UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07989

Metropolitan West Funds

(Exact name of registrant as specified in charter)

11766 Wilshire Boulevard, Suite 1500

Los Angeles, CA 90025

(Address of principal executive offices) (Zip code)

Metropolitan West Funds

11766 Wilshire Boulevard, Suite 1500

Los Angeles, CA 90025

(Name and address of agent for service)

Registrant’s telephone number, including area code: (310) 966-8900

Date of fiscal year end: March 31

Date of reporting period: June 30, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Ultra Short Bond Fund

Schedule of Portfolio Investments

June 30, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS — 86.65%
ASSET-BACKED SECURITIES — 29.08%**
Aames Mortgage Trust 2002-1 A3 (STEP)
6.90%	06/25/32		$34,578	$19,213
ABFS Mortgage Loan Trust 2002-2 A7 (STEP)
5.22%	07/15/33		5,309	5,144
ABFS Mortgage Loan Trust 2002-3 A (STEP)
4.26%	09/15/33		17,363	16,247
ABFS Mortgage Loan Trust 2002-4 A (STEP)
4.43%	12/15/33		15,051	14,331
Bayview Financial Acquisition Trust 2004-B A1
1.31%	05/28/39	[2,3]	2,874,942	1,649,640
Bayview Financial Acquisition Trust 2005-A A1
1.31%	02/28/40	2,3,†	3,655,823	2,375,970
Bayview Financial Revolving Mortgage Loan Trust 2005-E A1
0.81%	12/28/40	2,3,†	3,900,000	2,846,513
Citigroup Mortgage Loan Trust, Inc. 2007-WFH2 A3
0.49%	03/25/37	[2]	2,500,000	864,312
Citigroup Mortgage Loan Trust, Inc. 2007-WFH4 A2C
1.61%	07/25/37	[2]	1,765,000	690,873
Conseco Financial Corp. 1994-1 A5
7.65%	04/15/19		9,104	7,948
Conseco Financial Corp. 1996-8 A6
7.60%	10/15/27	[2]	23,391	21,860
Contimortgage Home Equity Trust 1999-3 A6 (STEP)
8.18%	12/25/29		1,499	1,491
Countrywide Asset-Backed Certificates 2003-BC1 M1
1.69%	12/25/32	[2]	351,357	40,865
Countrywide Asset-Backed Certificates 2007-10 2A2
0.43%	06/25/47	[2]	2,975,000	1,749,402
CS First Boston Mortgage Securities Corp. 2001-MH29 A (STEP)
5.60%	09/25/31		132,926	109,616
Deutsche Financial Capital Securitization LLC 1997-I A3
6.75%	09/15/27		212,485	188,377
First Alliance Mortgage Loan Trust 1994-3 A1
7.83%	10/25/25		5,762	4,517
First Franklin Mortgage Loan Asset Backed Certificates 2004-FFA M3A
2.64%	03/25/24	[2]	2,997,921	1,482,108
GE Capital Mortgage Services, Inc. 1998-HE1 A7
6.47%	06/25/28		1,116	1,078
Green Tree Home Improvement Loan Trust 1995-C B2
7.60%	07/15/20		146,100	113,027
Green Tree Home Improvement Loan Trust 1995-F B2
7.10%	01/15/21		45,319	34,612
GSAA Trust 2005-7 AF3
4.75%	05/25/35	[2]	1,100,000	578,292
GSAMP Trust 2006-S6 A2 (STEP)
5.55%	10/25/36	[4]	2,258,600	460,150
HFC Home Equity Loan Asset Backed Certificates 2007-3 APT
1.52%	11/20/36	[2]	740,726	485,363
IndyMac Manufactured Housing Contract 1998-2 A4
6.64%	12/25/27	[2]	239,904	184,902
Inman Square Funding Ltd. 2005-2A I (Cayman Islands)
1.62%	10/06/40	2,3,4,5,†	1,894,869	189,519

Irwin Home Equity Corp. 2003-A M2
2.96%	10/25/27	[2]	997,436	753,275
Ivy Lane CDO Ltd. 2006-1A A1 (Cayman Islands)
1.35%	02/05/46	2,3,4,5,†	1,765,562	154,517
Keystone Owner Trust 1998-P1 M2
7.93%	05/25/25	[3]	14,143	12,575
Lehman XS Trust 2006-14N 3A2
0.43%	08/25/36	[2]	1,781,588	599,398
MASTR Asset Backed Securities Trust 2006-HE4 A1
0.36%	11/25/36	[2]	532,316	442,522
Mid-State Trust 6 A4
7.79%	07/01/35		50,243	33,213
Morgan Stanley ABS Capital I 2004-NC2 M2
2.11%	12/25/33	[2]	1,465,074	864,746
Morgan Stanley ABS Capital I 2007-HE5 A2A
0.42%	03/25/37	[2]	656,971	562,016
Morgan Stanley ABS Capital I 2007-NC2 A2A
0.42%	02/25/37	[2]	747,783	548,230
Morgan Stanley IXIS Real Estate Capital Trust 2006-2 A1
0.36%	11/25/36	[2]	393,355	373,340
Oakwood Mortgage Investors, Inc. 1998-A A4
6.20%	05/15/28		5,089	4,387
Oakwood Mortgage Investors, Inc. 1998-B A3
6.20%	01/15/15		8,152	6,641
Oakwood Mortgage Investors, Inc. 1998-B A4
6.35%	03/15/17		408,127	333,410
Oakwood Mortgage Investors, Inc. 2002-B AIO (IO)
6.00%	05/15/10	4,†	61,793	2,980

N-Q Report June 2009 / 1

Ultra Short Bond Fund

Schedule of Portfolio Investments

June 30, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Residential Funding Mortgage Securities II, Inc. 1999-HI6 AI7 (STEP)
8.60%	09/25/29		$178,503	$132,583
Residential Funding Mortgage Securities II, Inc. 2000-HI1 AI7 (STEP)
8.29%	02/25/25		17,489	14,081
Saxon Asset Securities Trust 2002-1 M2
2.11%	11/25/31	[2]	196,240	21,930
Soundview Home Equity Loan Trust 2006-WF2 A2C
0.45%	12/25/36	2,†	1,055,000	574,974
Structured Asset Securities Corp. 2007-EQ1 A4
0.56%	03/25/37	[2]	3,000,000	750,000
Terwin Mortgage Trust 2004-13AL 2PX (IO)
0.34%	08/25/34	[3,4]	9,461,671	58,674
UCFC Home Equity Loan 1998-D BF1
8.97%	04/15/30	[2]	1,243	342
Vanderbilt Mortgage Finance 1997-B 1A6
7.60%	06/07/25		1,873,226	1,859,025
Wells Fargo Home Equity Trust 2007-1 A1
0.41%	03/25/37	[2]	205,282	194,631

Total Asset-Backed Securities (Cost $39,792,327)				22,432,860

CORPORATES — 7.61%*
Communications — 0.37%
Sprint Nextel Corp.
1.00%	06/28/10	[2]	300,000	282,936

Finance — 4.53%
Ford Motor Credit Co. LLC
3.89%	01/13/12	[2]	1,130,000	848,206
General Electric Capital Corp. A (MTN)
0.89%	09/15/14	[2]	300,000	254,892
Goldman Sachs Group, Inc. (The)
4.50%	06/15/10		400,000	409,979
5.45%	11/01/12		500,000	519,137
Goldman Sachs Group, Inc. B (The) (MTN)
1.50%	07/22/15	[2]	200,000	168,000
Lehman Brothers Holdings, Inc. H (MTN)
0.00%	11/30/10	[6]	883,000	129,139
Morgan Stanley
1.36%	01/18/11	[2]	395,000	382,840
5.05%	01/21/11		395,000	402,938
6.75%	04/15/11		155,000	162,441
Morgan Stanley (MTN)
1.56%	10/18/16	[2]	260,000	215,637

				3,493,209

Transportation — 2.71%
American Airlines Pass Through Trust 2003-1 (AMBAC)
3.86%	07/09/10		1,353,847	1,265,928
Delta Air Lines, Inc. 2001-1 A2
7.11%	09/18/11	[7]	600,000	555,000
UAL Pass Through Trust 2000-2 A
7.03%	10/01/10	[7]	275,761	270,246

				2,091,174

Total Corporates (Cost $6,438,631)				5,867,319

BANK LOANS — 1.92%*
Health Care — 1.01%
HCA Term Loan A
2.35%	11/18/12	[8]	856,108	779,593

Transportation — 0.91%
Northwest Air (DIP)
2.32%	05/21/12	[8]	735,814	700,075

Total Bank Loans (Cost $1,490,776)				1,479,668

MORTGAGE-BACKED — 48.04%**
Commercial Mortgage-Backed — 3.64%
Bayview Commercial Asset Trust 2007-3 A1
0.55%	07/25/37	2,3,†	1,504,342	883,726
JPMorgan Mortgage Trust 2005-A2 9A1
5.64%	04/25/35	[2]	657,756	409,419
Merrill Lynch Countrywide Commercial Mortgage Trust 2007-7 A4
5.81%	06/12/50	[2]	565,000	405,659
Structured Asset Mortgage Investments, Inc. 2007-AR3 2A1
0.50%	09/25/47	[2]	2,786,991	1,109,715

				2,808,519

Non-Agency Mortgage-Backed — 28.20%
Adjustable Rate Mortgage Trust 2005-1 1A1
5.19%	05/25/35	2,†	1,532,342	781,087
American Home Mortgage Investment Trust 2004-3 3A
4.79%	10/25/34	2,†	1,171,089	796,326
Banc of America Funding Corp. 2003-2 1A1
6.50%	06/25/32		43,305	42,666
Banc of America Funding Corp. 2007-8 2A1
7.00%	10/25/37		843,541	537,150
Banc of America Mortgage Securities, Inc. 2003-A 2A2
5.52%	02/25/33	[2]	6,680	5,719

2 / N-Q Report June 2009

Ultra Short Bond Fund

Schedule of Portfolio Investments

June 30, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Citigroup Mortgage Loan Trust, Inc. 2004-HYB1 A41
5.15%	02/25/34	[2]	$449,447	$348,094
Countrywide Alternative Loan Trust 2004-J6 2A1
6.50%	11/25/31		514,499	455,724
Countrywide Alternative Loan Trust 2005-16 A5
0.59%	06/25/35	[2]	874,073	151,309
Countrywide Alternative Loan Trust 2005-27 2A1
2.69%	08/25/35	[2]	1,772,178	748,499
Countrywide Alternative Loan Trust 2005-61 2A1
0.59%	12/25/35	[2]	1,415,704	665,129
Countrywide Alternative Loan Trust 2006-OA2 X1P (IO)
3.72%	05/20/46	[2,4]	10,011,395	150,171
CS First Boston Mortgage Securities Corp. 2002-AR31 4A2
5.31%	11/25/32	[2]	200,000	120,599
CS First Boston Mortgage Securities Corp. 2004-1 2A1
6.50%	02/25/34		923,956	846,777
Deutsche Bank Alternate Loan Trust 2006-AR6 A3
0.40%	02/25/37	[2]	1,056,342	976,050
Downey Savings & Loan Association Mortgage Loan Trust 2004-AR3 2A2A
0.68%	07/19/44	[2]	724,709	338,973
Fifth Third Mortgage Loan Trust 2002-FTB1 5A1
5.01%	11/19/32	[2]	58,090	52,119
First Horizon Asset Securities, Inc. 2002-AR2 2A1
5.13%	12/27/32	[2]	32,730	26,094
First Horizon Asset Securities, Inc. 2003-AR2 1A1
5.50%	07/25/33	[2]	101,150	88,833
GMAC Mortgage Corp. Loan Trust 2003-GH1 A5 (STEP)
5.60%	07/25/34		78,700	76,184
Harborview Mortgage Loan Trust 2005-1 X (IO)
3.08%	03/19/35	[2,4]	3,452,098	54,478
IndyMac Index Mortgage Loan Trust 2004-AR12 A1
0.70%	12/25/34	[2]	1,142,813	603,031
IndyMac Index Mortgage Loan Trust 2004-AR12 AX2 (IO)
3.56%	12/25/34	[2,4]	1,351,962	8,872
IndyMac Index Mortgage Loan Trust 2006-AR2 1A1A
0.53%	04/25/46	[2]	1,817,206	819,452
MASTR Adjustable Rate Mortgages Trust 2004-1 2A1
5.73%	01/25/34	[2]	69,079	42,164
MASTR Adjustable Rate Mortgages Trust 2004-12 5A1
5.42%	10/25/34	[2]	1,180,675	864,170
MASTR Adjustable Rate Mortgages Trust 2004-5 3A1
4.37%	06/25/34	[2]	73,193	56,759
MASTR Seasoned Securities Trust 2004-1 4A1
4.72%	10/25/32	[2]	217,457	189,040
MASTR Seasoned Securities Trust 2004-2 A2
6.50%	08/25/32		813,542	785,727
Merrill Lynch Mortgage Investors, Inc. 2003-A1 2A
3.49%	12/25/32	[2]	572,709	456,971
Residential Accredit Loans, Inc. 2007-QS8 A10
6.00%	06/25/37		2,215,598	1,376,625
Residential Asset Mortgage Products, Inc. 2003-SL1 A11
7.13%	03/25/16		291,793	288,412
Residential Asset Mortgage Products, Inc. 2004-SL1 A2
8.50%	11/25/31		189,355	182,021
Residential Asset Mortgage Products, Inc. 2004-SL1 A7
7.00%	11/25/31		62,959	58,952
Residential Asset Mortgage Products, Inc. 2004-SL1 A8
6.50%	11/25/31		360,181	344,221
Residential Asset Securitization Trust 2004-IP2 2A1
4.66%	12/25/34	[2]	658,814	438,409
Residential Asset Securitization Trust 2007-A7 A4
6.00%	07/25/37		2,681,894	1,877,788
Structured Asset Mortgage Investments, Inc. 2006-AR8 A1A
0.51%	10/25/36	[2]	2,182,985	904,426
Structured Asset Securities Corp. 2001-15A 4A1
6.00%	10/25/31	[2]	65,091	58,079
Washington Mutual Alternative Mortgage Pass-Through Certificates 2005-4 CB13
0.81%	06/25/35	[2]	877,229	524,890
Washington Mutual Alternative Mortgage Pass-Through Certificates 2007-OA3 4A1
2.11%	04/25/47	[2]	3,243,863	1,175,282

N-Q Report June 2009 / 3

Ultra Short Bond Fund

Schedule of Portfolio Investments

June 30, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Washington Mutual Mortgage Pass-Through Certificates 2002-AR6 A
2.74%	06/25/42	[2]	$164,444	$119,542
Washington Mutual Mortgage Pass-Through Certificates 2003-AR6 A1
3.05%	06/25/33	[2]	621,227	498,647
Washington Mutual Mortgage Pass-Through Certificates 2007-0A4 1A
2.11%	05/25/47	[2]	1,355,380	516,848
Washington Mutual Mortgage Pass-Through Certificates 2007-0A6 1A
2.15%	07/25/47	[2]	1,917,899	718,033
Washington Mutual Mortgage Pass-Through Certificates 2007-HY4 1A1
5.47%	04/25/37	[2]	1,390,011	765,576
Washington Mutual Mortgage Pass-Through Certificates 2007-OA1 XPPP (IO)
1.14%	02/25/47	2,4,†	64,934,649	650,158
Washington Mutual MSC Mortgage Pass-Through Certificates 2003-MS9 1A
7.00%	04/25/33		161,371	162,433

				21,748,509

U.S. Agency Mortgage-Backed — 16.20%
Fannie Mae 1988-12 A
7.60%	02/25/18	[2]	123,631	124,729
Fannie Mae 1993-80 S
10.46%	05/25/23	[2]	10,549	11,057
Fannie Mae 1994-55 S
14.54%	12/25/23	[2]	456	461
Fannie Mae 1997-23 PB
6.63%	01/25/22		27,607	29,604
Fannie Mae 2000-27 AN
6.00%	08/25/30		19,282	20,168
Fannie Mae 2001-42 SB
8.50%	09/25/31	[2]	6,802	7,130
Fannie Mae 2003-124 IO (IO)
5.25%	03/25/31		81,393	6,700
Fannie Mae 2003-124 TS
9.80%	01/25/34	[2]	134,628	143,584
Fannie Mae 2003-37 IG (IO)
5.50%	05/25/32		250,567	19,720
Fannie Mae 2003-85 IE (IO)
5.50%	06/25/29		79,566	2,200
Fannie Mae 2004-96 MT
7.00%	12/25/34	[2]	195,648	189,115
Fannie Mae 2005-47 SL
7.50%	06/25/35	[2]	528,840	509,585
Fannie Mae 2008-35 CI (IO)
1.28%	02/25/11	2,†	27,838,880	360,827
Fannie Mae Pool 111643
6.43%	09/01/20	[2]	28,643	29,585
Fannie Mae Pool 190656
6.50%	02/01/14		199,475	215,045
Fannie Mae Pool 523829
8.00%	11/01/19		297,455	325,061
Fannie Mae Pool 555098
5.08%	11/01/32	[2]	173,186	178,041
Fannie Mae Pool 555177
4.86%	01/01/33	[2]	184,785	189,757
Fannie Mae Pool 555207
7.00%	11/01/17		46,836	49,600
Fannie Mae Pool 567002
8.00%	05/01/23		146,349	158,874
Fannie Mae Pool 646884
3.17%	05/01/32	[2]	13,291	13,450
Fannie Mae Pool 647903
3.02%	04/01/27	[2]	62,452	63,205
Fannie Mae Pool 648860
6.50%	05/01/17		876,941	936,087
Fannie Mae Pool 655127
7.00%	07/01/32		38,468	41,852
Fannie Mae Pool 655133
7.00%	08/01/32		50,847	55,314
Fannie Mae Pool 655151
7.00%	08/01/32		65,537	71,206
Fannie Mae Pool 753630
4.80%	11/01/33	[2]	288,487	297,759
Fannie Mae Pool 754001
5.50%	12/01/33	[2]	637,735	660,022
Fannie Mae Pool 762525
6.50%	11/01/33		225,952	240,979
Fannie Mae Pool 770900
3.58%	04/01/34	[2]	565,537	578,020
Fannie Mae Pool 805268
4.03%	01/01/35	[2]	674,388	671,301
Fannie Mae Pool 811267
4.92%	12/01/34	[2]	218,607	226,566
Freddie Mac 1214 KA
1.21%	02/15/22	[2]	7,533	7,575
Freddie Mac 1526 L
6.50%	06/15/23		32,989	35,287
Freddie Mac 1702 TJ
7.00%	04/15/13		69,532	70,018
Freddie Mac 2043 CJ
6.50%	04/15/28		72,759	77,328
Freddie Mac 2527 TI (IO)
6.00%	02/15/32		337,323	19,715

4 / N-Q Report June 2009

Ultra Short Bond Fund

Schedule of Portfolio Investments

June 30, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac 2561 BX (IO)
5.00%	05/15/17		$384,977	$19,069
Freddie Mac 2594 VK
5.00%	02/15/23		224,518	227,317
Freddie Mac 2642 BW (IO)
5.00%	06/15/23		63,491	7,086
Freddie Mac 2657 LX (IO)
6.00%	05/15/18		281,085	30,306
Freddie Mac 2856 ST
7.00%	09/15/23	[2]	1,112,233	1,080,556
Freddie Mac 2905 JG
7.00%	09/15/34		293,643	301,176
Freddie Mac 2906 NX (IO)
5.18%	12/15/34	[2]	5,452,128	198,533
Freddie Mac 2971 AB
5.00%	05/15/20		21,211	21,430
Freddie Mac 3202 HS (IO)
6.33%	08/15/36	[2]	4,014,338	156,642
Freddie Mac Gold C90237
6.50%	11/01/18		170,113	183,262
Freddie Mac Gold C90474
7.00%	08/01/21		238,155	260,192
Freddie Mac Gold D93410
6.50%	04/01/19		170,332	183,872
Freddie Mac Gold O30092
5.50%	10/01/15		156,295	162,363
Freddie Mac Gold P20295
7.00%	10/01/29		92,641	98,488
Freddie Mac Non Gold Pool 775554
5.02%	10/01/18	[2]	6,564	6,582
Freddie Mac Non Gold Pool 782824
4.71%	11/01/34	[2]	799,992	816,298
Freddie Mac Non Gold Pool 865369
4.86%	06/01/22	[2]	5,166	5,205
Ginnie Mae 2003-28 LI (IO)
5.50%	02/20/32		258,506	18,688
Ginnie Mae 2004-2 FW
1.72%	01/16/34	[2]	333,049	360,987
Ginnie Mae 2004-41 IE (IO)
5.50%	05/20/30		1,939,362	85,792
Ginnie Mae II Pool 80546
4.00%	10/20/31	[2]	49,821	50,531
Ginnie Mae II Pool 80610
5.38%	06/20/32	[2]	639,010	658,441
Ginnie Mae II Pool 80614
4.63%	07/20/32	[2]	77,302	79,026
Ginnie Mae II Pool 80687
5.50%	04/20/33	[2]	348,577	360,794
Ginnie Mae II Pool 81018
4.63%	08/20/34	[2]	270,402	276,422
Ginnie Mae II Pool 8339
4.13%	12/20/23	[2]	88,364	89,639

Ginnie Mae II Pool 8684
4.63%	08/20/25	[2]	121,356	124,300

				12,499,524

Total Mortgage-Backed (Cost $47,856,892)				37,056,552

Total Bonds — 86.65% (Cost $95,578,626)				66,836,399

Issues	Maturity Date	Shares/ Principal Amount	Value
SHORT TERM INVESTMENTS — 29.52%
Commercial Paper — 3.22%
BNP Paribas Finance, Inc.
0.23%[9]	08/05/09	775,000	774,827
JPMorgan Chase & Co.
0.25%[9]	07/01/09	765,000	765,000
Rabobank USA Finance Corp.
0.38%[9]	08/13/09	945,000	944,790

			2,484,617

Money Market Fund — 17.77%
Goldman Sachs Group, Inc. (The)
0.05%		13,707,000	13,707,000

U.S. Agency Discount Notes — 8.47%
Fannie Mae
0.16%[9]	07/21/09	$1,340,000	1,339,881
0.17%[9]	07/23/09	780,000	779,919
0.23%[9]	07/06/09	1,895,000	1,894,959
Federal Home Loan Bank
0.14%[9]	08/05/09	1,830,000	1,829,759
0.15%[9]	07/16/09	690,000	689,957

			6,534,475

U.S. Treasury Bills — 0.06%
U.S. Treasury Bills
0.16%[9]	08/20/09	45,000	44,992

Total Short Term Investments (Cost $22,770,835)			22,771,084

N-Q Report June 2009 / 5

Ultra Short Bond Fund

Schedule of Portfolio Investments

June 30, 2009 (Unaudited)

Value
Total Investments — 116.17% (Cost $118,349,461)[1]	$89,607,483

Liabilities in Excess of Other Assets — (16.17)%	(12,474,682)

Net Assets — 100.00%	$77,132,801

Issues	Expiration Date	Credit Rating[a]	Notional Amount (000’s)[b]	Appreciation	Value[c]
SWAPS: CREDIT DEFAULT (WRITTEN) — SINGLE ISSUES
The Fund receives a fixed rate equal to 6.55% and the Fund will pay to the counterparty at par including interest accrued in the event of default of General Electric Capital Corp., 5.63%, due 09/15/17. Counterparty: CS First Boston
	12/20/10	AAA	$640	$24,603	$24,603
The Fund receives a fixed rate equal to 4.00% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the Berkshire Hathaway, Inc., 4.63%, due 10/15/13. Counterparty: Barclays Capital, Inc.
	03/20/11	AAA	500	12,976	12,976

				$37,579	$37,579

Issues	Expiration Date	Premiums Paid/ (Received)	Notional Amount (000’s)[b]	Depreciation	Value[c]
SWAPS: CREDIT DEFAULT (WRITTEN) — TRADED INDICES
The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: CS First Boston
	08/25/37	$(639,855)	$1,160	$(220,643)	$(860,498)
The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: Goldman Sachs Group, Inc. (The)
	08/25/37	(1,152,990)	2,300	(553,169)	(1,706,159)
The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: Morgan Stanley
	08/25/37	(977,535)	1,950	(468,991)	(1,446,526)
The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-PENAAA 07-2, due 01/25/38. Counterparty: Barclays Capital, Inc.
	01/25/38	(3,685,989)	5,850	(565,359)	(4,251,348)
The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AA 06-2, due 05/25/46. Counterparty: Bank of America Corp.
	05/25/46	(399,177)	500	(63,136)	(462,313)
The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 06-2, due 05/25/46. Counterparty: CS First Boston
	05/25/46	(798,354)	1,000	(126,273)	(924,627)
The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 06-2, due 05/25/46. Counterparty: CS First Boston
	05/25/46	(474,604)	600	(80,172)	(554,776)
The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AA 06-2, due 05/25/46. Counterparty: Royal Bank of Scotland Group Plc
	05/25/46	(399,177)	500	(63,136)	(462,313)
The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 06-2, due 05/25/46. Counterparty: Goldman Sachs Group, Inc. (The)
	05/25/46	(318,362)	400	(51,489)	(369,851)

		$(8,846,043)		$(2,192,368)	$(11,038,411)

[a]	Using Standard & Poor’s rating of the issuer.
[b]

The maximum potential payment the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

[c]

The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Notes:

[1]	Cost for financial reporting purposes is $118,349,461 and net unrealized appreciation/ (depreciation) consists of:

Gross unrealized appreciation	$6,174,662
Gross unrealized depreciation	(34,916,640)

Net unrealized depreciation	$(28,741,978)

[2]	Floating rate security. The rate disclosed is that in effect at June 30, 2009.
[3]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at June 30, 2009 was $8,171,134 representing 10.59% of total net assets.

[4]	Illiquid security as determined under procedures approved by the Fund’s Board of Trustees. The aggregate value of illiquid securities is $1,729,519 which is 2.24% of total net assets.
[5]	U.S. dollar denominated security issued by foreign domiciled entity.
[6]	Security is currently in default with regards to scheduled interest or principal payments.
[7]	Expected maturity date.

6 / N-Q Report June 2009

Ultra Short Bond Fund

Schedule of Portfolio Investments

June 30, 2009 (Unaudited)

[8]	Non-Rule 144A securities determined to be restricted private placements under procedures approved by the Fund’s Board of Trustees. Information related to these securities is as follows:

Date of Purchase	Security	Amortized Cost	Value	% of Total Net Assets
02/04/09	HCA Term Loan A, 2.35%, 11/18/12	754,961	779,593	1.01%
08/21/06	Northwest Air (DIP), 2.32%, 05/21/12	735,814	700,075	0.91%

		$1,490,775	$1,479,668	1.92%

[9]	Represents annualized yield at date of purchase.
†	Fair valued security. The aggregate value of fair valued securities is $9,616,597 which is 12.47% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees. This figure does not necessarily indicate the treatment of those securities under FAS 157, as discussed in the Notes to Financial Statements.
*	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date less than the stated maturity date.

(AMBAC): American Municipal Bond Assurance Corp.

(DIP): Defaulted interest payment

(IO): Interest only

(MTN): Medium term note

(STEP): Step coupon bond

N-Q Report June 2009 / 7

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS — 84.54%
ASSET-BACKED SECURITIES — 18.13%**
ABFS Mortgage Loan Trust 2002-2 A7 (STEP)
5.22%	07/15/33		$107,794	$104,446
Amresco Residential Securities Mortgage Loan Trust 1998-1 A5 (STEP)
7.57%	10/25/27		44,635	31,219
Amresco Residential Securities Mortgage Loan Trust 1998-2 B1F
7.72%	06/25/28	[2,3]	4,698	728
Bayview Financial Acquisition Trust 2005-A A1
1.31%	02/28/40	3,4,†	11,424,445	7,424,908
Bayview Financial Acquisition Trust 2006-B 2A2
0.51%	04/28/36	[3]	2,583,387	2,430,517
Bayview Financial Revolving Mortgage Loan Trust 2005-E A1
0.81%	12/28/40	3,4,†	14,000,000	10,218,250
Bear Stearns Asset Backed Securities Trust 2000-2 M2 (STEP)
8.28%	08/25/30		4,092,837	3,541,209
Bear Stearns Asset Backed Securities Trust 2007-2 A1
0.50%	01/25/47	[3]	1,802,223	1,308,012
Bear Stearns Asset Backed Securities Trust 2007-HE1 1A1
0.43%	02/25/37	[3]	1,838,214	1,400,532
Carrington Mortgage Loan Trust 2004-NC2 M1
1.00%	08/25/34	[3]	218,633	98,489
Carrington Mortgage Loan Trust 2007-FRE1 A3
0.57%	02/25/37	[3]	14,875,000	3,718,750
Castle Trust 2003-1AW A1
1.07%	05/15/27	3,4,†	3,295,633	1,812,557
Chase Funding Mortgage Loan Asset-Backed Certificates 2001-4 1A6
6.24%	01/25/13	[3]	5,223,132	4,309,696
Chase Funding Mortgage Loan Asset-Backed Certificates 2002-2 2M1
1.21%	02/25/32	[3]	815,624	273,250
Citigroup Mortgage Loan Trust, Inc. 2006-AMC1 A2B
0.47%	09/25/36	3,†	8,740,000	4,369,891
Citigroup Mortgage Loan Trust, Inc. 2007-WFH1 A2
0.41%	01/25/37	[3]	125,000	107,385
Citigroup Mortgage Loan Trust, Inc. 2007-WFH2 A3
0.49%	03/25/37	[3]	150,000	51,859
Citigroup Mortgage Loan Trust, Inc. 2007-WFH4 A2C
1.61%	07/25/37	[3]	90,000	35,229
Citigroup Mortgage Loan Trust, Inc. 2007-WFH4 M1
1.96%	07/25/37	3,†	8,520,000	622,152
Conseco Finance 2001-D A5
6.19%	11/15/32	[3]	534,831	464,873
Conseco Financial Corp. 1994-1 A5
7.65%	04/15/19		537,112	468,944
Conseco Financial Corp. 1998-2 A5
6.24%	12/01/28	[3]	40,564	35,450
Credit-Based Asset Servicing and Securitization LLC 2006-CB1 AF2 (STEP)
5.24%	01/25/36		4,175,091	2,594,285
Credit-Based Asset Servicing and Securitization LLC 2006-CB9 A4
0.54%	11/25/36	[3]	6,000,000	1,767,052
Credit-Based Asset Servicing and Securitization LLC 2007-CB2 A2B (STEP)
5.51%	02/25/37	†	20,580,000	13,557,075
Credit-Based Asset Servicing and Securitization LLC 2007-CB5 A1
0.37%	04/25/37	[3]	4,646,546	3,626,493
First Alliance Mortgage Loan Trust 1994-3 A1
7.83%	10/25/25		1,729	1,355
First Franklin Mortgage Loan Asset Backed Certificates 2005-FFA M2 (STEP)
5.48%	03/25/25	[2]	9,365,000	7,227,831
First Union Home Equity Loan Trust 1997-3 B
7.39%	03/25/29		55,024	8,257
Genesis Funding Ltd. 2006-1A G1 (Bermuda)
0.55%	12/19/32	3,4,5,†	8,650,000	4,800,534
GMAC Mortgage Corp. Loan Trust 2000-HE2 A1
0.75%	06/25/30	[3]	3,301,289	1,302,449
Green Tree Home Improvement Loan Trust 1997-E HEB1
7.53%	01/15/29		4,162,107	3,748,175
Green Tree Recreational Equipment & Consumer Trust 1996-D Certificates
7.24%	12/15/22		178,902	120,012
GSAA Trust 2006-9 A4A
0.55%	06/25/36	[3]	13,500,000	4,570,769
GSAMP Trust 2006-S6 A2 (STEP)
5.55%	10/25/36	[2]	2,187,896	445,745
HFC Home Equity Loan Asset Backed Certificates 2006-3 A4
0.56%	03/20/36	3,†	8,680,000	4,079,491
HFC Home Equity Loan Asset Backed Certificates 2007-1 AS
0.52%	03/20/36	[3]	12,816,188	8,464,695
HFC Home Equity Loan Asset Backed Certificates 2007-2 A4
0.62%	07/20/36	[3]	1,325,000	514,857

8 / N-Q Report June 2009

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
HFC Home Equity Loan Trust 2005-3 M1
0.74%	01/20/35	[3]	$4,782,776	$3,060,258
Home Equity Asset Trust 2007-3 2A2
0.49%	08/25/37	3,†	5,635,000	1,859,480
Home Equity Mortgage Trust 2006-1 A1B
0.44%	05/25/36	[3]	1,373,237	713,195
Ivy Lane CDO Ltd. 2006-1A A1 (Cayman Islands)
1.35%	02/05/46	2,3,4,5,†	8,901,373	779,023
JPMorgan Mortgage Acquisition Corp. 2007-CH1 AF2 (STEP)
5.45%	11/25/36		12,415,000	10,565,560
JPMorgan Mortgage Acquisition Corp. 2007-CH2 AF2 (STEP)
5.48%	01/25/37		15,300,000	10,868,207
JPMorgan Mortgage Acquisition Corp. 2007-HE1 AV1
0.37%	04/01/37	[3]	8,732,471	6,286,570
JPMorgan Mortgage Acquisition Corp. 2007-HE1 AV4
0.59%	03/25/47	[3]	50,000	12,843
Lehman ABS Manufactured Housing Contract 2001-B AIOC (IO)
0.55%	05/15/41	2,3,†	401,897,152	3,998,877
Lehman XS Trust 2006-GP1 A4A
0.64%	05/25/46	[3]	12,240,489	1,059,424
MASTR Asset Backed Securities Trust 2007-HE1 A2
0.46%	05/25/37	[3]	6,260,000	3,168,270
MASTR Asset Backed Securities Trust 2007-HE1 A3
0.52%	05/25/37	[3]	55,000	17,999
Merrill Lynch First Franklin Mortgage Loan Trust 2007-3 A2C
0.49%	06/25/37	3,†	19,057,200	5,716,922
Mid-State Trust 2004-1 B
8.90%	08/15/37		1,003,253	646,812
Mid-State Trust 2006-1 A
5.79%	10/15/40	[4]	10,056,635	6,704,960
Morgan Stanley ABS Capital I 2004-NC2 M2
2.11%	12/25/33	[3]	322,316	190,244
Morgan Stanley ABS Capital I 2007-HE7 M2
2.31%	07/25/37	3,†	3,525,000	268,995
Morgan Stanley Mortgage Loan Trust 2007-10XS A18
6.00%	07/25/47	[3]	18,494,814	12,548,016
Nationstar Home Equity Loan Trust 2007-A AV1
0.37%	03/25/37	[3]	8,262	7,709
Nationstar Home Equity Loan Trust 2007-A AV4
0.54%	03/25/37	[3]	5,811,000	1,666,768
Nationstar Home Equity Loan Trust 2007-B 2AV1
0.43%	04/25/37	[3]	773,826	688,069
Nationstar Home Equity Loan Trust 2007-C 2AV1
0.37%	06/25/37	[3]	75,562	67,712
Nationstar Home Equity Loan Trust 2007-C 2AV3
0.49%	06/25/37	[3]	7,057,200	2,130,946
Nomura Asset Acceptance Corp. 2006-S1 A1
0.45%	01/25/36	[3,4]	463,190	406,527
Oakwood Mortgage Investors, Inc. 2002-B AIO (IO)
6.00%	05/15/10	2,†	9,087,171	438,265
Pegasus Aviation Lease Securitization 2000-1 B1
8.08%	03/25/30	[2,4,6]	8,806,150	2,810
Popular ABS Mortgage Pass-Through Trust 2007-A A3
0.62%	06/25/47	[3]	70,000	18,772
Residential Funding Mortgage Securities II, Inc. 2000-HI1 AI7 (STEP)
8.29%	02/25/25		12,955	10,430
Resmae Mortgage Loan Trust 2006-1 A1B
0.58%	02/25/36	[3,4]	2,491,480	740,882
Saxon Asset Securities Trust 2007-2 A2A
0.41%	05/25/47	[3]	8,577,512	7,433,861
Securitized Asset Backed Receivables LLC Trust 2007-BR5 A2A
0.44%	05/25/37	[3]	12,353,547	7,709,094
SG Mortgage Securities Trust 2006-FRE1 A1B
0.58%	02/25/36	[3]	1,886,104	1,162,990
Soundview Home Equity Loan Trust 2006-OPT1 2A4
0.58%	03/25/36	[3]	7,300,000	1,871,399
Soundview Home Equity Loan Trust 2006-WF2 A2C
0.45%	12/25/36	3,†	12,000,000	6,539,991
Soundview Home Equity Loan Trust 2006-WF2 M8
2.66%	12/25/36	[3]	1,500,000	8,290
Soundview Home Equity Loan Trust 2007-OPT5 M2
2.46%	10/25/37	[3,4]	90,000	6,118
Structured Asset Receivables Trust 2003-1A CTFS
1.60%	01/21/10	3,4,†	1,322,176	1,229,558
Structured Asset Receivables Trust 2003-2A CTFS
2.04%	01/21/09	[3,4]	688	653
Structured Asset Securities Corp. 2007-BC2 A3
0.44%	03/25/37	3,†	55,000	25,300

N-Q Report June 2009 / 9

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Terwin Mortgage Trust 2004-7HE A1
0.86%	07/25/34	[3,4]	$142,962	$96,837
Terwin Mortgage Trust 2005-9HGS A1
4.00%	08/25/35	[2,3,4]	641,442	574,321
Terwin Mortgage Trust 2006-4SL A2
4.50%	05/25/37	[2,3,4]	12,725,000	1,060,290
Terwin Mortgage Trust 2006-6 1A2
4.75%	07/25/37	[2,3]	15,000,000	1,479,579
Terwin Mortgage Trust 2007-9SL A1
1.51%	06/25/38	[2,3,4]	12,455,557	2,550,209
Wells Fargo Home Equity Trust 2007-1 A1
0.41%	03/25/37	[3]	288,470	273,502
Wells Fargo Home Equity Trust 2007-2 A1
0.40%	04/25/37	[3]	1,063,013	885,281

Total Asset-Backed Securities (Cost $363,707,390)				207,209,239

CORPORATES — 29.95%*
Banking — 4.98%
Bank of America Corp.
5.65%	05/01/18		300,000	265,533
BankAmerica Institutional A
8.07%	12/31/26	[4]	5,250,000	4,365,995
Banponce Trust I A
8.33%	02/01/27		7,400,000	4,358,289
Chase Capital II B
1.53%	02/01/27	[3]	6,455,000	3,628,575
Credit Suisse/Guernsey 1 (Switzerland)
1.57%	05/29/49	[3,5]	8,065,000	4,526,481
Credit Suisse/New York (MTN) (Switzerland)
5.00%	05/15/13	[5]	11,000,000	11,255,365
Credit Suisse/New York (Switzerland)
3.45%	07/02/12	[5]	1,825,000	1,827,188
Deutsche Bank AG/London (Germany)
4.88%	05/20/13	[5]	7,640,000	7,849,130
JPMorgan Chase & Co.
4.75%	05/01/13		30,000	30,407
JPMorgan Chase & Co. C (MTN)
0.00%	07/23/13	[3]	1,500,000	1,374,600
JPMorgan Chase Capital XIII M
1.55%	09/30/34	[3]	1,576,000	892,306
National Australia Bank Ltd. A (Australia)
8.60%	05/19/10	[5]	9,250,000	9,767,722
Nationsbank Capital Trust III
1.68%	01/15/27	[3]	7,650,000	4,072,944
NB Capital Trust II
7.83%	12/15/26		3,200,000	2,637,325

				56,851,860

Communications — 1.12%
CSC Holdings, Inc. B
7.63%	04/01/11		375,000	373,125
Hawaiian Telcom Communications, Inc. B
9.75%	05/01/13	[6]	250,000	2,500
Mediacom LLC/Mediacom Capital Corp.
9.50%	01/15/13		250,000	239,375
Qwest Communications International, Inc.
7.25%	02/15/11		500,000	487,500
Qwest Corp.
7.88%	09/01/11		1,900,000	1,909,500
Sprint Nextel Corp.
1.00%	06/28/10	[3]	4,275,000	4,031,847
Verizon Wireless Capital LLC
3.75%	05/20/11	[4]	5,440,000	5,553,875
Visant Holding Corp.
8.75%	12/01/13		200,000	197,500

				12,795,222

Electric — 2.85%
Cedar Brakes I LLC
8.50%	02/15/14	[4]	2,137,002	2,072,706
Cedar Brakes II LLC
9.88%	09/01/13	[4]	7,445,867	7,576,646
Entergy Gulf States, Inc.
5.12%	08/01/10		86,000	86,075
FPL Energy National Wind Portfolio, LLC
6.13%	03/25/19	[4]	125,053	121,806
KCP&L Greater Missouri Operations Co.
7.95%	02/01/11		2,500,000	2,587,855
11.88%	07/01/12		5,639,000	6,235,065
Midwest Generation LLC
8.30%	07/02/09		797,739	793,750
Mirant Mid Atlantic LLC A
8.63%	06/30/12		4,039,163	3,998,772
Power Contract Financing LLC
6.26%	02/01/10	[4]	2,226,944	2,192,012
TECO Energy, Inc.
3.03%	05/01/10	[3]	2,265,000	2,219,700
W3A Funding Corp.
8.09%	01/02/17		4,816,848	4,634,660

				32,519,047

Energy — 0.64%
AES Corp. (The)
8.75%	05/15/13	[4]	219,000	223,380
Allis-Chalmers Energy, Inc.
9.00%	01/15/14		450,000	321,750
Chesapeake Energy Corp.
7.00%	08/15/14		250,000	232,500

10 / N-Q Report June 2009

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Energy (continued)
Comstock Resources, Inc.
6.88%	03/01/12		$150,000	$144,750
Corral Petroleum Holdings AB (PIK) (Sweden)
2.59%	04/15/10	[4,5]	268,403	157,016
Hilcorp Energy I LP/Hilcorp Finance Co.
7.75%	11/01/15	[4]	575,000	488,750
Massey Energy Co.
6.88%	12/15/13		375,000	345,000
OPTI Canada, Inc. (Canada)
7.88%	12/15/14	[5]	250,000	163,125
Sempra Energy Employee Stock Ownership Plan & Trust
5.78%	11/01/14	4,†	5,000,000	4,930,469
Sonat, Inc.
7.63%	07/15/11		350,000	344,691

				7,351,431

Finance — 11.95%
Bear Stearns Cos., Inc. (The) (MTN)
6.95%	08/10/12		10,000,000	10,868,773
Capital One Financial Corp.
7.38%	05/23/14		5,000,000	5,161,145
Citigroup, Inc.
4.13%	02/22/10		9,430,000	9,392,711
5.30%	10/17/12		6,946,000	6,704,772
5.50%	04/11/13		11,034,000	10,350,146
Countrywide Financial Corp. (MTN)
5.80%	06/07/12		5,660,000	5,660,895
Countrywide Home Loans, Inc. L (MTN)
4.00%	03/22/11		2,470,000	2,438,629
Ford Motor Credit Co. LLC
2.70%	01/15/10	[3]	4,070,000	3,881,763
3.89%	01/13/12	[3]	20,160,000	15,132,600
7.38%	02/01/11		104,000	94,182
General Electric Capital Corp. (MTN)
1.40%	05/05/26	[3]	3,300,000	2,184,603
General Electric Capital Corp. A (MTN)
0.89%	09/15/14	[3]	10,144,000	8,618,758
General Electric Capital Corp. E (MTN)
0.92%	03/20/14	3,†	5,500,000	4,537,431
GMAC LLC
2.87%	12/01/14	[3]	1,424,000	1,041,300
Goldman Sachs Group, Inc. (The)
1.64%	01/12/15	[3]	2,500,000	2,193,728
5.45%	11/01/12		8,000,000	8,306,190
6.15%	04/01/18		2,500,000	2,437,990
Goldman Sachs Group, Inc. B (The) (MTN)
1.50%	07/22/15	[3]	800,000	672,000
Lehman Brothers Holdings, Inc. (MTN)
0.00%	06/20/16	[6]	4,835,000	707,119
0.00%	11/07/16	[6]	6,776,000	990,990
0.00%	02/16/17	[6]	4,198,000	613,958
MBNA Capital A
8.28%	12/01/26		924,000	780,106
MBNA Capital B
1.83%	02/01/27	[3]	2,721,000	1,435,050
Merrill Lynch & Co., Inc. (MTN)
8.68%	05/02/17	[3]	30,000	25,295
8.95%	05/18/17	[3]	30,000	25,427
9.57%	06/06/17	[3]	5,184,000	4,432,579
Morgan Stanley
1.36%	01/18/11	[3]	4,405,000	4,269,388
1.41%	01/15/10	[3]	20,000	19,824
1.61%	10/15/15	[3]	2,830,000	2,428,791
5.05%	01/21/11		1,405,000	1,433,233
6.00%	05/13/14		1,325,000	1,345,422
6.75%	04/15/11		750,000	786,005
Morgan Stanley (MTN)
5.63%	01/09/12		5,000,000	5,170,294
Pemex Finance Ltd. (Cayman Islands)
8.88%	11/15/10	5,†	2,933,600	3,017,061
9.69%	08/15/09	5,†	299,750	304,096
Power Receivables Finance LLC
6.29%	01/01/12	[4]	1,197,644	1,181,334
6.29%	01/01/12		1,257,101	1,239,982
Wachovia Corp. (MTN)
5.50%	05/01/13		5,655,000	5,846,642
Woodbourne Capital Trust I
2.93%	04/08/49	[2,3,4]	1,000,000	210,000
Woodbourne Capital Trust II
2.92%	04/08/49	[2,3,4]	1,000,000	210,000
Woodbourne Capital Trust III
2.91%	04/08/49	[2,3,4]	1,000,000	210,000
Woodbourne Capital Trust IV
2.91%	04/08/49	[2,3,4]	1,000,000	210,000

				136,570,212

Health Care — 0.69%
Community Health Systems, Inc.
8.88%	07/15/15		250,000	245,000
Tenet Healthcare Corp.
7.38%	02/01/13		200,000	181,000
UnitedHealth Group, Inc.
4.88%	02/15/13		7,348,000	7,433,369

				7,859,369

N-Q Report June 2009 / 11

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Insurance — 1.02%
Farmers Insurance Exchange
6.00%	08/01/14	[4]	$2,000,000	$1,741,592
Metropolitan Life Global Funding I
1.36%	06/25/10	[3,4]	50,000	49,846
2.55%	06/10/11	[3,4]	2,000,000	1,997,544
5.13%	04/10/13	[4]	4,550,000	4,631,627
5.13%	06/10/14	[4]	3,230,000	3,208,314

				11,628,923

Materials — 0.01%
Freeport-McMoRan Copper & Gold, Inc.
5.00%	04/01/15	[3]	150,000	140,595

Real Estate Investment Trust (REIT) — 3.46%
CPG Partners LP
8.25%	02/01/11		4,710,000	4,814,750
Duke Realty LP
5.63%	08/15/11		8,550,000	8,188,865
6.25%	05/15/13		9,000,000	8,101,053
HCP, Inc.
6.45%	06/25/12		4,000,000	3,878,096
Shurgard Storage Centers LLC
7.75%	02/22/11		1,500,000	1,478,655
Simon Property Group LP
7.00%	07/15/09		3,658,000	3,658,263
UDR, Inc. E (MTN)
3.90%	03/15/10		25,000	24,679
Weingarten Realty Investors A (MTN)
8.25%	01/22/10		3,800,000	3,809,949
Westfield Capital Corp. Ltd. (Multinational)
4.38%	11/15/10	[4,5]	5,690,000	5,571,005

				39,525,315

Secured Assets — 0.32%
Ingress I Ltd. B-A (Cayman Islands)
7.38%	03/30/40	4,5,†	5,490,000	3,678,232

Services — 0.07%
Mobile Mini, Inc.
6.88%	05/01/15		375,000	314,062
United Rentals North America, Inc.
6.50%	02/15/12		425,000	414,375
7.00%	02/15/14		125,000	102,813

				831,250

Transportation — 2.84%
American Airlines Pass Through Trust 1999-1
7.02%	10/15/09		1,375,000	1,364,687
American Airlines Pass Through Trust 2001-02
6.98%	04/01/11	[7]	8,702	8,311
American Airlines Pass Through Trust 2003-1 (AMBAC)
3.86%	07/09/10		5,415,389	5,063,710
Continental Airlines, Inc. 1997-1 A
7.46%	04/01/15		1,629,809	1,434,232
Continental Airlines, Inc. 1997-4 A
6.90%	01/02/18		12,053	10,366
Continental Airlines, Inc. 1999 A-2
7.06%	09/15/09		8,500,000	8,436,250
Delta Air Lines, Inc. 2000-1 A1
7.38%	05/18/10		1,831,944	1,786,146
Delta Air Lines, Inc. 2001-1 A1
6.62%	03/18/11		4,841,549	4,599,472
Delta Air Lines, Inc. 2001-1 A2
7.11%	09/18/11		8,751,000	8,094,675
Northwest Airlines, Inc. 2001 1A-2
6.84%	04/01/11		1,500,000	1,395,000
UAL Pass Through Trust 2001-1 A2
6.20%	09/01/08	[7]	180,431	178,626
UAL Pass Through Trust 2001-1 A3
6.60%	09/01/13		21,845	21,626

				32,393,101

Total Corporates (Cost $373,380,080)				342,144,557

BANK LOANS — 1.62%*
Automotive — 0.00%
Metaldyne Corp.
0.00%	01/11/14	[6]	251,332	30,474

Communications — 0.24%
Cebridge 2nd Lien (PIK)
6.31%	05/05/14	[8]	1,443,608	1,260,269
Charter Communications, Inc. Term Loan 3rd Lien
6.75%	02/27/14	[6,8]	500,000	400,000
Dex Media West LLC Term Loan B
7.00%	10/24/14	[8]	1,180,015	979,413
Univision Communications, Inc. 1st Lien Strip
2.56%	03/15/14	[8]	125,000	93,795

				2,733,477

Electric — 0.05%
TPF Generation Holdings LLC 2nd Lien
4.56%	12/15/14	[8]	250,000	206,666

12 / N-Q Report June 2009

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Electric (continued)
TXU Energy Term Loan B3
3.81%	10/10/14		$492,500	$353,061

				559,727

Health Care — 0.68%
Carestream Health, Inc. Term Loan
5.56%	10/30/13	[8]	500,000	338,000
HCA Term Loan A
2.35%	11/18/12	[8]	8,126,736	7,400,409

				7,738,409

Insurance — 0.02%
Asurion Corp. Term Loan
3.34%	07/03/14	[8]	250,000	235,052

Materials — 0.02%
Lyondell Chemical Co. New Money (DIP)
13.00%	12/15/09		93,852	96,984
Lyondell Chemical Co. Roll Up (DIP)
5.82%	12/15/09		93,759	78,348

				175,332

Services — 0.05%
Cengage Learning Term Loan B
2.81%	07/09/14	[8]	736,875	621,841

Transportation — 0.56%
Delta Air Lines, Inc. Term Loan 1st Lien
2.32%	05/01/12	[8]	1,470,000	1,277,981
Northwest Air (DIP)
2.32%	05/21/12	[8]	5,158,130	4,907,595
United Air Lines, Inc.
2.33%	02/01/14	[8]	351,111	207,887

				6,393,463

Total Bank Loans (Cost $19,949,921)				18,487,775

MORTGAGE-BACKED — 34.69%**
Commercial Mortgage-Backed — 4.47%
Bayview Commercial Asset Trust 2006-3A A1
0.56%	10/25/36	3,4,†	5,517,501	3,103,916
Bayview Commercial Asset Trust 2007-1 A1
0.53%	03/25/37	3,4,†	157,416	82,098
Commercial Mortgage Loan Trust 2008-LS1 A4B
6.22%	12/10/49	[3]	8,150,000	5,821,676
CS First Boston Mortgage Securities Corp. 2004-C2 A1
3.82%	05/15/36		6,516,771	6,237,384
CS First Boston Mortgage Securities Corp. 2004-C5 A2
4.18%	11/15/37		5,377,598	5,262,353
CS First Boston Mortgage Securities Corp. 2005-C4 A2
5.02%	08/15/38		16,335,000	16,452,597
GMAC Commercial Mortgage Securities, Inc. 2004-C1 A4
4.91%	03/10/38		410,000	373,079
Greenwich Capital Commercial Funding Corp. 2006-GG7 A4
6.11%	07/10/38	[3]	5,955,000	4,901,042
Merrill Lynch Countrywide Commercial Mortgage Trust 2007-7 A4
5.81%	06/12/50	[3]	7,300,000	5,241,263
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-4 A3
5.17%	12/12/49	[3]	4,840,000	3,534,359

				51,009,767

Non-Agency Mortgage-Backed — 19.43%
Adjustable Rate Mortgage Trust 2005-1 1A1
5.19%	05/25/35	3,†	13,005,745	6,629,472
American Home Mortgage Assets 2007-2 A1
0.44%	03/25/47	[3]	24,108,525	9,466,181
American Home Mortgage Assets 2007-4 A2
0.50%	08/25/37	3,†	22,500,000	11,699,684
American Home Mortgage Investment Trust 2004-2 2A
2.99%	02/25/44	[3]	17,153,280	9,855,978
Banc of America Funding Corp. 2007-5 3A1
6.00%	07/25/37	†	12,238,628	8,566,887
Banc of America Funding Corp. 2007-8 2A1
7.00%	10/25/37		10,122,487	6,445,800
Banco de Credito Y Securitizacion SA 2001-1 AF (Argentina)
8.00%	05/31/10	[2,4,5]	889,483	124,528
Bear Stearns Adjustable Rate Mortgage Trust 2005-4 2A3
4.45%	08/25/35	[3]	19,000,000	17,955,562
Bear Stearns Mortgage Funding Trust 2006-AR3 2A1
0.51%	11/25/36	[3]	15,402,614	6,041,159
Bear Stearns Mortgage Funding Trust 2007-AR4 2A1
0.52%	06/25/37	[3]	18,426,436	7,037,988
BHN I Mortgage Fund 2000-1 AF (Argentina)
8.00%	03/31/11	[2,4,5]	164,214	22,169
BlackRock Capital Finance LP 1997-R2 AP
1.27%	12/25/35	[2,3,4]	16,266	16,275
Chase Mortgage Finance Corp. 2005-A1 1A1
5.41%	12/25/35	[3]	9,007,730	5,931,565

N-Q Report June 2009 / 13

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Chase Mortgage Finance Corp. 2007-A2 2A3
5.18%	07/25/37	[3]	$14,597,190	$11,867,361
Chase Mortgage Finance Corp. 2007-S2 1A7
6.00%	03/25/37		16,361,329	15,452,141
Chevy Chase Mortgage Funding Corp. 2005-2A A1
0.49%	05/25/36	[3,4]	3,254,789	2,580,383
Chevy Chase Mortgage Funding Corp. 2005-AA B2
0.93%	01/25/36	[2,3,4]	734,677	—
Citigroup Mortgage Loan Trust, Inc. 2004-HYB1 A41
5.15%	02/25/34	[3]	287,146	222,393
Countrywide Alternative Loan Trust 2005-27 2A1
2.69%	08/25/35	[3]	2,496,813	1,054,556
Countrywide Alternative Loan Trust 2005-51 2A2A
0.61%	11/20/35	[3]	45,377	39,214
Countrywide Alternative Loan Trust 2005-59 1A1
0.64%	11/20/35	[3]	10,636,954	4,820,520
Countrywide Alternative Loan Trust 2006-46 A4
6.00%	02/25/47		12,675,472	10,268,874
Countrywide Alternative Loan Trust 2006-OA12 A2
0.53%	09/20/46	[3]	5,185,036	1,681,903
Countrywide Alternative Loan Trust 2006-OA2 X1P (IO)
3.72%	05/20/46	[2,3]	29,760,980	446,415
Countrywide Home Loan Mortgage Pass-Through Trust 2004-14 4A1
5.07%	08/25/34	[3]	143,198	115,123
DLJ Mortgage Acceptance Corp. 1996-QA S (IO)
3.17%	01/25/26	2,3,4,†	125,775	78
Downey Savings & Loan Association Mortgage Loan Trust 2005-AR2 2A1A
0.52%	03/19/45	[3]	4,230,609	1,841,115
Downey Savings & Loan Association Mortgage Loan Trust 2006-AR1 2A1A
2.28%	04/19/47	[3]	101,159	42,129
First Horizon Alternative Mortgage Securities 2004-AA3 A1
5.29%	09/25/34	[3]	39,185	26,421
First Horizon Asset Securities, Inc. 2002-7 2A2
5.25%	12/25/17		42,716	41,453
Harborview Mortgage Loan Trust 2005-1 X (IO)
3.08%	03/19/35	[2,3]	10,109,716	159,544
Harborview Mortgage Loan Trust 2005-10 X (IO)
3.19%	11/19/35	[2,3]	218,558	2,390
Harborview Mortgage Loan Trust 2006-3 2A1A
6.42%	06/19/36	3,†	3,384,983	1,756,874
Harborview Mortgage Loan Trust 2006-4 X1 (IO)
3.64%	05/19/47	2,3,†	5,953,948	134,015
Harborview Mortgage Loan Trust 2007-2 2A1A
0.47%	05/25/38	[3]	18,795,995	7,423,591
Harborview Mortgage Loan Trust 2007-3 2A1A
0.51%	05/19/47	[3]	115,060	47,744
Impac CMB Trust 2005-5 A1
0.63%	08/25/35	[3]	6,435,314	2,565,275
IndyMac Index Mortgage Loan Trust 2004-AR12 A1
0.70%	12/25/34	[3]	734,896	387,784
IndyMac Index Mortgage Loan Trust 2004-AR12 AX2 (IO)
3.56%	12/25/34	[2,3]	3,854,731	25,297

IndyMac Index Mortgage Loan Trust 2004-AR8 2A2A
0.71%	11/25/34	[3]	2,957,435	1,154,949
IndyMac Index Mortgage Loan Trusts 2004-AR14 AX2 (IO)
1.69%	01/25/35	[2,3]	272,116	2,679
JPMorgan Mortgage Trust 2005-A3 5A3
3.97%	06/25/35	[3]	189,286	122,423
MASTR Adjustable Rate Mortgages Trust 2003-6 4A2
5.17%	01/25/34	[3]	158,910	143,150
MASTR Adjustable Rate Mortgages Trust 2004-1 2A1
5.73%	01/25/34	[3]	272,054	166,055
MASTR Adjustable Rate Mortgages Trust 2004-5 3A1
4.37%	06/25/34	[3]	386,879	300,010
MASTR Seasoned Securities Trust 2004-1 4A1
4.72%	10/25/32	[3]	869,830	756,159
Merrill Lynch Alternative Note Asset 2007-AF1 AV1
5.56%	06/25/37	[3]	8,451,565	3,960,262
Residential Asset Mortgage Products, Inc. 2004-SL1 A7
7.00%	11/25/31		1,454,964	1,362,364
Residential Asset Mortgage Products, Inc. 2004-SL4 A3
6.50%	07/25/32		3,189,421	2,923,224

14 / N-Q Report June 2009

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Residential Asset Mortgage Products, Inc. 2005-SL1 A5
6.50%	05/25/32		$6,525,422	$5,975,291
Residential Asset Securitization Trust 2007-A7 A4
6.00%	07/25/37		14,750,418	10,327,834
Structured Asset Mortgage Investments, Inc. 2005-AR7 1A1
3.76%	12/27/35	3,†	19,138,728	8,229,414
Structured Asset Mortgage Investments, Inc. 2006-AR8 A1A
0.51%	10/25/36	[3]	17,191,005	7,122,354
Structured Asset Securities Corp. 2002-5A 6A
6.28%	04/25/32	[3]	2,591	2,103
Thornburg Mortgage Securities Trust 2007-1 A2B
0.41%	03/25/37	[3]	16,701,720	14,721,696
Washington Mutual Alternative Mortgage Pass-Through Certificates 2007-OA3 4A1
2.11%	04/25/47	[3]	17,165,969	6,219,389
Washington Mutual Mortgage Pass-Through Certificates 2002-AR18 A
4.52%	01/25/33	[3]	405,988	330,127
Washington Mutual Mortgage Pass-Through Certificates 2005-AR2 2A21
0.64%	01/25/45	[3]	1,690,124	832,196
Washington Mutual Mortgage Pass-Through Certificates 2006-AR5 X (IO)
0.98%	06/25/46	2,3,†	307,269,625	1,537,116
Washington Mutual Mortgage Pass-Through Certificates 2006-AR7 3A1B
3.13%	07/25/46	3,†	11,537,928	3,033,106

				222,017,742

U.S. Agency Mortgage-Backed — 10.79%
Fannie Mae 1997-76 FS
0.79%	09/17/27	[3]	65,848	64,168
Fannie Mae 2003-90 UD (IO)
5.50%	10/25/26		1,020,268	2,946
Fannie Mae 2006-B2 AB
5.50%	05/25/14		11,425,859	11,748,390
Fannie Mae 2007-64 FA
0.78%	07/25/37	3,†	24,588,497	23,503,160
Fannie Mae FNCL (TBA)
4.50%	07/25/39		219,000	218,589
5.00%	07/25/38		1,020,000	1,038,647
5.50%	07/25/39		1,095,000	1,130,417
Fannie Mae G92-10 Z
7.75%	01/25/22		20,325	22,361
Fannie Mae Pool 555177
4.86%	01/01/33	[3]	115,799	118,914
Fannie Mae Pool 555284
7.50%	10/01/17		6,213	6,520
Fannie Mae Pool 567002
8.00%	05/01/23		153,318	166,440
Fannie Mae Pool 735861
6.50%	09/01/33		72,791	78,354
Fannie Mae Pool 745383
4.69%	12/01/35	[3]	3,423,021	3,537,352
Fannie Mae Pool 770900
3.58%	04/01/34	[3]	843,031	861,640

Fannie Mae Pool 805256
5.08%	01/01/35	[3]	1,535,601	1,592,032
Fannie Mae Pool 839109
5.24%	11/01/35	[3]	60,485	63,064
Fannie Mae Pool 942553
5.94%	08/01/37	[3,9]	24,858,665	26,124,904
Freddie Mac 2174 PN
6.00%	07/15/29		4,350,076	4,650,930
Freddie Mac 2454 FQ
1.32%	06/15/31	[3]	74,696	75,049
Freddie Mac 2561 BX (IO)
5.00%	05/15/17		800,163	39,634
Freddie Mac 2657 LX (IO)
6.00%	05/15/18		48,721	5,253
Freddie Mac 3437 BI (IO)
1.55%	05/15/12	†	110,950,069	2,563,501
Freddie Mac 3447 AI (IO)
1.24%	03/15/12		48,653,616	693,124
Freddie Mac Gold A45796
7.00%	01/01/33		48,866	53,477
Freddie Mac Gold C46104
6.50%	09/01/29		54,360	58,446
Freddie Mac Gold G13032
6.00%	09/01/22	[9]	17,200,989	18,255,222
Freddie Mac Gold G13475
6.00%	01/01/24		2,069,240	2,191,325
Freddie Mac Non Gold Pool 1B1928
5.11%	08/01/34	[3]	2,549,776	2,602,543
Freddie Mac Non Gold Pool 1L0113
4.85%	05/01/35	[3]	2,614,761	2,686,009
Freddie Mac Non Gold Pool 1Q0196
5.89%	02/01/37	[3]	16,257,589	17,093,858
Freddie Mac Non Gold Pool 786781
4.90%	08/01/29	[3]	203,246	208,961
Ginnie Mae 2003-28 LI (IO)
5.50%	02/20/32		1,071,855	77,486
Ginnie Mae I Pool 422972
6.50%	07/15/29		72,761	78,550

N-Q Report June 2009 / 15

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae II Pool 1849
8.50%	08/20/24		$1,978	$2,135
Ginnie Mae II Pool 2020
8.50%	06/20/25		4,929	5,331
Ginnie Mae II Pool 2286
8.50%	09/20/26		4,542	4,952
Ginnie Mae II Pool 2487
8.50%	09/20/27		23,269	25,675
Ginnie Mae II Pool 80059
5.38%	04/20/27	[3]	65,272	67,337
Ginnie Mae II Pool 80589
4.50%	03/20/32	[3]	222,357	227,225
Ginnie Mae II Pool 80610
5.38%	06/20/32	[3]	53,789	55,424
Ginnie Mae II Pool 80968
4.63%	07/20/34	[3]	1,180,387	1,206,669
Ginnie Mae II Pool 81201
4.00%	01/20/35	[3]	35,110	35,785
Ginnie Mae II Pool 8599
4.38%	02/20/25	[3]	55,159	57,163

				123,298,962

Total Mortgage-Backed (Cost $519,521,129)				396,326,471

MUNICIPAL BONDS — 0.15%*
California — 0.15%
State of California Water Utility Improvements G.O. Taxable Variable Purpose 3
5.45%	04/01/15		1,715,000	1,676,927

Total Municipal Bonds (Cost $1,684,181)				1,676,927

Total Bonds — 84.54% (Cost $1,278,242,701)				965,844,969

Issues	Maturity Date		Shares/ Principal Amount	Value
SHORT TERM INVESTMENTS — 23.31%
Commercial Paper — 3.27%
BNP Paribas Finance, Inc.
0.23%[10]	08/05/09		19,375,000	19,370,668
Rabobank USA Finance Corp.
0.24%[10]	07/10/09		17,925,000	17,923,924

				37,294,592

Money Market Fund — 11.87%
Dreyfus Cash Advantage Fund
1.51%			18,839,000	18,839,000
Goldman Sachs Group, Inc. (The)
0.05%			116,805,100	116,805,100

				135,644,100

U.S. Agency Discount Notes — 8.08%
Fannie Mae
0.15%[10]	08/14/09	[11]	$30,000	29,994
0.16%[10]	07/20/09		22,940,000	22,938,063
0.17%[10]	07/23/09		5,365,000	5,364,443
Federal Home Loan Bank
0.12%[10]	08/05/09		40,000,000	39,995,333
0.16%[10]	07/01/09		7,405,000	7,405,000
0.24%[10]	07/01/09		10,740,000	10,740,000
Freddie Mac
0.20%[10]	07/06/09		5,860,000	5,859,874

				92,332,707

U.S. Treasury Bills — 0.09%
U.S. Treasury Bills
0.16%[10]	08/20/09	[11]	1,050,000	1,049,808

Total Short Term Investments (Cost $266,321,128)				266,321,207

Total Investments — 107.85% (Cost $1,544,563,829)[1]				1,232,166,176

Liabilities in Excess of Other Assets — (7.85)%				(89,646,461)

Net Assets — 100.00%				$1,142,519,715

Contracts		Unrealized Depreciation
FUTURES CONTRACTS: LONG POSITIONS
772	U.S. Treasury Two Year Note Expiration September 2009	$(173,785)
412	U.S. Treasury Five Year Note Expiration September 2009	(678,964)

	Net unrealized depreciation	$(852,749)

16 / N-Q Report June 2009

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2009 (Unaudited)

Issues	Expiration Date	Notional Amount (000’s)[b]	Value
SWAPS: CREDIT DEFAULT (PURCHASED) — SINGLE ISSUES
The Fund pays a fixed rate equal to 0.53% and the Fund will receive from the counterparty at par including interest accrued in the event of default of Home Depot, Inc., 3.75%, due 09/15/09. Counterparty: Morgan Stanley
	09/20/12	$4,250	$49,238
The Fund pays a fixed rate equal to 0.76% and the Fund will receive from the counterparty at par including interest accrued in the event of default of Macy’s Retail Holdings, Inc., 6.63%, due 04/01/11. Counterparty: Citigroup, Inc.
	09/20/12	4,500	415,695
The Fund pays a fixed rate equal to 1.48% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Macy’s Retail Holdings, Inc., 6.63%, due 04/01/11. Counterparty: Citigroup, Inc.
	12/20/12	275	20,706
The Fund pays a fixed rate equal to 3.78% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc., 5.25%, due 01/15/14. Counterparty: CS First Boston
	12/20/12	3,200	(137,566)
The Fund pays a fixed rate equal to 3.88% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc., 5.25%, due 01/15/14. Counterparty: Citigroup, Inc.
	12/20/12	1,000	(46,203)
The Fund pays a fixed rate equal to 3.91% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc., 5.25%, due 01/15/14. Counterparty: Citigroup, Inc.
	12/20/12	2,275	(107,306)
The Fund pays a fixed rate equal to 3.87% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc., 5.25%, due 01/15/14. Counterparty: Deutsche Bank AG
	12/20/12	3,600	(165,174)
The Fund pays a fixed rate equal to 0.74% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Home Depot, Inc., 3.75%, due 09/15/09. Counterparty: Citigroup, Inc.
	12/20/12	1,425	7,951
The Fund pays a fixed rate equal to 0.72% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Home Depot, Inc., 3.75%, due 09/15/09. Counterparty: Merrill Lynch & Co., Inc.
	12/20/12	1,325	8,283
The Fund pays a fixed rate equal to 2.83% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Toll Brothers Finance Corp., 6.88%, due 11/15/12. Counterparty: Citigroup, Inc.
	12/20/12	2,050	(84,271)
The Fund pays a fixed rate equal to 2.78% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Toll Brothers Finance Corp., 6.88%, due 11/15/12. Counterparty: Merrill Lynch & Co., Inc.
	12/20/12	4,700	(185,496)
The Fund pays a fixed rate equal to 2.83% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Toll Brothers Finance Corp., 6.88%, due 11/15/12. Counterparty: Merrill Lynch & Co., Inc.
	12/20/12	3,200	(131,546)
The Fund pays a fixed rate equal to 1.45% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Macy’s Retail Holdings, Inc., 6.63%, due 04/01/11. Counterparty: Morgan Stanley
	12/20/12	200	15,244
The Fund pays a fixed rate equal to 1.44% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Macy’s Retail Holdings, Inc., 6.63%, due 04/01/11. Counterparty: Morgan Stanley
	12/20/12	2,150	164,531
The Fund pays a fixed rate equal to 3.56% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Centex Corp., 5.25%, due 06/15/15. Counterparty: Merrill Lynch & Co., Inc.
	12/20/12	2,800	(176,584)
The Fund pays a fixed rate equal to 3.65% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Centex Corp., 5.25%, due 06/15/15. Counterparty: Merrill Lynch & Co., Inc.
	12/20/12	1,850	(122,139)
The Fund pays a fixed rate equal to 0.46% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Nordstrom, Inc., 6.95%, due 03/15/28. Counterparty: Goldman Sachs Group, Inc. (The)
	12/20/12	2,725	158,032
The Fund pays a fixed rate equal to 0.56% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Nordstrom, Inc., 6.95%, due 03/15/28. Counterparty: Morgan Stanley
	12/20/12	4,150	227,286
The Fund pays a fixed rate equal to 0.58% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Nordstrom, Inc., 6.95%, due 03/15/28. Counterparty: UBS AG
	12/20/12	2,725	147,484
The Fund pays a fixed rate equal to 0.41% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Lowe’s Cos., Inc., 8.25%, due 06/01/10. Counterparty: Citigroup, Inc.
	12/20/12	1,250	12,656
The Fund pays a fixed rate equal to 0.39% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Lowe’s Cos., Inc., 8.25%, due 06/01/10. Counterparty: CS First Boston
	12/20/12	1,375	14,851
The Fund pays a fixed rate equal to 0.45% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Lowe’s Cos., Inc., 8.25%, due 06/01/10. Counterparty: Goldman Sachs Group, Inc. (The)
	12/20/12	4,250	37,288
The Fund pays a fixed rate equal to 0.45% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Lowe’s Cos., Inc., 8.25%, due 06/01/10. Counterparty: Citigroup, Inc.
	12/20/12	2,750	24,128
The Fund pays a fixed rate equal to 1.68% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Limited Brands, Inc., 6.13%, due 12/01/12. Counterparty: UBS AG
	12/20/12	4,250	125,560
The Fund pays a fixed rate equal to 1.75% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Limited Brands, Inc., 6.13%, due 12/01/12. Counterparty: UBS AG
	12/20/12	850	23,206
The Fund pays a fixed rate equal to 2.25% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc., 7.13%, due 02/01/16. Counterparty: Deutsche Bank AG
	03/20/13	900	(32,871)

N-Q Report June 2009 / 17

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2009 (Unaudited)

Issues	Expiration Date	Notional Amount (000’s)[b]	Value
SWAPS: CREDIT DEFAULT (PURCHASED) — SINGLE ISSUES (continued)
The Fund pays a fixed rate equal to 2.25% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc., 7.13%, due 02/01/16. Counterparty: Morgan Stanley
	03/20/13	$900	$(32,871)
The Fund pays a fixed rate equal to 4.62% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc., 5.25%, due 01/15/14. Counterparty: Deutsche Bank AG
	03/20/13	1,900	(140,987)
The Fund pays a fixed rate equal to 1.85% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc., 7.13%, due 02/01/16. Counterparty: Goldman Sachs Group, Inc. (The)
	06/20/13	1,600	(37,172)
The Fund pays a fixed rate equal to 4.40% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Centex Corp., 5.25%, due 06/15/15. Counterparty: Deutsche Bank AG
	12/20/13	275	(31,403)
The Fund pays a fixed rate equal to 0.82% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Arrow Electronics, Inc., 6.88%, due 06/01/18. Counterparty: Citigroup, Inc.
	03/20/14	1,905	3,514
The Fund pays a fixed rate equal to 2.25% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc., 6.00%, due 08/15/35. Counterparty: Deutsche Bank AG
	03/20/14	275	(11,685)
The Fund pays a fixed rate equal to 0.72% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Hewlett Packard Co., 5.40%, due 03/01/17. Counterparty: Citigroup, Inc.
	03/20/14	1,905	(18,162)
The Fund pays a fixed rate equal to 4.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc., 5.25%, due 01/15/14. Counterparty: Deutsche Bank AG
	03/20/15	1,900	(163,618)
The Fund pays a fixed rate equal to 2.40% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc., 7.13%, due 02/01/16. Counterparty: Citigroup, Inc.
	03/20/15	1,800	(106,908)

			$(276,309)

Issues	Expiration Date	Credit Rating[a]	Notional Amount (000’s)[b]	Appreciation	Value[c]
SWAPS: CREDIT DEFAULT (WRITTEN) — SINGLE ISSUES
The Fund receives a fixed rate equal to 6.55% and the Fund will pay to the counterparty at par including interest accrued in the event of default of General Electric Capital Corp., 5.63%, due 09/15/17. Counterparty: CS First Boston
	12/20/10	AAA	$3,250	$124,939	$124,939
The Fund receives a fixed rate equal to 4.00% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the Berkshire Hathaway, Inc., 4.63%, due 10/15/13. Counterparty: Barclays Capital, Inc.
	03/20/11	AAA	5,500	142,731	142,731

				$267,670	$267,670

Issues	Expiration Date	Premiums Paid/ (Received)	Notional Amount (000’s)[b]	Depreciation	Value[c]
SWAPS: CREDIT DEFAULT (WRITTEN) — TRADED INDICES
The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AAA 07-1, due 08/25/37. Counterparty: Barclays Capital, Inc.
	08/25/37	$(764,372)	$2,000	$(719,245)	$(1,483,617)
The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: CS First Boston
	08/25/37	(2,040,917)	3,700	(703,774)	(2,744,691)
The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: Goldman Sachs Group, Inc. (The)
	08/25/37	(3,308,579)	6,600	(1,587,356)	(4,895,935)
The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: Morgan Stanley
	08/25/37	(1,576,941)	3,200	(796,846)	(2,373,787)
The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: Morgan Stanley
	08/25/37	(2,807,279)	5,600	(1,346,848)	(4,154,127)
The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: CS First Boston
	08/25/37	(1,950,504)	11,630	(6,676,727)	(8,627,231)
The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-PENAAA 07-2, due 01/25/38. Counterparty: Barclays Capital, Inc.
	01/25/38	(13,767,327)	21,850	(2,111,638)	(15,878,965)
The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-PENAAA 07-2, due 01/25/38. Counterparty: Barclays Capital, Inc.
	01/25/38	(2,676,718)	4,000	(230,186)	(2,906,904)
The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-PENAAA 07-2, due 01/25/38. Counterparty: Citigroup, Inc.
	01/25/38	(4,199,922)	6,000	(160,434)	(4,360,356)
The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AA 06-2, due 05/25/46. Counterparty: Bank of America Corp.
	05/25/46	(3,512,758)	4,400	(555,600)	(4,068,358)
The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 06-2, due 05/25/46. Counterparty: CS First Boston
	05/25/46	(4,790,124)	6,000	(757,637)	(5,547,761)
The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 06-2, due 05/25/46. Counterparty: CS First Boston
	05/25/46	(3,322,230)	4,200	(561,203)	(3,883,433)
The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AA 06-2, due 05/25/46. Counterparty: Royal Bank of Scotland Group Plc
	05/25/46	(2,794,239)	3,500	(441,955)	(3,236,194)

18 / N-Q Report June 2009

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2009 (Unaudited)

Issues	Expiration Date	Premiums Paid/ (Received)	Notional Amount (000’s)[b]	Depreciation	Value[c]
SWAPS: CREDIT DEFAULT (WRITTEN) — TRADED INDICES (continued)
The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 06-2, due 05/25/46. Counterparty: Goldman Sachs Group, Inc. (The)
	05/25/46	$(2,626,487)	$3,300	$(424,782)	$(3,051,269)
The Fund receives a fixed rate equal to 0.11% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 06-2, due 05/25/46. Counterparty: Citigroup, Inc.
	05/25/46	(1,852,844)	5,000	(1,496,596)	(3,349,440)

		$(51,991,241)		$(18,570,827)	$(70,562,068)

[a]	Using Standard & Poor’s rating of the issuer.
[b]

The maximum potential payment the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

[c]

The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Notes:

[1]	Cost for financial reporting purposes is $1,544,563,829 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$21,728,824
Gross unrealized depreciation	(334,126,477)

Net unrealized depreciation	$(312,397,653)

[2]	Illiquid security as determined under procedures approved by the Fund’s Board of Trustees. The aggregate value of illiquid securities is $21,868,184 which is 1.91% of total net assets.
[3]	Floating rate security. The rate disclosed is that in effect at June 30, 2009.
[4]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at June 30, 2009 was $94,920,033 representing 8.31% of total net assets.

[5]	U.S. dollar denominated security issued by foreign domiciled entity.
[6]	Security is currently in default with regards to scheduled interest or principal payments.
[7]	Expected maturity date.
[8]	Non-Rule 144A securities determined to be restricted private placements under procedures approved by the Fund’s Board of Trustees. Information related to these securities is as follows:

Date of Purchase	Security	Amortized Cost	Value	% of Total Net Assets
07/03/07	Asurion Corp. Term Loan, 3.34%, 07/03/14	$248,203	$235,052	0.02%
06/01/07	Carestream Health, Inc. Term Loan, 5.56%, 10/30/13	504,664	338,000	0.03%
04/05/07	Cebridge 2nd Lien (PIK), 6.31%, 05/05/14	1,449,340	1,260,269	0.11%
06/27/07	Cengage Learning Term Loan B, 2.81%, 07/09/14	731,567	621,841	0.05%
06/04/07	Charter Communications, Inc. Term Loan 3rd Lien, 6.75%, 02/27/14	502,239	400,000	0.03%
04/25/07	Delta Air Lines, Inc. Term Loan 1st Lien, 2.32%, 05/01/12	1,470,000	1,277,981	0.11%
12/30/08	Dex Media West LLC Term Loan B, 7.00%, 10/24/14	601,333	979,413	0.09%
10/10/07	HCA Term Loan A, 2.35%, 11/18/12	7,862,791	7,400,409	0.65%
08/21/06	Northwest Air (DIP), 2.32%, 05/21/12	4,999,357	4,907,595	0.43%
11/06/07	TPF Generation Holdings LLC 2nd Lien, 4.56%, 12/15/14	241,812	206,666	0.02%
02/01/07	United Air Lines, Inc., 2.33%, 02/01/14	351,111	207,887	0.02%
11/30/07	Univision Communications, Inc. 1st Lien Strip, 2.56%, 03/15/14	117,954	93,795	0.01%

		$19,080,371	$17,928,908	1.57%

[9]	Securities, or a portion there of, pledged as collateral for swaps.
[10]	Represents annualized yield at date of purchase.
[11]	Securities, or a portion there of, pledged as collateral for futures.
†

Fair valued security. The aggregate value of fair valued securities is $155,047,879 which is 13.57% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees. This figure does not necessarily indicate the treatment of those securities under FAS 157, as discussed in the Notes to Financial Statements.

*	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date less than the stated maturity date.

(AMBAC): American Municipal Bond Assurance Corp.

(DIP): Defaulted interest payment

(G.O.): General Obligation

(IO): Interest only

(MTN): Medium term note

(PIK): Payment in kind

(STEP): Step coupon bond

(TBA): To be announced

N-Q Report June 2009 / 19

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2009 (Unaudited)

	Maturity		Principal
Issues	Date		Amount	Value
BONDS — 95.74%
ASSET-BACKED SECURITIES — 8.17%**
ABFS Mortgage Loan Trust 2002-2 A7 (STEP)
5.22%	07/15/33		$9,701	$9,400
Bayview Financial Acquisition Trust 2005-A A1
1.31%	02/28/40	2,3,†	1,370,933	890,989
Bayview Financial Revolving Mortgage Loan Trust 2005-E A1
0.81%	12/28/40	2,3,†	1,500,000	1,094,812
Bear Stearns Asset Backed Securities Trust 2002-1 1A5 (STEP)
6.89%	12/25/34		19,542	15,999
Bear Stearns Asset Backed Securities Trust 2007-2 A1
0.50%	01/25/47	[2]	175,186	127,146
Birch Real Estate CDO Ltd. 1A A1 (Cayman Islands)
5.16%	02/10/38	3,4,†	650,000	478,888
Chase Funding Mortgage Loan Asset-Backed Certificates 2004-2 1A4
5.32%	02/25/35		21,782	16,122
Citigroup Mortgage Loan Trust, Inc. 2007-WFH2 A3
0.49%	03/25/37	[2]	1,376,500	475,890
Conseco Finance 2001-D A5
6.19%	11/15/32	[2]	196,105	170,454
Conseco Finance 2002-A A5 (STEP)
7.05%	04/15/32		324,930	254,381
Conseco Finance 2002-C BF2
8.00%	06/15/32	2,3,†	314,654	197,376
Conseco Finance 2002-C MF2
6.98%	06/15/32	[2]	36,388	34,499
Conseco Finance Home Loan Trust 2000-E M1
8.13%	08/15/31	[2]	148,830	144,730
Credit-Based Asset Servicing and Securitization LLC 2007-CB5 A1
0.37%	04/25/37	[2]	744,904	581,376
First Franklin Mortgage Loan Asset Backed Certificates 2006-FF18 M1
0.54%	12/25/37	[2]	2,500,000	11,854
Green Tree Home Improvement Loan Trust 1995-C B2
7.60%	07/15/20		59	46
Green Tree Home Improvement Loan Trust 1997-E HEB1
7.53%	01/15/29		662,756	596,843
GSAMP Trust 2007-FM2 A2A
0.37%	01/25/37	[2]	691,895	528,504
HFC Home Equity Loan Asset Backed Certificates 2006-4 A3V
0.47%	03/20/36	[2]	1,500,000	892,570
HFC Home Equity Loan Asset Backed Certificates 2007-2 A4
0.62%	07/20/36	[2]	150,000	58,286
HFC Home Equity Loan Asset Backed Certificates 2007-2 M1
0.63%	07/20/36	2,†	500,000	249,994
IndyMac Manufactured Housing Contract 1997-1 A3
6.61%	02/25/28		637,438	458,941
IndyMac Manufactured Housing Contract 1997-1 A4
6.75%	02/25/28		211,181	152,814
Keystone Owner Trust 1998-P1 M2
7.93%	05/25/25	[3]	26,399	23,474
MASTR Asset Backed Securities Trust 2007-HE1 A1
0.39%	05/25/37	[2]	547,029	443,034
Merrill Lynch First Franklin Mortgage Loan Trust 2007-3 A2C
0.49%	06/25/37	2,†	43,900	13,169

Merrill Lynch First Franklin Mortgage Loan Trust 2007-3 A2D
0.56%	06/25/37	[2]	1,500,000	318,750
Mid-State Trust 11 A1
4.86%	07/15/38	†	1,427,908	999,518
Mid-State Trust 2004-1 A
6.01%	08/15/37		343,218	256,399
Mid-State Trust 2004-1 B
8.90%	08/15/37		250,813	161,703
Mid-State Trust 2005-1 M2
7.08%	01/15/40		311,433	207,647
Morgan Stanley ABS Capital I 2006-HE6 A2B
0.41%	09/25/36	[2]	270,000	180,051
Nationstar Home Equity Loan Trust 2006-B AV4
0.59%	09/25/36	2,†	2,450,000	857,469
Nationstar Home Equity Loan Trust 2007-C 2AV2
0.44%	06/25/37	[2]	1,150,000	593,176
Oakwood Mortgage Investors, Inc. 1998-B A4
6.35%	03/15/17		49,470	40,413
Option One Mortgage Loan Trust 2007-6 2A4
0.56%	07/25/37	2,†	1,255,000	345,109
Residential Asset Mortgage Products, Inc. 2002-RS4 AI5 (STEP)
6.16%	08/25/32		2,293	971
Residential Asset Mortgage Products, Inc. 2003-RS1 AI5 (STEP)
5.69%	03/25/33		17,502	7,755
Residential Funding Mortgage Securities II, Inc. 2003-HS2 AI4 (STEP)
3.87%	07/25/33		33,373	24,852

20 / N-Q Report June 2009

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2009 (Unaudited)

	Maturity		Principal
Issues	Date		Amount	Value
ASSET-BACKED SECURITIES (continued)
Resmae Mortgage Loan Trust 2006-1 A1B
0.58%	02/25/36	[2,3]	$141,184	$41,983
SG Mortgage Securities Trust 2006-FRE1 A1B
0.58%	02/25/36	[2]	107,777	66,457
Soundview Home Equity Loan Trust 2006-WF2 A2C
0.45%	12/25/36	2,†	1,680,000	915,599
Soundview Home Equity Loan Trust 2007-OPT1 2A2
0.46%	06/25/37	[2]	1,122,000	407,448
Soundview Home Equity Loan Trust 2007-OPT3 2A2
0.44%	08/25/37	2,†	1,045,000	355,287
Structured Asset Receivables Trust 2003-1A CTFS
1.60%	01/21/10	2,3,†	100,165	93,148
SVO VOI Mortgage Corp. 2003-AA A
3.95%	02/20/19	[3]	79,443	73,493
Terwin Mortgage Trust 2005-9HGS A1
4.00%	08/25/35	[2,3,5]	44,821	40,131
UCFC Home Equity Loan 1998-D BF1
8.97%	04/15/30	[2]	3,657	1,006
UCFC Home Equity Loan 1998-D MF1
6.91%	04/15/30		118,429	89,106

Total Asset-Backed Securities (Cost $19,630,568)				13,999,062

CORPORATES — 32.60%*
Banking — 5.43%
ANZ National International Ltd. (New Zealand)
6.20%	07/19/13	[3,4]	600,000	618,652
BAC Capital Trust XV
1.47%	06/01/56	[2]	657,000	326,073
Bank of America Corp.
7.63%	06/01/19		350,000	352,166
Banponce Trust I A
8.33%	02/01/27		500,000	294,479
Credit Suisse/Guernsey 1 (Switzerland)
1.57%	05/29/49	[2,4]	770,000	432,163
Credit Suisse/New York (MTN) (Switzerland)
5.00%	05/15/13	[4]	700,000	716,251
Credit Suisse/New York (Switzerland)
5.50%	05/01/14	[4]	500,000	520,018
6.00%	02/15/18	[4]	575,000	574,992
Deutsche Bank AG/London (Germany)
4.88%	05/20/13	[4]	760,000	780,803
Deutsche Bank Capital Funding Trust VII
5.63%	01/19/49	[2,3]	120,000	78,096
HBOS PLC (United Kingdom)
6.75%	05/21/18	[3,4]	915,000	691,781
JPMorgan Chase & Co.
6.30%	04/23/19		670,000	675,123
JPMorgan Chase & Co. 1
7.90%	12/31/49	[2]	380,000	333,461
JPMorgan Chase Bank NA
0.96%	06/13/16	[2]	600,000	489,947
JPMorgan Chase Capital XIII M
1.55%	09/30/34	[2]	1,070,000	605,817
Lloyds Banking Group PLC (United Kingdom)
5.92%	09/29/49	[2,3,4]	775,000	275,125
Nationsbank Capital Trust III
1.68%	01/15/27	[2]	616,000	327,965
NB Capital Trust IV
8.25%	04/15/27		460,000	387,078
Svenska Handelsbanken AB (Sweden)
4.88%	06/10/14	[3]	825,000	817,571

				9,297,561

Communications — 1.31%
Qwest Corp.
7.88%	09/01/11		575,000	577,875
Sprint Nextel Corp.
1.00%	06/28/10	[2]	385,000	363,102
Time Warner Cable, Inc.
8.25%	04/01/19		450,000	511,454
Verizon Wireless Capital LLC
5.55%	02/01/14	[3]	750,000	797,024

				2,249,455

Electric — 4.56%
Cedar Brakes II LLC
9.88%	09/01/13	[3]	400,699	407,737
CenterPoint Energy Houston Electric LLC U
7.00%	03/01/14		300,000	324,181
Consolidated Edison Co. of New York, Inc.
6.65%	04/01/19		600,000	668,368
EDF SA (France)
5.50%	01/26/14	[3,4]	775,000	835,229
Entergy Louisiana LLC
5.83%	11/01/10		758,000	759,521
KCP&L Greater Missouri Operations Co.
11.88%	07/01/12		1,060,000	1,172,046
Midwest Generation LLC
8.30%	07/02/09		730,196	726,545
PG&E Corp.
5.75%	04/01/14		910,000	970,627

N-Q Report June 2009 / 21

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Electric (continued)
Public Service Co. of New Mexico
7.95%	05/15/18		$475,000	$461,866
Southwestern Electric Power Co.
6.45%	01/15/19		534,000	545,562
Texas-New Mexico Power Co.
9.50%	04/01/19	[3]	800,000	895,699
Union Electric Co.
6.70%	02/01/19		54,000	56,535

				7,823,916

Energy — 2.92%
CenterPoint Energy Resources Corp. B
7.88%	04/01/13		450,000	480,389
Marathon Oil Corp.
7.50%	02/15/19		840,000	918,409
Sabine Pass LNG LP
7.25%	11/30/13		400,000	341,000
Shell International Finance BV (Netherlands)
4.00%	03/21/14	[4]	850,000	873,736
Southern Union Co.
7.20%	11/01/66	[2]	910,000	623,350
Valero Energy Corp.
9.38%	03/15/19		821,000	936,663
Williams Cos., Inc.
8.75%	01/15/20	[3]	800,000	835,438

				5,008,985

Finance — 10.25%
Bear Stearns Cos., Inc. (The)
7.25%	02/01/18		1,140,000	1,203,467
Capital One Financial Corp. (MTN)
5.70%	09/15/11		876,000	891,435
Citigroup Capital XXI
8.30%	12/21/57	[2]	205,000	160,227
Citigroup, Inc.
1.30%	11/05/14	[2]	625,000	489,257
4.13%	02/22/10		470,000	468,141
5.30%	10/17/12		371,000	358,116
5.50%	04/11/13		451,000	423,048
6.50%	08/19/13		408,000	396,674
8.50%	05/22/19		300,000	305,678
Countrywide Financial Corp. (MTN)
5.80%	06/07/12		625,000	625,099
Countrywide Home Loans, Inc. L (MTN)
4.00%	03/22/11		425,000	419,602
Ford Motor Credit Co. LLC
3.89%	01/13/12	[2]	300,000	225,188
7.25%	10/25/11		492,000	425,763
7.38%	02/01/11		45,000	40,752
8.63%	11/01/10		319,000	299,925
General Electric Capital Corp.
5.63%	05/01/18		730,000	706,053
General Electric Capital Corp. (MTN)
6.88%	01/10/39		300,000	270,830
General Electric Capital Corp. A (MTN)
0.89%	09/15/14	[2]	1,394,000	1,184,400
General Electric Capital Corp. E (MTN)
0.92%	03/20/14	2,†	300,000	247,496
Goldman Sachs Group, Inc. (The)
1.19%	02/06/12	[2]	210,000	200,656
5.13%	01/15/15		750,000	738,596
6.00%	05/01/14		250,000	261,187
6.15%	04/01/18		600,000	585,118
7.50%	02/15/19		800,000	859,428
Goldman Sachs Group, Inc. B (The) (MTN)
1.50%	07/22/15	[2]	100,000	84,000
Lehman Brothers Holdings, Inc. (MTN)
0.00%	06/20/16	[6]	452,000	66,105
0.00%	11/07/16	[6]	502,000	73,418
0.00%	02/16/17	[6]	260,000	38,025
Lehman Brothers Holdings, Inc. H (MTN)
0.00%	11/30/10	[6]	271,000	39,634
Merrill Lynch & Co., Inc. (MTN)
8.68%	05/02/17	[2]	510,000	430,006
8.95%	05/18/17	[2]	410,000	347,496
9.57%	06/06/17	[2]	319,000	272,761
Morgan Stanley
1.36%	01/18/11	[2]	345,000	334,379
1.61%	10/15/15	[2]	187,000	160,489
5.05%	01/21/11		340,000	346,832
6.00%	05/13/14		770,000	781,868
6.75%	04/15/11		180,000	188,641
Morgan Stanley (MTN)
1.56%	10/18/16	[2]	570,000	472,744
Morgan Stanley G (MTN)
1.45%	01/09/14	[2]	275,000	247,161
Pemex Finance Ltd. (Cayman Islands)
8.88%	11/15/10	4,†	150,000	154,268
Power Receivables Finance LLC
6.29%	01/01/12		259,065	255,537
Wachovia Bank NA
6.00%	11/15/17		643,000	649,084
Wachovia Corp.
1.38%	10/28/15	[2]	250,000	196,250
Wachovia Corp. (MTN)
5.50%	05/01/13		239,000	247,099

22 / N-Q Report June 2009

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
ZFS Finance USA Trust I
6.15%	12/15/65	[2,3]	$500,000	$390,000

				17,561,933

Health Care — 1.17%
HCA, Inc.
8.50%	04/15/19	[3]	430,000	421,400
UnitedHealth Group, Inc.
4.88%	02/15/13		760,000	768,830
WellPoint, Inc.
6.00%	02/15/14		800,000	815,537

				2,005,767

Insurance — 1.64%
Allied World Assurance Co. Holdings Ltd. (Bermuda)
7.50%	08/01/16	[4]	244,000	206,884
Fairfax Financial Holdings Ltd. (Canada)
7.75%	04/26/12	[4]	375,000	366,563
Metlife, Inc.
7.72%	02/15/19		270,000	289,296
Metropolitan Life Global Funding I
5.13%	06/10/14	[3]	800,000	794,629
Nationwide Mutual Insurance Co.
6.60%	04/15/34	[3]	440,000	280,817
Pricoa Global Funding I
5.45%	06/11/14	[3]	850,000	849,437
Stingray Pass-Through Trust
5.90%	01/12/15	[3,5]	225,000	20,250

				2,807,876

Materials — 0.48%
Barrick Gold Corp. (Canada)
6.95%	04/01/19	[4]	335,000	375,878
Barrick Gold Finance Co. LLC (MTN) (Canada)
6.13%	09/15/13	[4]	410,000	440,346

				816,224

Real Estate Investment Trust (REIT) — 2.44%
CPG Partners LP
8.25%	02/01/11		670,000	684,901
8.63%	08/17/09		760,000	763,746
Duke Realty LP
6.25%	05/15/13		790,000	711,092
HCP, Inc.
7.07%	06/08/15		200,000	182,778
HCP, Inc. (MTN)
5.95%	09/15/11		820,000	802,959
Prime Property Fund, Inc.
5.60%	06/15/11	[3]	206,000	180,805
Shurgard Storage Centers LLC
5.88%	03/15/13		68,000	61,446
UDR, Inc. (MTN)
5.00%	01/15/12		80,000	75,666
WEA Finance LLC
7.13%	04/15/18	[3]	775,000	720,440

				4,183,833

Transportation — 2.40%
American Airlines Pass Through Trust 2003-1 (AMBAC)
3.86%	07/09/10		19,495	18,229
American Airlines Pass Through Trust 2009-1A
10.38%	07/02/19		850,000	859,563
Continental Airlines, Inc. 1997-1 A
7.46%	04/01/15		298,022	262,260
Continental Airlines, Inc. 1997-4 A
6.90%	01/02/18		84,371	72,559
Continental Airlines, Inc. 1999 A-2
7.06%	09/15/09		24,000	23,820
Continental Airlines, Inc. 1999-2 A-1
7.26%	03/15/20		398,966	357,075
Continental Airlines, Inc. 2007-1 A
5.98%	04/19/22		373,000	313,320
Delta Air Lines, Inc. 2000-1 A1
7.38%	05/18/10		58,705	57,237
Delta Air Lines, Inc. 2001-1 A2
7.11%	09/18/11		1,202,000	1,111,850
JetBlue Airways 2004-2 G1 Pass Through Trust
1.26%	08/15/16	[2]	23,198	14,383
Northwest Airlines, Inc. 2001 1A-2
6.84%	04/01/11		400,000	372,000
Northwest Airlines, Inc. 2001-1 A1
7.04%	10/01/23		225,652	174,880
UAL Pass Through Trust 2000-2 A
7.03%	10/01/10	[7]	468,794	459,418
UAL Pass Through Trust 2001-1 A1
6.07%	03/01/13		2,079	2,058
UAL Pass Through Trust 2001-1 A2
6.20%	09/01/08	[7]	9,905	9,806

N-Q Report June 2009 / 23

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Transportation (continued)
UAL Pass Through Trust 2001-1 A3
6.60%	09/01/13		$1,079	$1,068

				4,109,526

Total Corporates (Cost $56,797,031)				55,865,076

BANK LOANS — 0.32%*
Health Care — 0.32%
HCA Term Loan A
2.35%	11/18/12	[8]	608,208	553,850

Total Bank Loans (Cost $595,530)

MORTGAGE-BACKED — 42.97%**
Commercial Mortgage-Backed — 8.49%
Bear Stearns Commercial Mortgage Securities, Inc. 2003-PWR2 A4
5.19%	05/11/39	[2]	40,000	36,959
Bear Stearns Commercial Mortgage Securities, Inc. 2005-T20 A4A
5.30%	10/12/42	[2]	950,000	860,957
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW13 A4
5.54%	09/11/41		470,000	390,973
Citigroup Commercial Mortgage Trust 2006-C4 A3
5.92%	03/15/49	[2]	690,000	584,043
Citigroup Commercial Mortgage Trust 2007-C6 A4
5.89%	12/10/49	[2]	40,000	31,737
Commercial Mortgage Loan Trust 2008-LS1 A4B
6.22%	12/10/49	[2]	735,000	525,022
Credit Suisse Mortgage Capital Certificates 2006-C1 A3
5.71%	02/15/39	[2]	50,000	43,118
Credit Suisse Mortgage Capital Certificates 2006-C5 A3
5.31%	12/15/39		370,000	262,608
CS First Boston Mortgage Securities Corp. 2002-CKS4 A2
5.18%	11/15/36		40,000	39,550
CW Capital Cobalt Ltd. 2006-C1 A4
5.22%	08/15/48		1,060,000	765,589
GE Capital Commercial Mortgage Corp. 2005-C1 A5
4.77%	06/10/48	[2]	1,410,000	1,158,317
GMAC Commercial Mortgage Securities, Inc. 2002-C2 A3
5.71%	10/15/38		50,000	50,364
Greenwich Capital Commercial Funding Corp. 2006-GG7 A4
6.11%	07/10/38	[2]	1,180,000	971,155
Greenwich Capital Commercial Funding Corp. 2007-GG9 A4
5.44%	03/10/39		505,000	403,871
GS Mortgage Securities Corp. II 2006-GG8 A4
5.56%	11/10/39		935,000	765,030
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-LDP7 A4
6.07%	04/15/45	[2]	340,000	289,471
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-CB19 A4
5.94%	02/12/49	[2]	535,000	406,047
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD12 A4
5.88%	02/15/51	[2]	460,000	345,785
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LDPX A3
5.42%	01/15/49		1,100,000	812,734
LB-UBS Commercial Mortgage Trust 2000-C4 A2
7.37%	08/15/26		955,231	982,418
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-4 A3
5.17%	12/12/49	[2]	760,000	554,982
Morgan Stanley Capital I 2005-HQ6 A4A
4.99%	08/13/42		1,077,000	922,612
Morgan Stanley Capital I 2006-HQ8 A4
5.56%	03/12/44	[2]	1,700,000	1,381,474
Morgan Stanley Capital I 2007-IQ16 A4
5.81%	12/12/49		470,000	359,442
Salomon Brothers Mortgage Securities VII, Inc. 2002-KEY2 A3
4.87%	03/18/36		50,000	48,787
Structured Asset Mortgage Investments, Inc. 2005-AR3 1A1
0.58%	08/25/35	[2]	1,672,259	750,487
Structured Asset Mortgage Investments, Inc. 2005-AR8 A2
2.82%	02/25/36	[2]	1,735,313	796,806

				14,540,338

Non-Agency Mortgage-Backed — 5.38%
Adjustable Rate Mortgage Trust 2005-8 4A11
5.44%	11/25/35	[2]	901,692	557,960
Banc of America Funding Corp. 2003-2 1A1
6.50%	06/25/32		19,987	19,692
Chevy Chase Mortgage Funding Corp. 2004-1A A1
0.59%	01/25/35	[2,3]	402,825	280,309

24 / N-Q Report June 2009

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Chevy Chase Mortgage Funding Corp. 2005-2A A1
0.49%	05/25/36	[2,3]	$423,413	$335,680
Citigroup Mortgage Loan Trust, Inc. 2004-HYB1 A41
5.15%	02/25/34	[2]	74,908	58,016
Countrywide Alternative Loan Trust 2003-3T1 A2
4.50%	05/25/33		382,226	375,108
Countrywide Alternative Loan Trust 2005-17 1X3 (IO)
3.29%	06/25/35	[2,5]	100,676	1,699
Countrywide Alternative Loan Trust 2005-27 2A1
2.69%	08/25/35	[2]	434,781	183,635
Countrywide Alternative Loan Trust 2005-27 3A2
2.44%	08/25/35	[2]	45,567	17,686
Countrywide Alternative Loan Trust 2005-72 A1
0.58%	01/25/36	[2]	970,215	425,097
Countrywide Alternative Loan Trust 2006-OA2 X1P (IO)
3.72%	05/20/46	[2,5]	2,659,182	39,888
Countrywide Home Loan Mortgage Pass-Through Trust 2004-14 4A1
5.07%	08/25/34	[2]	659,166	529,930
First Horizon Asset Securities, Inc. 2002-7 2A2
5.25%	12/25/17		108,925	105,705
GSR Mortgage Loan Trust 2004-9 5A7
3.90%	08/25/34	2,†	2,684,000	2,093,486
Harborview Mortgage Loan Trust 2005-1 X (IO)
3.08%	03/19/35	[2,5]	821,928	12,971
Harborview Mortgage Loan Trust 2005-10 X (IO)
3.19%	11/19/35	[2,5]	218,558	2,390
IndyMac Index Mortgage Loan Trust 2004-AR12 AX2 (IO)
3.56%	12/25/34	[2,5]	330,884	2,171
IndyMac Index Mortgage Loan Trust 2004-AR6 6A1
5.50%	10/25/34	[2]	219,772	155,492
IndyMac Index Mortgage Loan Trust 2004-AR8 2A2A
0.71%	11/25/34	[2]	74,787	29,206
IndyMac Index Mortgage Loan Trust 2007-AR5 1A1
6.00%	05/25/37	[2]	26,147	11,471
JPMorgan Mortgage Trust 2007-S3 1A35
6.00%	08/25/37		1,836,334	1,288,949
Lehman XS Trust 2007-12N 1A3A
0.51%	07/25/47	[2]	4,500,000	528,961
Lehman XS Trust 2007-14H A12
0.81%	07/25/47	2,†	9,636,000	482,282
MASTR Adjustable Rate Mortgages Trust 2004-1 2A1
5.73%	01/25/34	[2]	3,454	2,108
MASTR Seasoned Securities Trust 2002-8 1A1
5.50%	12/25/17		12,540	12,508
MASTR Seasoned Securities Trust 2004-1 4A1
4.72%	10/25/32	[2]	5,654	4,915
MASTR Seasoned Securities Trust 2004-2 A2
6.50%	08/25/32		184,573	178,263
MASTR Seasoned Securities Trust 2005-1 4A1
5.06%	10/25/32	[2]	13,451	11,200
Residential Accredit Loans, Inc. 2003-QS17 NB1
5.25%	09/25/33		16,675	15,500
Residential Asset Mortgage Products, Inc. 2003-SL1 A41
8.00%	04/25/31		89,950	82,542
Residential Asset Mortgage Products, Inc. 2004-SL1 A7
7.00%	11/25/31		157,397	147,380
Residential Asset Securitization Trust 2004-IP2 2A1
4.66%	12/25/34	[2]	140,747	93,660
Washington Mutual Alternative Mortgage Pass-Through Certificates 2007-OA3 4A1
2.11%	04/25/47	[2]	925,616	335,359
Washington Mutual Mortgage Pass-Through Certificates 2002-AR18 A
4.52%	01/25/33	[2]	28,472	23,152
Wells Fargo Mortgage Backed Securities Trust 2006-4 2A2
5.50%	04/25/36		1,020,982	779,416

				9,223,787

U.S. Agency Mortgage-Backed — 29.10%
Fannie Mae 1989-25 G
6.00%	06/25/19		5,140	5,524
Fannie Mae 1992-116 B
6.50%	06/25/22		839	900
Fannie Mae 1993-225 SG
26.07%	12/25/13	[2]	151,092	183,626
Fannie Mae 1993-80 S
10.46%	05/25/23	[2]	32,966	34,551
Fannie Mae 1994-55 S
14.54%	12/25/23	[2]	1,825	1,845

N-Q Report June 2009 / 25

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae 2001-52 YZ
6.50%	10/25/31		$770,405	$826,916
Fannie Mae 2003-27 SG (IO)
7.34%	04/25/17	[2]	10,023,199	762,509
Fannie Mae 2003-53 IA (IO)
5.50%	10/25/28		81,276	1,728
Fannie Mae 2003-W6 5T (IO)
0.55%	09/25/42	2,†	45,811,493	543,668
Fannie Mae 2007-64 FA
0.78%	07/25/37	2,†	1,975,861	1,888,647
Fannie Mae Pool 253974
7.00%	08/01/31		38,266	41,672
Fannie Mae Pool 254232
6.50%	03/01/22		55,810	60,050
Fannie Mae Pool 527247
7.00%	09/01/26		196	216
Fannie Mae Pool 545191
7.00%	09/01/31		19,585	21,328
Fannie Mae Pool 545646
7.00%	09/01/26		117	129
Fannie Mae Pool 549740
6.50%	10/01/27		103,367	110,280
Fannie Mae Pool 555177
4.86%	01/01/33	[2]	61,595	63,252
Fannie Mae Pool 555207
7.00%	11/01/17		3,345	3,543
Fannie Mae Pool 555284
7.50%	10/01/17		2,951	3,097
Fannie Mae Pool 606108
7.00%	03/01/31		2,501	2,752
Fannie Mae Pool 630599
7.00%	05/01/32		23,802	26,061
Fannie Mae Pool 655928
7.00%	08/01/32		16,098	17,732
Fannie Mae Pool 725027
5.00%	11/01/33		1,744,316	1,784,108
Fannie Mae Pool 725425
5.50%	04/01/34		1,764,318	1,830,273
Fannie Mae Pool 735207
7.00%	04/01/34		15,028	16,343
Fannie Mae Pool 735224
5.50%	02/01/35		1,682,439	1,746,040
Fannie Mae Pool 735646
4.50%	07/01/20		38,041	39,418
Fannie Mae Pool 735686
6.50%	12/01/22		319,869	338,741
Fannie Mae Pool 735861
6.50%	09/01/33		421,978	454,228
Fannie Mae Pool 764388
4.94%	03/01/34	[2]	389,079	402,657
Fannie Mae Pool 765387
6.00%	08/01/34		26,127	27,665

Fannie Mae Pool 770869
3.47%	04/01/34	[2]	611,954	620,183
Fannie Mae Pool 776708
5.00%	05/01/34		1,126,808	1,152,117
Fannie Mae Pool 789606
6.00%	08/01/34		20,293	21,343
Fannie Mae Pool 817611
5.33%	11/01/35	[2]	286,979	303,540
Fannie Mae Pool 839109
5.24%	11/01/35	[2]	36,963	38,539
Fannie Mae Pool 844773
5.12%	12/01/35	[2]	19,754	20,594
Fannie Mae Pool 888430
5.00%	11/01/33		1,435,554	1,468,302
Fannie Mae Pool 889125
5.00%	12/01/21		1,644,065	1,719,525
Fannie Mae Pool 889184
5.50%	09/01/36		1,659,681	1,721,465
Fannie Mae Pool 895606
5.75%	06/01/36	[2]	742,686	774,243
Fannie Mae Pool 918445
5.86%	05/01/37	[2]	80,815	84,571
Fannie Mae Pool 939419
5.62%	05/01/37	[2]	927,468	967,208
Freddie Mac 1602 SN
10.09%	10/15/23	[2]	14,590	16,259
Freddie Mac 1688 W
7.25%	03/15/14		4,314	4,667
Freddie Mac 2174 PN
6.00%	07/15/29		313,467	335,147
Freddie Mac 2561 BX (IO)
5.00%	05/15/17		173,240	8,581
Freddie Mac 2594 VK
5.00%	02/15/23		5,283	5,349
Freddie Mac 2929 PE
5.00%	05/15/33		55,000	56,463
Freddie Mac Gold A25162
5.50%	05/01/34		1,436,430	1,490,015
Freddie Mac Gold A33262
5.50%	02/01/35		211,771	220,091
Freddie Mac Gold A68781
5.50%	10/01/37		48,146	49,778
Freddie Mac Gold A72702
5.50%	02/01/38		1,650,754	1,717,752

26 / N-Q Report June 2009

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Gold A72860
6.00%	02/01/38		$45,826	$47,886
Freddie Mac Gold C90504
6.50%	12/01/21		7,343	7,915
Freddie Mac Gold E01279
5.50%	01/01/18		11,384	11,953
Freddie Mac Gold E90474
6.00%	07/01/17		24,068	25,619
Freddie Mac Gold G01548
7.50%	07/01/32		1,084,773	1,197,199
Freddie Mac Gold G01601
4.00%	09/01/33		27,751	27,196
Freddie Mac Gold G01611
4.00%	09/01/33		11,045	10,824
Freddie Mac Gold G01644
5.50%	02/01/34		1,492,446	1,548,398
Freddie Mac Gold G01673
5.50%	04/01/34		94,574	98,589
Freddie Mac Gold G02366
6.50%	10/01/36		1,080,729	1,156,363
Freddie Mac Gold G03243
5.50%	07/01/37		84,220	87,075
Freddie Mac Gold G03436
6.00%	11/01/37		2,067,578	2,170,553
Freddie Mac Gold G03601
6.00%	07/01/37		36,463	38,279
Freddie Mac Gold G03640
5.50%	12/01/37		1,490,507	1,541,029
Freddie Mac Gold G04079
5.50%	03/01/38		1,887,051	1,951,015
Freddie Mac Gold G05119
6.50%	09/01/38		40,422	43,011
Freddie Mac Gold G11707
6.00%	03/01/20		18,372	19,556
Freddie Mac Gold G12393
5.50%	10/01/21		1,731,549	1,824,620
Freddie Mac Gold G12909
6.00%	11/01/22		1,263,358	1,344,144
Freddie Mac Gold G13032
6.00%	09/01/22		1,376,986	1,461,381
Freddie Mac Gold J06246
5.50%	10/01/21		1,126,182	1,181,541
Freddie Mac Non Gold Pool 1B3413
5.89%	05/01/37	[2]	1,213,093	1,268,503
Freddie Mac Non Gold Pool 1J0045
5.09%	01/01/36	[2]	27,700	28,829
Freddie Mac R001 AE
4.38%	04/15/15		1,262,910	1,296,802
Ginnie Mae (TBA)
5.50%	07/15/38		615,000	635,083
Ginnie Mae 2003-28 LI (IO)
5.50%	02/20/32		121,057	8,751

Ginnie Mae 2004-8 SE
13.68%	11/26/23	[2]	201,978	223,986
Ginnie Mae GNSF (TBA)
4.50%	07/15/39		6,470,000	6,459,894
Ginnie Mae II Pool 80968
4.63%	07/20/34	[2]	106,919	109,300

				49,860,525

Total Mortgage-Backed (Cost $75,898,679)				73,624,650

MUNICIPAL BONDS — 0.13%*
California — 0.13%
State of California, Water Utility Improvements G.O., Taxable
5.95%	04/01/16		225,000	219,503

Total Municipal Bonds (Cost $226,120)
U.S. TREASURY SECURITIES — 11.55%
U.S. Treasury Notes — 11.55%
1.75%	01/31/14		7,489,000	7,279,250
2.00%	01/15/16	[9]	1,699,000	1,854,878
3.75%	11/15/18		7,161,000	7,285,758
2.75%	06/30/14		3,350,000	3,360,600

				19,780,486

Total U.S. Treasury Securities (Cost $20,322,005)				19,780,486

Total Bonds — 95.74% (Cost $173,469,933)				164,042,627

Issues	Maturity Date		Shares/ Principal Amount	Value
SHORT TERM INVESTMENTS — 10.59%
Commercial Paper — 2.66%
BNP Paribas Finance, Inc.
0.23%[10]	07/07/09		1,660,000	1,659,936
Rabobank USA Finance Corp.
0.24%[10]	07/10/09		2,890,000	2,889,827

				4,549,763

Money Market Fund — 6.46%
Goldman Sachs Group, Inc. (The)
0.05%			11,071,000	11,071,000

N-Q Report June 2009 / 27

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2009 (Unaudited)

Issues	Maturity Date		Shares/ Principal Amount	Value
SHORT TERM INVESTMENTS (continued)
U.S. Agency Discount Notes — 1.33%
Fannie Mae
0.17%[10]	07/23/09		$845,000	$844,912
Federal Home Loan Bank
0.16%[10]	07/01/09		1,440,000	1,440,000

				2,284,912

U.S. Treasury Bills — 0.14%
U.S. Treasury Bills
0.16%[10]	08/20/09	[11]	245,000	244,955

Total Short Term Investments (Cost $18,150,621)				18,150,630

Total Investments — 106.33% (Cost $191,620,554)[1]				182,193,257

Liabilities in Excess of Other Assets — (6.33)%				(10,847,110)

Net Assets — 100.00%				$171,346,147

Contracts		Unrealized Depreciation
FUTURES CONTRACTS: LONG POSITIONS
85	U.S. Treasury Five Year Note Expiration September 2009	$(139,920)
55	U.S. Treasury Ten Year Note Expiration September 2009	(150,748)

	Net unrealized depreciation	$(290,668)

Issues	Expiration Date	Notional Amount (000’s)	Value
SWAPS: INTEREST RATE
The Fund pays a floating rate based on 3-month USD LIBOR quarterly and the Fund receives from the counterparty a fixed rate equal to 5.26% semi-annually. Counterparty: Barclays Capital, Inc.
	04/30/11	$540	$41,193

Issues	Expiration Date	Notional Amount (000’s)[b]	Value
SWAPS: CREDIT DEFAULT (PURCHASED) — SINGLE ISSUES
The Fund pays a fixed rate equal to 0.53% and the Fund will receive from the counterparty at par including interest accrued in the event of default of Home Depot, Inc., 3.75%, due 09/15/09. Counterparty: Morgan Stanley
	09/20/12	$250	$2,896
The Fund pays a fixed rate equal to 0.76% and the Fund will receive from the counterparty at par including interest accrued in the event of default of Macy’s Retail Holdings, Inc., 6.63%, due 04/01/11. Counterparty: Citigroup, Inc.
	09/20/12	250	23,094
The Fund pays a fixed rate equal to 1.48% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Macy’s Retail Holdings, Inc., 6.63%, due 04/01/11. Counterparty: Citigroup, Inc.
	12/20/12	150	11,294
The Fund pays a fixed rate equal to 3.78% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc., 5.25%, due 01/15/14. Counterparty: CS First Boston
	12/20/12	135	(5,804)
The Fund pays a fixed rate equal to 3.88% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc., 5.25%, due 01/15/14. Counterparty: Citigroup, Inc.
	12/20/12	40	(1,848)
The Fund pays a fixed rate equal to 3.91% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc., 5.25%, due 01/15/14. Counterparty: Citigroup, Inc.
	12/20/12	90	(4,245)
The Fund pays a fixed rate equal to 3.87% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc., 5.25%, due 01/15/14. Counterparty: Deutsche Bank AG
	12/20/12	135	(6,194)
The Fund pays a fixed rate equal to 2.78% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Toll Brothers Finance Corp., 6.88%, due 11/15/12. Counterparty: Merrill Lynch & Co., Inc.
	12/20/12	300	(11,840)
The Fund pays a fixed rate equal to 2.83% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Toll Brothers Finance Corp., 6.88%, due 11/15/12. Counterparty: Merrill Lynch & Co., Inc.
	12/20/12	190	(7,810)
The Fund pays a fixed rate equal to 1.45% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Macy’s Retail Holdings, Inc., 6.63%, due 04/01/11. Counterparty: Morgan Stanley
	12/20/12	75	5,716
The Fund pays a fixed rate equal to 0.46% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Nordstrom, Inc., 6.95%, due 03/15/28. Counterparty: Goldman Sachs Group, Inc. (The)
	12/20/12	175	10,149
The Fund pays a fixed rate equal to 0.56% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Nordstrom, Inc., 6.95%, due 03/15/28. Counterparty: Morgan Stanley
	12/20/12	275	15,061
The Fund pays a fixed rate equal to 0.58% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Nordstrom, Inc., 6.95%, due 03/15/28. Counterparty: UBS AG
	12/20/12	175	9,472
The Fund pays a fixed rate equal to 0.41% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Lowe’s Cos., Inc., 8.25%, due 06/01/10. Counterparty: Citigroup, Inc.
	12/20/12	100	1,013

28 / N-Q Report June 2009

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2009 (Unaudited)

Issues	Expiration Date	Notional Amount (000’s)[b]	Value
SWAPS: CREDIT DEFAULT (PURCHASED) — SINGLE ISSUES (continued)
The Fund pays a fixed rate equal to 0.39% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Lowe’s Cos., Inc., 8.25%, due 06/01/10. Counterparty: CS First Boston
	12/20/12	$75	$810
The Fund pays a fixed rate equal to 0.45% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Lowe’s Cos., Inc., 8.25%, due 06/01/10. Counterparty: Goldman Sachs Group, Inc. (The)
	12/20/12	275	2,413
The Fund pays a fixed rate equal to 0.45% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Lowe’s Cos., Inc., 8.25%, due 06/01/10. Counterparty: Citigroup, Inc.
	12/20/12	175	1,535
The Fund pays a fixed rate equal to 1.68% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Limited Brands, Inc., 6.13%, due 12/01/12. Counterparty: UBS AG
	12/20/12	325	9,602
The Fund pays a fixed rate equal to 1.75% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Limited Brands, Inc., 6.13%, due 12/01/12. Counterparty: UBS AG
	12/20/12	50	1,365
The Fund pays a fixed rate equal to 0.74% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Home Depot, Inc., 3.75%, due 09/15/09. Counterparty: Citigroup, Inc.
	12/20/12	175	976
The Fund pays a fixed rate equal to 0.72% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Home Depot, Inc., 3.75%, due 09/15/09. Counterparty: Merrill Lynch & Co., Inc.
	12/20/12	175	1,094
The Fund pays a fixed rate equal to 1.44% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Macy’s Retail Holdings, Inc., 6.63%, due 04/01/11. Counterparty: Morgan Stanley
	12/20/12	150	11,479
The Fund pays a fixed rate equal to 3.56% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Centex Corp., 5.25%, due 06/15/15. Counterparty: Merrill Lynch & Co., Inc.
	12/20/12	175	(11,036)
The Fund pays a fixed rate equal to 3.65% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Centex Corp., 5.25%, due 06/15/15. Counterparty: Merrill Lynch & Co., Inc.
	12/20/12	120	(7,923)
The Fund pays a fixed rate equal to 2.83% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Toll Brothers Finance Corp., 6.88%, due 11/15/12. Counterparty: Citigroup, Inc.
	12/20/12	135	(5,550)
The Fund pays a fixed rate equal to 1.24% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc., 7.88%, due 08/01/11. Counterparty: UBS AG
	12/20/12	250	9,678
The Fund pays a fixed rate equal to 2.25% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc., 7.13%, due 02/01/16. Counterparty: Morgan Stanley
	03/20/13	75	(2,739)
The Fund pays a fixed rate equal to 3.52% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Toll Brothers Finance Corp., 6.88%, due 11/15/12. Counterparty: Deutsche Bank AG
	03/20/13	125	(8,599)
The Fund pays a fixed rate equal to 2.25% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc., 7.13%, due 02/01/16. Counterparty: Deutsche Bank AG
	03/20/13	75	(2,739)
The Fund pays a fixed rate equal to 4.62% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc., 5.25%, due 01/15/14. Counterparty: Deutsche Bank AG
	03/20/13	225	(16,696)
The Fund pays a fixed rate equal to 1.85% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc., 7.13%, due 02/01/16. Counterparty: Goldman Sachs Group, Inc. (The)
	06/20/13	80	(1,859)
The Fund pays a fixed rate equal to 4.40% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Centex Corp., 5.25%, due 06/15/15. Counterparty: Deutsche Bank AG
	12/20/13	200	(22,839)
The Fund pays a fixed rate equal to 0.82% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Arrow Electronics, Inc., 6.88%, due 06/01/18. Counterparty: Citigroup, Inc.
	03/20/14	205	378
The Fund pays a fixed rate equal to 2.73% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc., 6.00%, due 08/15/35. Counterparty: Citigroup, Inc.
	03/20/14	210	(13,324)
The Fund pays a fixed rate equal to 2.25% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc., 6.00%, due 08/15/35. Counterparty: Deutsche Bank AG
	03/20/14	200	(8,498)
The Fund pays a fixed rate equal to 2.67% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Home Depot, Inc., 5.88%, due 12/16/36. Counterparty: Citigroup, Inc.
	03/20/14	135	(10,330)
The Fund pays a fixed rate equal to 0.72% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Hewlett Packard Co., 5.40%, due 03/01/17. Counterparty: Citigroup, Inc.
	03/20/14	205	(1,954)
The Fund pays a fixed rate equal to 3.15% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Nordstrom, Inc., 6.95%, due 03/15/28. Counterparty: Citigroup, Inc.
	03/20/14	165	(6,600)
The Fund pays a fixed rate equal to 1.20% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Lowe’s Cos., Inc., 8.25%, due 06/01/10. Counterparty: Citigroup, Inc.
	03/20/14	140	(2,872)
The Fund pays a fixed rate equal to 4.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc., 5.25%, due 01/15/14. Counterparty: Deutsche Bank AG
	03/20/15	225	(19,376)

N-Q Report June 2009 / 29

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2009 (Unaudited)

Issues	Expiration Date	Notional Amount (000’s)[b]	Value
SWAPS: CREDIT DEFAULT (PURCHASED) — SINGLE ISSUES (continued)
The Fund pays a fixed rate equal to 2.40% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc., 7.13%, due 02/01/16. Counterparty: Citigroup, Inc.
	03/20/15	$150	$(8,909)

			$(71,559)

Issues	Expiration Date	Premiums Paid/ (Received)	Notional Amount (000’s)[b]	Appreciation/ (Depreciation)	Value[c]
SWAPS: CREDIT DEFAULT (PURCHASED) — TRADED INDICES
The Fund pays a fixed rate equal to 0.84% and the Fund will receive from the counterparty at par including interest accrued in the event of default of any issue in the CMBX-NA-AJ 1, due 10/12/52. Counterparty: Bank of America Corp.
	10/12/52	$1,891,004	$3,160	$(428,050)	$1,462,954
The Fund pays a fixed rate equal to 0.84% and the Fund will receive from the counterparty at par including interest accrued in the event of default of any issue in the CMBX-NA-AJ 1, due 10/12/52. Counterparty: Barclays Capital, Inc.
	10/12/52	18,780	215	80,756	99,536
The Fund pays a fixed rate equal to 0.84% and the Fund will receive from the counterparty at par including interest accrued in the event of default of any issue in the CMBX-NA-AJ 1, due 10/12/52. Counterparty: Barclays Capital, Inc.
	10/12/52	24,494	250	91,246	115,740
The Fund pays a fixed rate equal to 0.84% and the Fund will receive from the counterparty at par including interest accrued in the event of default of any issue in the CMBX-NA-AJ 1, due 10/12/52. Counterparty: Barclays Capital, Inc.
	10/12/52	1,127,983	1,840	(276,137)	851,846

		$3,062,261		$(532,185)	$2,530,076

Issues	Expiration Date	Credit Rating[a]	Notional Amount (000’s)[b]	Appreciation	Value[c]
SWAPS: CREDIT DEFAULT (WRITTEN) — SINGLE ISSUES
The Fund receives a fixed rate equal to 6.55% and the Fund will pay to the counterparty at par including interest accrued in the event of default of General Electric Capital Corp., 5.63%, due 09/15/17. Counterparty: CS First Boston
	12/20/10	AAA	$365	$14,031	$14,031
The Fund receives a fixed rate equal to 4.00% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the Berkshire Hathaway, Inc., 4.63%, due 10/15/13. Counterparty: Barclays Capital, Inc.
	03/20/11	AAA	800	20,761	20,761

				$34,792	$34,792

Issues	Expiration Date	Premiums Paid/ (Received)	Notional Amount (000’s)[b]	Depreciation	Value[c]
SWAPS: CREDIT DEFAULT (WRITTEN) — TRADED INDICES
The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: CS First Boston
	08/25/37	$(126,623)	$755	$(433,442)	$(560,065)
The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: CS First Boston
	08/25/37	(827,399)	1,500	(285,314)	(1,112,713)
The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: Goldman Sachs Group, Inc. (The)
	08/25/37	(290,754)	580	(139,495)	(430,249)
The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: Morgan Stanley
	08/25/37	(88,703)	180	(44,822)	(133,525)
The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: Morgan Stanley
	08/25/37	(451,170)	900	(216,458)	(667,628)
The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-PENAAA 07-2, due 01/25/38. Counterparty: Barclays Capital, Inc.
	01/25/38	(1,449,192)	2,300	(222,278)	(1,671,470)
The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-PENAAA 07-2, due 01/25/38. Counterparty: Barclays Capital, Inc.
	01/25/38	(99,477)	150	(9,532)	(109,009)
The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AA 06-2, due 05/25/46. Counterparty: Bank of America Corp.
	05/25/46	(239,506)	300	(37,882)	(277,388)
The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 06-2, due 05/25/46. Counterparty: CS First Boston
	05/25/46	(279,424)	350	(44,195)	(323,619)
The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 06-2, due 05/25/46. Counterparty: CS First Boston
	05/25/46	(276,853)	350	(46,766)	(323,619)
The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AA 06-2, due 05/25/46. Counterparty: Royal Bank of Scotland Group Plc
	05/25/46	(199,588)	250	(31,569)	(231,157)
The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 06-2, due 05/25/46. Counterparty: Goldman Sachs Group, Inc. (The)
	05/25/46	(159,181)	200	(25,744)	(184,925)
The Fund receives a fixed rate equal to 0.11% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 06-2, due 05/25/46. Counterparty: Citigroup, Inc.
	05/25/46	(83,378)	225	(67,347)	(150,725)

		$(4,571,248)		$(1,604,844)	$(6,176,092)

30 / N-Q Report June 2009

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2009 (Unaudited)

[a]	Using Standard & Poor’s rating of the issuer.
[b]

The maximum potential payment the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

[c]

The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Notes:

[1]	Cost for financial reporting purposes is $191,620,554 and net unrealized appreciation/ (depreciation) consists of:

Gross unrealized appreciation	$7,133,645
Gross unrealized depreciation	(16,560,942)

Net unrealized depreciation	$(9,427,297)

[2]	Floating rate security. The rate disclosed is that in effect at June 30, 2009.
[3]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at June 30, 2009 was $13,460,413 representing 7.86% of total net assets.

[4]	U.S. dollar denominated security issued by foreign domiciled entity.
[5]	Illiquid security as determined under procedures approved by the Fund’s Board of Trustees. The aggregate value of illiquid securities is $119,500 which is 0.07% of total net assets.
[6]	Security is currently in default with regards to scheduled interest or principal payments.
[7]	Expected maturity date.
[8]	Non-Rule 144A securities determined to be restricted private placements under procedures approved by the Fund’s Board of Trustees. Information related to these securities is as follows:

Date of Purchase	Security	Amortized Cost	Value	% of Total Net Assets
10/22/07	HCA Term Loan A, 2.35%, 11/18/12	$595,530	$553,850	0.32%

		$595,530	$553,850	0.32%

[9]	Inflation protected security. Principal amount reflects original security face amount.
[10]	Represents annualized yield at date of purchase.
[11]	Securities, or a portion there of, pledged as collateral for futures.
†

Fair valued security. The aggregate value of fair valued securities is $11,901,205 which is 6.95% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees. This figure does not necessarily indicate the treatment of those securities under FAS 157, as discussed in the Notes to Financial Statements.

*	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date less than the stated maturity date.

(AMBAC): American Municipal Bond Assurance Corp.

(G.O.): General Obligation

(IO): Interest only

(LIBOR): London InterBank Offer Rate

(MTN): Medium term note

(STEP): Step coupon bond

(TBA): To be announced

N-Q Report June 2009 / 31

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS — 102.65%
ASSET-BACKED SECURITIES — 6.39%**
Aames Mortgage Trust 2002-1 A3 (STEP)
6.90%	06/25/32		$69,156	$38,426
ABFS Mortgage Loan Trust 2002-2 A7 (STEP)
5.22%	07/15/33		9,162	8,878
Amresco Residential Securities Mortgage Loan Trust 1998-1 A5 (STEP)
7.57%	10/25/27		198,379	138,751
Amresco Residential Securities Mortgage Loan Trust 1998-2 B1F
7.72%	06/25/28	[2,3]	6,264	971
Asset Backed Funding Certificates 2007-WMC1 A2B
1.31%	06/25/37	3,†	41,977,000	11,862,175
Asset Backed Securities Corp. Home Equity 2003-HE4 M2
3.32%	08/15/33	[3]	3,286,029	1,117,684
Bayview Financial Acquisition Trust 2005-B 1A3 (STEP)
4.89%	04/28/39		6,724,383	5,301,759
Bayview Financial Acquisition Trust 2005-D AF3
5.50%	12/28/35	[3]	390,000	285,248
Bear Stearns Asset Backed Securities Trust 2002-1 1A5 (STEP)
6.89%	12/25/34		122,137	99,995
Bear Stearns Asset Backed Securities Trust 2007-2 A1
0.50%	01/25/47	[3]	1,970,840	1,430,390
Birch Real Estate CDO Ltd. 1A A1 (Cayman Islands)
5.16%	02/10/38	4,5,†	2,400,000	1,768,200
BNC Mortgage Loan Trust 2007-1 A3
0.41%	03/25/37	[3]	12,881,000	6,012,365
Carrington Mortgage Loan Trust 2007-FRE1 A1
0.43%	02/25/37	[3]	14,971,803	11,674,538
Centex Home Equity 2006-A AV3
0.47%	06/25/36	3,†	15,000,000	8,249,812
Centex Home Equity 2006-A AV4
0.56%	06/25/36	3,†	100,000	44,819
Citicorp Residential Mortgage Securities 2006-2 A5 (STEP)
6.04%	09/25/36		100,000	61,714
Citicorp Residential Mortgage Securities 2007-1 A5 (STEP)
6.05%	03/25/37	†	430,000	279,495
Citigroup Mortgage Loan Trust, Inc. 2007-AMC4 A2A
0.37%	05/25/37	[3]	21,785,022	17,536,224
Citigroup Mortgage Loan Trust, Inc. 2007-WFH1 A4
0.51%	01/25/37	3,†	28,000	8,120
Citigroup Mortgage Loan Trust, Inc. 2007-WFH2 A3
0.49%	03/25/37	[3]	195,000	67,416
Citigroup Mortgage Loan Trust, Inc. 2007-WFH4 M3B
1.31%	07/25/37	[3]	3,090,000	130,644
Conseco Finance 2001-C A5 (STEP)
7.29%	08/15/33		5,445,998	4,502,360
Conseco Finance 2001-D A5
6.19%	11/15/32	[3]	206,017	179,069
Conseco Financial Corp. 1998-2 A5
6.24%	12/01/28	[3]	268,346	234,514
Conseco Financial Corp. 1998-6 A7
6.45%	06/01/30		218,735	212,632
Countrywide Asset-Backed Certificates 2007-10 2A2
0.43%	06/25/47	[3]	12,650,000	7,438,634

Countrywide Asset-Backed Certificates 2007-5 2A2
0.48%	09/25/47	[3]	127,000	73,309
Countrywide Asset-Backed Certificates 2007-6 2A1
0.41%	09/25/37	[3]	10,101,055	9,023,234
Countrywide Asset-Backed Certificates 2007-7 2A2
0.47%	10/25/37	[3]	22,122,000	13,237,130
CS First Boston Mortgage Securities Corp. 2001-MH29 A (STEP)
5.60%	09/25/31		149,541	123,318
Embarcadero Aircraft Securitization Trust 2000-A A1
0.80%	08/15/25	[3,5]	1,540,602	508,399
First Union Home Equity Loan Trust 1997-3 B
7.39%	03/25/29		126,555	18,992
Genesis Funding Ltd. 2006-1A G1 (Bermuda)
0.55%	12/19/32	3,4,5,†	12,600,000	6,992,685
GMAC Commercial Mortgage Securities, Inc. 1998-C2 X (IO)
1.42%	05/15/35	[2,3]	34,407,825	1,062,662
GMAC Commercial Mortgage Securities, Inc. 2004-C3 A4
4.55%	12/10/41		435,000	411,508
Green Tree Recreational Equipment & Consumer Trust 1996-D Certificates
7.24%	12/15/22		232,349	155,866
GSAA Trust 2005-7 AF3
4.75%	05/25/35	[3]	41,107,454	21,611,027
GSAMP Trust 2007-FM2 A2A
0.37%	01/25/37	[3]	172,515	131,775

32 / N-Q Report June 2009

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
HFC Home Equity Loan Asset Backed Certificates 2007-3 APT
1.52%	11/20/36	[3]	$39,606,617	$25,952,370
Home Equity Asset Trust 2007-1 2A1
0.37%	05/25/37	[3]	108,518	95,920
IndyMac Residential Asset Backed Trust 2007-A 2A4A
0.63%	04/25/47	[3]	6,256,000	1,853,044
Inman Square Funding Ltd. 2005-2A I (Cayman Islands)
1.62%	10/06/40	2,3,4,5,†	3,368,656	336,923
JPMorgan Mortgage Acquisition Corp. 2007-CH1 AF6 (STEP)
5.50%	11/25/36		675,000	359,485
JPMorgan Mortgage Acquisition Corp. 2007-CH3 A3
0.46%	03/25/37	3,†	9,300,000	3,115,631
Keystone Owner Trust 1998-P2 A5 (STEP)
7.90%	01/25/29	[5]	538,878	538,086
Lehman XS Trust 2006-GP1 A4A
0.64%	05/25/46	[3]	33,816,605	2,926,854
MASTR Asset Backed Securities Trust 2007-HE1 A1
0.39%	05/25/37	[3]	11,670	9,451
MASTR Asset Backed Securities Trust 2007-HE1 A3
0.52%	05/25/37	[3]	203,000	66,431
Mastr Asset Backed Securities Trust, Series 2005-AB1 A3B (STEP)
5.23%	11/25/35		203,674	141,725
Merrill Lynch First Franklin Mortgage Loan Trust 2007-1 A2C
0.56%	04/25/37	[3]	14,700,000	4,436,041
Merrill Lynch First Franklin Mortgage Loan Trust 2007-3 A2C
0.49%	06/25/37	3,†	273,800	82,137
Mid-State Trust 11 A1
4.86%	07/15/38	†	515,705	360,987
Mid-State Trust 2004-1 A
6.01%	08/15/37		66,003	49,307
Mid-State Trust 2005-1 A
5.75%	01/15/40	†	28,815,801	19,450,306
Mid-State Trust 2006-1 A
5.79%	10/15/40	[5]	12,525,412	8,350,943
Mid-State Trust 6 A1
7.34%	07/01/35		79,332	61,660
Morgan Stanley ABS Capital Inc. 2007-HE2 A2B
0.40%	01/25/37	[3]	110,000	35,976
Morgan Stanley Mortgage Loan Trust 2007-10XS A18
6.00%	07/25/47	[3]	31,332,264	21,257,729
Nomura Asset Acceptance Corp. 2006-S1 A1
0.45%	01/25/36	[3,5]	306,036	268,598
Oakwood Mortgage Investors, Inc. 1998-A A4
6.20%	05/15/28		19,992	17,234
Option One Mortgage Loan Trust 2006-3 2A2
0.41%	02/25/37	[3]	30,710,000	18,222,052
Option One Mortgage Loan Trust 2007-6 2A4
0.56%	07/25/37	3,†	100,000	27,499
PAMCO CLO 1998-1A B2 (Cayman Islands)
2.38%	05/01/10	2,3,4,5,†	1,996,701	499,075
Popular ABS Mortgage Pass-Through Trust 2005-3 AF6 (STEP)
4.76%	07/25/35		5,636,612	4,380,999
Popular ABS Mortgage Pass-Through Trust 2005-6 A5 (STEP)
6.09%	01/25/36		165,000	91,832
Popular ABS Mortgage Pass-Through Trust 2007-A A3
0.62%	06/25/47	[3]	21,387,500	5,735,595
Residential Asset Mortgage Products, Inc. 2003-RS10 AI6 (STEP)
5.86%	11/25/33		262,126	157,249
Residential Asset Mortgage Products, Inc. 2003-RS11 AI6A (STEP)
5.98%	12/25/33		250,060	144,558
Residential Funding Mortgage Securities II, Inc. 1999-HI6 AI7 (STEP)
8.60%	09/25/29		564,384	419,197
Residential Funding Mortgage Securities II, Inc. 2000-HI1 AI7 (STEP)
8.29%	02/25/25		375,692	302,475
Resmae Mortgage Loan Trust 2006-1 A1B
0.58%	02/25/36	[3,5]	5,312,501	1,579,758
Saxon Asset Securities Trust 2005-2 M1
0.73%	10/25/35	3,†	32,400,000	23,651,595
Saxon Asset Securities Trust 2007-1 A2C
0.46%	01/25/47	[3]	8,135,000	2,359,150
Securitized Asset Backed Receivables LLC 2007-BR2 A2
0.54%	02/25/37	[3]	339,074	134,637
Securitized Asset Backed Receivables LLC Trust 2007-BR5 A2A
0.44%	05/25/37	[3]	19,222,128	11,995,356
Securitized Asset Backed Receivables LLC Trust 2007-NC1 A2B
0.46%	12/25/36	[3]	19,025,000	5,107,775
Securitized Asset Backed Receivables LLC Trust 2007-NC2 A2B
0.45%	01/25/37	[3]	160,000	45,801
SG Mortgage Securities Trust 2006-FRE1 A1B
0.58%	02/25/36	[3]	3,749,143	2,311,759

N-Q Report June 2009 / 33

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Signature 5 CBO
4.00%	10/15/09	[2]	$2,000,000	$200,000
Soundview Home Equity Loan Trust 2006-EG1 A2
0.42%	10/25/36	[3]	29,771,997	24,345,461
Soundview Home Equity Loan Trust 2006-EQ1 A3
0.47%	10/25/36	[3]	48,751,000	13,663,604
Soundview Home Equity Loan Trust 2006-WF2 A2C
0.45%	12/25/36	†	23,000,000	12,534,982
Soundview Home Equity Loan Trust 2007-NS1 A4
0.61%	01/25/37	[3]	12,355,000	3,000,530
Soundview Home Equity Loan Trust 2007-OPT1 2A2
0.46%	06/25/37	[3]	95,000	34,499
Soundview Home Equity Loan Trust 2007-OPT3 2A2
0.44%	08/25/37	3,†	100,000	33,999
Structured Asset Receivables Trust 2003-1A CTFS
1.60%	01/21/10	3,5,†	2,750,327	2,557,667
Structured Asset Receivables Trust 2003-2A CTFS
2.04%	01/21/09	[3,5]	1,836	1,744
Structured Asset Securities Corp. 2007-EQ1 A4
0.56%	03/25/37	[3]	26,325,800	6,581,450
Terwin Mortgage Trust 2005-7SL A1
0.58%	07/25/35	[2,3,5]	90,715	86,986
Terwin Mortgage Trust 2006-4SL A2
4.50%	05/25/37	[2,3,5]	23,030,000	1,918,938
Terwin Mortgage Trust 2006-6 1A2
4.75%	07/25/37	[2,3]	42,500,000	4,192,140
Terwin Mortgage Trust 2007-9SL M1
2.81%	06/25/38	2,3,5,†	3,281,427	1,600
Vanderbilt Acquisition Loan Trust 2002-1 A4
6.57%	05/07/27	[3]	5,280,000	4,707,023

Total Asset-Backed Securities (Cost $541,494,972)				372,828,561

CORPORATES — 28.30%*
Automotive — 0.01%
General Motors Corp.
7.38%	05/23/48	[6]	5,200,000	604,500

Banking — 5.70%
BAC Capital Trust VI
5.63%	03/08/35		6,000,000	3,916,332
BAC Capital Trust XV
1.47%	06/01/56	[3]	8,510,000	4,223,564
Bank of America Corp.
5.42%	03/15/17		3,000,000	2,495,058
5.75%	12/01/17		1,145,000	1,021,180
7.38%	05/15/14		4,705,000	4,865,271
7.63%	06/01/19		22,255,000	22,392,736
8.00%	12/29/49	[3]	2,795,000	2,337,662
8.13%	12/29/49	[3]	3,980,000	3,329,031
Bank One Corp. (STEP)
9.88%	03/01/19		1,485,000	1,599,495
BankAmerica Capital II
8.00%	12/15/26		800,000	665,334
BankAmerica Capital III
1.70%	01/15/27	[3]	1,035,000	530,925
BankAmerica Institutional A
8.07%	12/31/26	[5]	350,000	291,066
Banponce Trust I A
8.33%	02/01/27		12,866,000	7,577,534
Chase Capital II B
1.53%	02/01/27	[3]	6,700,000	3,766,298
Chase Capital VI
1.65%	08/01/28	[3]	3,640,000	2,081,021
Credit Suisse USA, Inc.
5.13%	08/15/15		15,000	15,401
Credit Suisse/Guernsey 1 (Switzerland)
1.57%	05/29/49	[3,4]	21,793,000	12,231,321
Credit Suisse/New York (MTN) (Switzerland)
5.00%	05/15/13	[4]	16,178,000	16,553,572
Credit Suisse/New York (Switzerland)
5.50%	05/01/14	[4]	11,790,000	12,262,024
6.00%	02/15/18	[4]	36,000,000	35,999,496
Deutsche Bank AG/London (Germany)
4.88%	05/20/13	[4]	15,740,000	16,170,851
First Chicago NBD Institutional Capital I
1.58%	02/01/27	[3]	140,000	78,695
Fleet Capital Trust II
7.92%	12/11/26		770,000	632,685
HBOS Capital Funding LP (United Kingdom)
6.07%	06/24/49	[3,4,5]	7,853,000	2,864,774
HBOS PLC (United Kingdom)
6.75%	05/21/18	[4,5]	29,123,000	22,018,299
JPMorgan Chase & Co.
6.30%	04/23/19		7,400,000	7,456,588
6.40%	05/15/38		22,212,000	22,341,163
JPMorgan Chase & Co. 1
7.90%	12/31/49	[3]	33,837,000	29,692,983
JPMorgan Chase & Co. C (MTN)
0.00%	07/23/13	[3]	2,500,000	2,291,000
JPMorgan Chase Capital XIII M
1.55%	09/30/34	[3]	3,549,000	2,009,387

34 / N-Q Report June 2009

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Banking (continued)
Lloyds Banking Group PLC (United Kingdom)
5.92%	09/29/49	[3,4,5]	$37,672,000	$13,373,560
National Australia Bank Ltd. (Australia)
5.35%	06/12/13	[4,5]	20,425,000	21,171,285
National Australia Bank Ltd. A (Australia)
8.60%	05/19/10	[4]	13,144,000	13,879,670
National Capital Trust II (Australia)
5.49%	12/29/49	[3,4,5]	2,717,000	1,795,225
Nationsbank Capital Trust III
1.68%	01/15/27	[3]	8,614,000	4,586,188
NB Capital Trust II
7.83%	12/15/26		5,625,000	4,635,922
NB Capital Trust IV
8.25%	04/15/27		1,308,000	1,100,647
Svenska Handelsbanken AB (Sweden)
4.88%	06/10/14	[5]	23,240,000	23,030,724
Wells Fargo & Co. K
7.98%	09/29/49	[3]	6,215,000	5,166,020

				332,449,987

Communications — 1.34%
Comcast Cable Communications LLC
6.75%	01/30/11		75,000	79,276
CSC Holdings, Inc. B
7.63%	04/01/11		2,075,000	2,064,625
Frontier Communications Co.
9.00%	08/15/31		1,825,000	1,546,687
Hawaiian Telcom Communications, Inc. B
9.75%	05/01/13	[6]	775,000	7,750
Intelsat Corp.
9.25%	08/15/14	[5]	880,000	855,800
Mediacom LLC/Mediacom Capital Corp.
9.50%	01/15/13		750,000	718,125
Qwest Communications International, Inc.
7.25%	02/15/11		1,200,000	1,170,000
Qwest Communications International, Inc. B
7.50%	02/15/14		4,000,000	3,670,000
Qwest Corp.
7.88%	09/01/11		17,150,000	17,235,750
Sprint Nextel Corp.
1.00%	06/28/10	[3]	24,775,000	23,365,848
Verizon Wireless Capital LLC
8.50%	11/15/18	[5]	21,860,000	26,168,562
Visant Holding Corp.
8.75%	12/01/13		925,000	913,438

				77,795,861

Consumer Discretionary — 0.01%
JBS USA LLC/JBS USA Finance, Inc.
11.63%	05/01/14	[5]	500,000	475,000

Electric — 2.74%
Cedar Brakes I LLC
8.50%	02/15/14	[5]	5,944,624	5,765,768
Cedar Brakes II LLC
9.88%	09/01/13	[5]	7,992,516	8,132,896
CenterPoint Energy Houston Electric LLC U
7.00%	03/01/14		63,000	68,078
Cleco Power LLC
6.65%	06/15/18		20,000,000	19,285,320
Consolidated Edison Co. of New York, Inc.
7.13%	12/01/18		11,295,000	12,853,687
Consolidated Edison Co. of New York, Inc. 08-A
5.85%	04/01/18		10,834,000	11,403,218
Entergy Gulf States Louisiana LLC
6.00%	05/01/18		17,500,000	17,261,598
Entergy Gulf States, Inc.
5.25%	08/01/15		4,600,000	4,395,065
6.00%	12/01/12		325,000	325,450
Entergy Louisiana LLC
5.83%	11/01/10		260,000	260,522
FPL Energy National Wind Portfolio, LLC
6.13%	03/25/19	[5]	410,889	400,219
FPL Group Capital, Inc.
1.49%	06/17/11	[3]	1,000,000	1,010,876
5.35%	06/15/13		3,455,000	3,679,437
GWF Energy LLC
6.13%	12/30/11	[5]	1,806,495	1,778,624
Kansas City Power & Light Co.
6.38%	03/01/18		7,102,000	7,091,446
KCP&L Greater Missouri Operations Co.
7.95%	02/01/11		7,375,000	7,634,172
11.88%	07/01/12		13,795,000	15,253,187
Mirant Mid Atlantic LLC A
8.63%	06/30/12		12,207,579	12,085,503
Nisource Finance Corp.
10.75%	03/15/16		4,495,000	4,991,873
Power Contract Financing LLC
6.26%	02/01/10	[5]	2,935,265	2,889,222
Public Service Co. of New Hampshire
6.00%	05/01/18		5,000,000	5,121,160
Public Service Co. of New Mexico
7.95%	05/15/18		17,849,000	17,355,475
PVNGS II Funding Corp., Inc.
8.00%	12/30/15		138,000	134,761
Southwestern Electric Power Co.
6.45%	01/15/19		150,000	153,248

N-Q Report June 2009 / 35

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Electric (continued)
Union Electric Co.
6.70%	02/01/19		$431,000	$451,230

				159,782,035

Energy — 1.97%
AES Corp. (The)
8.75%	05/15/13	[5]	800,000	816,000
Allis-Chalmers Energy, Inc.
9.00%	01/15/14		1,000,000	715,000
Atlas Energy Resources, LLC
10.75%	02/01/18	[5]	1,000,000	947,500
CenterPoint Energy Resources Corp. B
7.88%	04/01/13		170,000	181,480
Chesapeake Energy Corp.
7.00%	08/15/14		925,000	860,250
Comstock Resources, Inc.
6.88%	03/01/12		850,000	820,250
Corral Petroleum Holdings AB (PIK) (Sweden)
2.59%	04/15/10	[4,5]	536,811	314,034
Dynegy Holdings, Inc.
6.88%	04/01/11		725,000	701,438
Hilcorp Energy I LP/Hilcorp Finance Co.
7.75%	11/01/15	[5]	2,175,000	1,848,750
Massey Energy Co.
6.88%	12/15/13		1,500,000	1,380,000
Newfield Exploration Co.
7.13%	05/15/18		500,000	456,875
OPTI Canada, Inc. (Canada)
7.88%	12/15/14	[4]	750,000	489,375
Sabine Pass LNG LP
7.25%	11/30/13		29,946,000	25,528,965
Sonat, Inc.
7.63%	07/15/11		1,600,000	1,575,731
Southern Union Co.
7.20%	11/01/66	[3]	39,423,000	27,004,755
Tesoro Corp.
6.50%	06/01/17		1,175,000	1,010,500
Valero Energy Corp.
9.38%	03/15/19		8,513,000	9,712,320
Virginia Electric & Power Co.
5.10%	11/30/12		9,295,000	9,829,565
Williams Cos., Inc.
7.88%	09/01/21		10,450,000	10,235,479
8.75%	01/15/20	[5]	19,725,000	20,598,778

				115,027,045

Finance — 10.11%
ABX Financing Co. (Cayman Islands)
6.35%	10/15/36	[4,5]	5,000,000	5,007,170
Barnett Capital III
1.65%	02/01/27	[3]	3,100,000	1,650,719
Bear Stearns Cos., Inc. (The)
4.65%	07/02/18		4,330,000	3,835,709
5.70%	11/15/14		3,525,000	3,595,627
7.25%	02/01/18		20,455,000	21,593,791
Bear Stearns Cos., Inc. (The) (MTN)
0.75%	02/23/10	[3]	85,000	84,916
1.39%	07/16/09	[3]	8,910,000	8,913,209
Capital One Financial Corp.
7.38%	05/23/14		10,000,000	10,322,290
Capital One Financial Corp. (MTN)
5.70%	09/15/11		100,000	101,762
Citigroup Capital III
7.63%	12/01/36		7,438,000	5,529,781
Citigroup Capital XXI
8.30%	12/21/57	[3]	7,990,000	6,244,952
Citigroup, Inc.
1.21%	08/25/36	[3]	10,000,000	4,823,620
1.30%	11/05/14	[3]	13,940,000	10,912,399
5.30%	10/17/12		50,000	48,264
5.50%	08/27/12		100,000	96,971
5.50%	04/11/13		6,343,000	5,949,880
6.13%	11/21/17		55,000	48,298
6.13%	05/15/18		4,300,000	3,767,204
6.13%	08/25/36		5,998,000	4,478,923
6.50%	08/19/13		16,610,000	16,148,890
6.88%	03/05/38		24,831,000	21,993,288
8.50%	05/22/19		8,847,000	9,014,447
Countrywide Capital III B
8.05%	06/15/27		3,000,000	2,478,120
Countrywide Financial Corp. (MTN)
5.80%	06/07/12		16,530,000	16,532,615
Countrywide Home Loans, Inc. K (MTN)
5.63%	07/15/09		7,350,000	7,356,637
Countrywide Home Loans, Inc. L (MTN)
4.00%	03/22/11		20,645,000	20,382,788
Ford Motor Credit Co. LLC
3.89%	01/13/12	[3]	3,809,000	2,859,131
7.25%	10/25/11		76,000	65,768
7.80%	06/01/12		7,750,000	6,672,370
8.00%	12/15/16		2,750,000	2,105,155
General Electric Capital Corp.
5.63%	05/01/18		5,718,000	5,530,427
General Electric Capital Corp. (MTN)
1.36%	01/08/16	[3]	6,000,000	4,881,612
6.88%	01/10/39		12,015,000	10,846,758
General Electric Capital Corp. A (MTN)
0.89%	09/15/14	[3]	34,577,000	29,378,037

36 / N-Q Report June 2009

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
General Electric Capital Corp. E (MTN)
0.92%	03/20/14	3,†	$29,900,000	$24,667,126
GMAC LLC
2.87%	12/01/14	[3]	9,009,000	6,587,831
Goldman Sachs Group, Inc. (The)
1.06%	03/22/16	[3]	130,000	110,259
1.19%	02/06/12	[3]	1,190,000	1,137,053
1.64%	01/12/15	[3]	3,800,000	3,334,466
4.50%	06/15/10		1,425,000	1,460,551
4.75%	07/15/13		19,150,000	19,272,930
5.00%	10/01/14		22,000	21,829
5.95%	01/18/18		100,000	97,155
6.00%	05/01/14		6,000,000	6,268,488
6.15%	04/01/18		26,290,000	25,637,903
7.50%	02/15/19		35,704,000	38,356,257
Goldman Sachs Group, Inc. B (The) (MTN)
1.50%	07/22/15	[3]	8,690,000	7,299,600
Lehman Brothers Holdings, Inc. (MTN)
0.00%	06/20/16	[6]	12,736,000	1,862,640
0.00%	11/07/16	[6]	12,918,000	1,889,258
0.00%	02/16/17	[6]	7,103,000	1,038,814
Lehman Brothers Holdings, Inc. H (MTN)
0.00%	11/30/10	[6]	6,812,000	996,255
MBNA Capital A
8.28%	12/01/26		7,680,000	6,484,001
MBNA Capital B
1.83%	02/01/27	[3]	16,550,000	8,728,437
MBNA Corp.
6.13%	03/01/13		7,355,000	7,466,156
Merrill Lynch & Co, Inc. (MTN)
6.05%	08/15/12		125,000	125,418
Merrill Lynch & Co., Inc. (MTN)
8.68%	05/02/17	[3]	2,975,000	2,508,371
8.95%	05/18/17	[3]	3,600,000	3,051,180
9.57%	06/06/17	[3]	11,517,000	9,847,611
Morgan Stanley
1.36%	01/18/11	[3]	10,010,000	9,701,832
1.41%	01/15/10	[3]	2,740,000	2,715,951
1.61%	10/15/15	[3]	1,505,000	1,291,636
5.05%	01/21/11		10,005,000	10,206,050
6.00%	05/13/14		32,630,000	33,132,926
6.60%	04/01/12		645,000	682,288
6.75%	04/15/11		13,030,000	13,655,531
Morgan Stanley (MTN)
1.56%	10/18/16	[3]	14,975,000	12,419,891
5.63%	01/09/12		125,000	129,257
5.95%	12/28/17		125,000	120,141
Morgan Stanley G (MTN)
1.45%	01/09/14	[3]	3,505,000	3,150,182
Onbank Capital Trust I
9.25%	02/01/27		10,200,000	7,437,881
Pemex Finance Ltd. (Cayman Islands)
8.88%	11/15/10	4,†	150,000	154,268

9.69%	08/15/09	4,†	15,000	15,218
Power Receivables Finance LLC
6.29%	01/01/12	[5]	123,162	121,485
6.29%	01/01/12		84,939	83,783
Wachovia Bank NA
6.00%	11/15/17		21,241,000	21,441,982
Wachovia Capital Trust III
5.80%	03/15/42	[3]	4,550,000	2,730,928
Wachovia Corp.
1.38%	10/28/15	[3]	20,000,000	15,700,000
Wachovia Corp. (MTN)
5.50%	05/01/13		35,000	36,186
Woodbourne Capital Trust I
2.93%	04/08/49	[2,3,5]	1,525,000	320,250
Woodbourne Capital Trust II
2.92%	04/08/49	[2,3,5]	1,525,000	320,250
Woodbourne Capital Trust III
2.91%	04/08/49	[2,3,5]	1,525,000	320,250
Woodbourne Capital Trust IV
2.91%	04/08/49	[2,3,5]	1,525,000	320,250
ZFS Finance USA Trust I
6.15%	12/15/65	[3,5]	7,656,000	5,971,680
ZFS Finance USA Trust IV
5.88%	05/09/32	[3,5]	21,972,000	15,932,468

				589,613,681

Health Care — 0.31%
Community Health Systems, Inc.
8.88%	07/15/15		3,775,000	3,699,500
HCA, Inc.
8.50%	04/15/19	[5]	13,035,000	12,774,300
Tenet Healthcare Corp.
7.38%	02/01/13		1,250,000	1,131,250
Wellpoint, Inc.
5.88%	06/15/17		125,000	122,529

				17,727,579

Industrials — 0.29%
General Electric Co.
5.25%	12/06/17		16,828,000	16,553,603

Insurance — 1.77%
Allied World Assurance Co. Holdings Ltd. (Bermuda)
7.50%	08/01/16	[4]	375,000	317,958

N-Q Report June 2009 / 37

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Insurance (continued)
Fairfax Financial Holdings Ltd. (Canada)
7.75%	04/26/12	[4]	$6,902,000	$6,746,705
Farmers Exchange Capital
7.05%	07/15/28	[5]	2,926,000	2,029,974
7.20%	07/15/48	[5]	1,742,000	996,880
Farmers Insurance Exchange
8.63%	05/01/24	[5]	11,127,000	9,215,826
MetLife Capital Trust X
9.25%	04/08/38	[3,5]	11,500,000	10,258,541
MetLife, Inc.
6.50%	12/15/32		265,000	249,047
Metlife, Inc.
7.72%	02/15/19		16,375,000	17,545,239
Metropolitan Life Global Funding I
2.55%	06/10/11	[3,5]	13,300,000	13,283,668
Nationwide Mutual Insurance Co.
5.81%	12/15/24	[3,5]	3,785,000	2,224,993
6.60%	04/15/34	[5]	16,268,000	10,382,581
Pricoa Global Funding I
1.14%	01/30/12	[3,5]	15,690,000	14,730,964
5.45%	06/11/14	[5]	15,130,000	15,119,984
Stingray Pass-Through Trust
5.90%	01/12/15	[2,5]	50,000	4,500
Travelers Cos., Inc. (The)
6.25%	03/15/37	[3]	250,000	201,781

				103,308,641

Materials — 0.37%
Barrick Gold Corp. (Canada)
6.95%	04/01/19	[4]	4,780,000	5,363,279
Barrick Gold Finance Co. LLC (MTN) (Canada)
6.13%	09/15/13	[4]	14,850,000	15,949,108
Freeport-McMoRan Copper & Gold, Inc.
5.00%	04/01/15	[3]	350,000	328,055

				21,640,442

Real Estate Investment Trust (REIT) — 1.83%
BRE Properties, Inc.
5.50%	03/15/17		100,000	84,550
CPG Partners LP
8.25%	02/01/11		405,000	414,007
Developers Diversified Realty Corp.
4.63%	08/01/10		620,000	560,709
Duke Realty LP
6.25%	05/15/13		75,000	67,509
ERP Operating LP
5.75%	06/15/17		100,000	93,433
First Industrial LP (MTN)
7.50%	12/01/17		140,000	81,416
HCP, Inc.
5.65%	12/15/13		3,170,000	2,833,263
6.45%	06/25/12		11,800,000	11,440,383
7.07%	06/08/15		75,000	68,542
HCP, Inc. (MTN)
4.88%	09/15/10		8,055,000	7,902,092
5.95%	09/15/11		165,000	161,571
Highwoods Properties, Inc.
7.50%	04/15/18		6,795,000	5,888,730
Prime Property Fund, Inc.
5.60%	06/15/11	[5]	125,000	109,712
Shurgard Storage Centers LLC
5.88%	03/15/13		624,000	563,854
7.75%	02/22/11		7,200,000	7,097,544
Simon Property Group LP
4.88%	08/15/10		24,080,000	24,273,459
5.30%	05/30/13		5,123,000	4,958,065
6.13%	05/30/18		1,290,000	1,201,915
7.00%	07/15/09		1,750,000	1,750,126
UDR, Inc.
6.05%	06/01/13		3,360,000	3,265,379
UDR, Inc. (MTN)
5.00%	01/15/12		2,845,000	2,690,858
UDR, Inc. E (MTN)
3.90%	03/15/10		35,000	34,550
Washington Real Estate Investment Trust
5.95%	06/15/11		250,000	235,987
WEA Finance LLC
7.13%	04/15/18	[5]	33,350,000	31,002,160

				106,779,814

Secured Assets — 0.11%
Ingress I Ltd. B-A (Cayman Islands)
7.38%	03/30/40	4,5,†	9,745,000	6,529,028

Services — 0.03%
Mobile Mini, Inc.
6.88%	05/01/15		750,000	628,125
United Rentals North America, Inc.
6.50%	02/15/12		1,000,000	975,000
7.00%	02/15/14		375,000	308,438

				1,911,563

Transportation — 1.71%
American Airlines Pass Through Trust 1999-1
7.02%	10/15/09		10,000	9,925

38 / N-Q Report June 2009

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Transportation (continued)
American Airlines Pass Through Trust 2001-02
6.98%	04/01/11		$46,774	$44,669
American Airlines Pass Through Trust 2003-1 (AMBAC)
3.86%	07/09/10		4,424,914	4,137,558
American Airlines Pass Through Trust 2009-1A
10.38%	07/02/19		17,322,000	17,516,872
Continental Airlines, Inc. 1997-1 A
7.46%	04/01/15		2,142,700	1,885,576
Continental Airlines, Inc. 1997-4 A
6.90%	01/02/18		1,988,734	1,710,311
Continental Airlines, Inc. 1999 A-2
7.06%	09/15/09		2,000,000	1,985,000
Continental Airlines, Inc. 1999-2 A-1
7.26%	03/15/20		6,854,911	6,135,146
Continental Airlines, Inc. 2000-1 A2
7.92%	05/01/10		2,000,000	1,940,000
Continental Airlines, Inc. 2007-1 A
5.98%	04/19/22		4,760,000	3,998,400
Continental Airlines, Inc. 2007-1 B
6.90%	04/19/22		2,500,000	1,700,000
Delta Air Lines, Inc. 2000-1 A1
7.38%	05/18/10		2,201,434	2,146,398
Delta Air Lines, Inc. 2001-1 A2
7.11%	09/18/11		30,303,000	28,030,275
Delta Air Lines, Inc. 2007-1 A
6.82%	08/10/22		1,102,686	904,203
Northwest Airlines, Inc. 2001 1A-2
6.84%	04/01/11		23,530,000	21,882,900
Northwest Airlines, Inc. 2001-1 A1
7.04%	10/01/23		1,162,109	900,634
UAL Pass Through Trust 2000-2 A
7.03%	10/01/10		1,234,032	1,209,352
UAL Pass Through Trust 2000-2 A2
7.19%	04/01/11		3,479,986	3,410,386
UAL Pass Through Trust 2001-1 A1
6.07%	03/01/13		371,168	367,456
UAL Pass Through Trust 2001-1 A3
6.60%	09/01/13		216	214

				99,915,275

Total Corporates (Cost $1,687,363,367)				1,650,114,054

BANK LOANS — 1.10%*
Automotive — 0.13%
General Motors Corp. Strip II
4.50%	07/20/11	[7]	7,350,000	7,269,150
Metaldyne Corp.
0.00%	01/11/14	[6]	251,332	30,474

				7,299,624

Communications — 0.18%
Cebridge 2nd Lien (PIK)

6.31%	05/05/14	[7]	7,878,628	6,878,042
Charter Communications, Inc. Term Loan 3rd Lien
6.75%	02/27/14	[6,7]	1,000,000	800,000
Dex Media West LLC Term Loan B
7.00%	10/24/14	[7]	2,832,037	2,350,590
Univision Communications, Inc. 1st Lien Strip
2.56%	03/15/14	[7]	375,000	281,384

				10,310,016

Consumer Discretionary — 0.01%
Tribune 1st Lien Term Loan B
0.00%	06/04/14	[6,7]	1,500,000	514,376

Electric — 0.06%
TPF Generation Holdings LLC 2nd Lien
4.56%	12/15/14	[7]	1,000,000	826,667
TXU Energy Term Loan B1
3.80%	10/10/14		997,462	713,601
TXU Energy Term Loan B3
3.81%	10/10/14		2,463,734	1,766,190

				3,306,458

Energy — 0.01%
NRG Energy, Inc. Term Loan
2.46%	02/01/13	[7]	916,540	864,567

Finance — 0.07%
Kelson 1st Lien
3.85%	03/16/13	[7]	4,862,989	4,352,375

Health Care — 0.45%
Carestream Health, Inc. Term Loan
5.56%	10/30/13	[7]	1,000,000	676,000
HCA Term Loan A
2.35%	11/18/12	[7]	27,997,028	25,494,794

				26,170,794

Insurance — 0.01%
Asurion Corp. Term Loan
3.34%	07/03/14	[7]	750,000	705,156

Materials — 0.01%
Lyondell Chemical Co. New Money (DIP)
13.00%	12/15/09		442,443	457,210

N-Q Report June 2009 / 39

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Materials (continued)
Lyondell Chemical Co. Roll Up (DIP)
5.82%	12/15/09		$442,007	$369,352

				826,562

Services — 0.03%
Cengage Learning Term Loan B
2.81%	07/09/14	[7]	1,965,000	1,658,242

Transportation — 0.14%
Delta Air Lines, Inc. Term Loan 1st Lien
2.32%	05/01/12	[7]	490,000	425,994
Northwest Air (DIP)
2.32%	05/21/12	[7]	8,309,495	7,905,894

				8,331,888

Total Bank Loans (Cost $65,965,244)				64,340,058

MORTGAGE-BACKED — 61.48%**
Commercial Mortgage-Backed — 11.17%
Banc of America Commercial Mortgage, Inc. 2005-3 A3A
4.62%	07/10/43		350,000	318,539
Bank of America Commercial Mortgage, Inc. 2005-6 A4
5.35%	09/10/47	[3]	25,000,000	21,779,580
Bayview Commercial Asset Trust 2006-3A A1
0.56%	10/25/36	3,5,†	7,800,605	4,388,295
Bear Stearns Commercial Mortgage Securities, Inc. 2001-TOP4 A3
5.61%	11/15/33		25,000,000	25,269,360
Bear Stearns Commercial Mortgage Securities, Inc. 2003-PWR2 A4
5.19%	05/11/39	[3]	38,651,000	35,712,310
Bear Stearns Commercial Mortgage Securities, Inc. 2005-T20 A4A
5.30%	10/12/42	[3]	23,070,000	20,907,649
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW13 A4
5.54%	09/11/41		3,165,000	2,632,829
Citigroup Commercial Mortgage Trust 2006-C4 A3
5.92%	03/15/49	[3]	14,850,000	12,569,607
Citigroup Commercial Mortgage Trust 2007-C6 A4
5.89%	12/10/49	[3]	12,555,000	9,961,279
Citigroup/Deutsche Bank Commercial Mortgage Trust 2007-CD5 A4
5.89%	11/15/44	[3]	1,925,000	1,539,916
Commercial Mortgage Loan Trust 2008-LS1 A4B
6.22%	12/10/49	[3]	55,500,000	39,644,544
Credit Suisse Mortgage Capital Certificates 2006-C1 A3
5.71%	02/15/39	[3]	14,832,000	12,790,448
Credit Suisse Mortgage Capital Certificates 2006-C5 A3
5.31%	12/15/39		50,025,000	35,505,334
CS First Boston Mortgage Securities Corp. 2002-CKS4 A2
5.18%	11/15/36		20,760,000	20,526,606
CW Capital Cobalt Ltd. 2006-C1 A4
5.22%	08/15/48		4,275,000	3,087,635
First Union National Bank-Bank of America Commercial Mortgage Trust 2001-C1 A2
6.14%	03/15/33		11,087,873	11,194,621
GE Capital Commercial Mortgage Corp. 2005-C1 A5
4.77%	06/10/48	[3]	2,390,000	1,963,389
GMAC Commercial Mortgage Securities, Inc. 2002-C2 A3
5.71%	10/15/38		28,350,000	28,556,394
Greenwich Capital Commercial Funding Corp. 2002-C1 A4
4.95%	01/11/35		34,500,000	33,822,116
Greenwich Capital Commercial Funding Corp. 2006-GG7 A4
6.11%	07/10/38	[3]	26,170,000	21,538,250
Greenwich Capital Commercial Funding Corp. 2007-GG9 A4
5.44%	03/10/39		20,000,000	15,994,874
GS Mortgage Securities Corp. II 2006-GG8 A4
5.56%	11/10/39		19,190,000	15,701,523
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-LDP7 A4
6.07%	04/15/45	[3]	31,495,000	26,814,411
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-CB19 A4
5.94%	02/12/49	[3]	17,773,000	13,489,119
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD12 A4
5.88%	02/15/51	[3]	47,440,000	35,660,923
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LDPX A3
5.42%	01/15/49		24,670,000	18,227,410
LB-UBS Commercial Mortgage Trust 2000-C4 A2
7.37%	08/15/26		31,355,875	32,248,304
LB-UBS Commercial Mortgage Trust 2003-C8 A4
5.12%	11/15/32	[3]	320,000	300,054
Merrill Lynch Countrywide Commercial Mortgage Trust 2007-7 A4
5.81%	06/12/50	[3]	29,465,000	21,155,316

40 / N-Q Report June 2009

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-4 A3
5.17%	12/12/49	[3]	$5,130,000	$3,746,129
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-4 ASB
5.13%	12/12/49	[3]	25,000,000	21,082,402
Morgan Stanley Capital I 2005-HQ6 A4A
4.99%	08/13/42		20,016,000	17,146,708
Morgan Stanley Capital I 2006-HQ8 A4
5.56%	03/12/44	[3]	17,430,000	14,164,171
Morgan Stanley Capital I 2006-T21 A4
5.16%	10/12/52	[3]	16,160,000	13,462,961
Morgan Stanley Capital I 2007-IQ16 A4
5.81%	12/12/49		27,112,500	20,734,848
Morgan Stanley Dean Witter Capital I 2000-LIFE A2
7.57%	11/15/36	[3]	3,485,026	3,506,140
Prudential Commercial Mortgage Trust 2003-PWR1 A1
3.67%	02/11/36		7,612,764	7,499,237
Salomon Brothers Mortgage Securities VII, Inc. 2002-KEY2 A3
4.87%	03/18/36		65,000	63,423
Wachovia Bank Commercial Mortgage Trust 2003-C8 A4
4.96%	11/15/35	[3]	30,000,000	26,770,962

				651,477,616

Non-Agency Mortgage-Backed — 9.41%
Adjustable Rate Mortgage Trust 2005-12 2A1
5.65%	03/25/36	[3]	11,497,596	5,519,781
Adjustable Rate Mortgage Trust 2005-8 4A11
5.44%	11/25/35	[3]	19,911,430	12,321,050
American Home Mortgage Assets 2007-4 A2
0.50%	08/25/37	3,†	36,102,000	18,772,532
American Home Mortgage Investment Trust 2006-1 2A3
5.10%	12/25/35	[3]	416,868	228,624
Banc of America Funding Corp. 2003-2 1A1
6.50%	06/25/32		181,547	178,871
Banc of America Funding Corp. 2007-8 2A1
7.00%	10/25/37		29,786,430	18,967,412
Banc of America Mortgage Securities, Inc. 2005-E 2A6
4.72%	06/25/35	[3]	100,000	56,453
Banc of America Mortgage Securities, Inc. 2006-B 4A1
6.21%	11/20/46	[3]	23,901,809	17,007,741
Banco de Credito Y Securitizacion SA 2001-1 AF (Argentina)
8.00%	05/31/10	[2,4,5]	1,016,552	142,317
Bear Stearns Adjustable Rate Mortgage Trust 2003-4 3A1
4.97%	07/25/33	[3]	215,939	195,762
Bear Stearns Adjustable Rate Mortgage Trust 2005-4 2A3
4.45%	08/25/35	[3]	23,003,000	21,738,516
Bear Stearns Alt-A Trust 2005-4 21A1
4.83%	05/25/35	[3]	33,691,804	16,935,593
BHN I Mortgage Fund 1997-2 A1 (Argentina)
1.76%	05/31/17	[2,3,4,5]	13,760	1,926
BHN I Mortgage Fund 1997-2 A2 (Argentina)
7.54%	05/31/17	[2,4,5]	2,500	349
BHN I Mortgage Fund 2000-1 AF (Argentina)
8.00%	03/31/11	[2,4,5]	109,476	14,779
BlackRock Capital Finance LP 1997-R2 AP
1.27%	12/25/35	[2,3,5]	4,066	4,069
Chase Mortgage Finance Corp. 2005-A1 1A1
5.41%	12/25/35	[3]	13,750,198	9,054,467
Chase Mortgage Finance Corp. 2005-A1 2A3
5.24%	12/25/35	[3]	1,355,000	801,898
Chase Mortgage Finance Corp. 2007-A2 2A3
5.18%	07/25/37	[3]	22,167,262	18,021,749
Chevy Chase Mortgage Funding Corp. 2004-1A A1
0.59%	01/25/35	[3,5]	2,009,617	1,398,407
Citigroup Mortgage Loan Trust, Inc. 2004-RR2 A2
4.74%	05/25/34	[3,5]	19,094,440	15,718,364
Countrywide Alternative Loan Trust 2004-J6 2A1
6.50%	11/25/31		66,852	59,215
Countrywide Alternative Loan Trust 2005-27 2A1
2.69%	08/25/35	[3]	10,294,904	4,348,167
Countrywide Alternative Loan Trust 2005-36 2A1A
0.62%	08/25/35	[3]	343,591	147,558
Countrywide Alternative Loan Trust 2005-43 4A1
5.65%	10/25/35	[3]	434,722	220,146
Countrywide Alternative Loan Trust 2005-59 1A1
0.64%	11/20/35	[3]	255,558	115,815
Countrywide Alternative Loan Trust 2006-46 A4
6.00%	02/25/47		13,769,999	11,155,591
Countrywide Alternative Loan Trust 2006-OA14 3A1
2.19%	11/25/46	[3]	988,450	343,983
Countrywide Alternative Loan Trust 2006-OA17 1A1A
0.51%	12/20/46	[3]	44,529,224	18,004,247

N-Q Report June 2009 / 41

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Countrywide Alternative Loan Trust 2006-OA2 X1P (IO)
3.72%	05/20/46	[2,3]	$55,982,455	$839,737
Countrywide Alternative Loan Trust 2007-22 2A16
6.50%	09/25/37		60,056,693	31,622,552
Countrywide Home Loan Mortgage Pass Through Trust 2007-HY3 2A1
5.62%	06/25/47	[3]	46,120,766	28,560,192
Countrywide Home Loan Mortgage Pass-Through Trust 2001-HYB1 1A1
3.67%	06/19/31	[3]	56,476	45,141
Countrywide Home Loan Mortgage Pass-Through Trust 2004-14 4A1
5.07%	08/25/34	[3]	10,907,614	8,769,070
Countrywide Home Loan Mortgage Pass-Through Trust 2005-HYB5 4A1
5.08%	09/20/35	[3]	12,135,561	6,706,234
Credit Suisse Mortgage Capital Certificates 2006-6 2A1
0.91%	07/25/36	[3]	262,994	120,168
CS First Boston Mortgage Securities Corp. 2003-AR20 2A4
4.21%	08/25/33	[3]	86,865	74,809
Deutsche Bank Alternate Loan Trust 2005-3 4A5
5.25%	06/25/35		113,496	91,530
DLJ Mortgage Acceptance Corp. 1996-QA S (IO)
3.17%	01/25/26	2,3,5,†	109,385	68
Equity One ABS, Inc. 1998-1 A2 (STEP)
7.48%	11/25/29		39,949	29,409
First Horizon Alternative Mortgage Securities 2004-AA3 A1
5.29%	09/25/34	[3]	130,616	88,071
First Horizon Asset Securities, Inc. 2004-AR5 2A1
5.12%	10/25/34	[3]	28,295	21,286
First Horizon Asset Securities, Inc. 2005-AR6 2A1B
5.54%	01/25/36	[3]	26,990,000	15,055,996
Harborview Mortgage Loan Trust 2005-1 X (IO)
3.08%	03/19/35	[2,3]	21,340,594	336,781
Harborview Mortgage Loan Trust 2005-10 X (IO)
3.19%	11/19/35	[2,3]	1,539,014	16,833
Harborview Mortgage Loan Trust 2007-7 2A1A
1.31%	11/25/47	[3]	2,591,977	987,321
IndyMac Index Mortgage Loan Trust 2004-AR12 AX2 (IO)
3.56%	12/25/34	[2,3]	7,885,107	51,746
IndyMac Index Mortgage Loan Trust 2004-AR5 2A1B
0.71%	08/25/34	[3]	32,894	14,760
IndyMac Index Mortgage Loan Trust 2004-AR6 6A1
5.50%	10/25/34	[3]	571,118	404,076
IndyMac Index Mortgage Loan Trust 2004-AR7 A2
0.74%	09/25/34	[3]	36,322	19,220
IndyMac Index Mortgage Loan Trust 2004-AR8 2A2A
0.71%	11/25/34	[3]	54,722	21,370
IndyMac Index Mortgage Loan Trust 2005-AR18 2A1A
0.62%	10/25/36	[3]	295,072	122,617
IndyMac Index Mortgage Loan Trust 2006-AR19 1A2
6.11%	08/25/36	[3]	40,573,535	18,572,844
IndyMac Index Mortgage Loan Trusts 2004-AR14 AX2 (IO)
1.69%	01/25/35	[2,3]	304,340	2,996
JPMorgan Alternative Loan Trust 2007-A2 12A2
0.41%	06/25/37	[3]	11,405,947	8,954,859

JPMorgan Mortgage Trust 2003-A2 2A3
4.67%	11/25/33	[3]	705,000	573,168
JPMorgan Mortgage Trust 2004-A5 4A4
4.81%	12/25/34	[3]	1,231,600	1,066,847
JPMorgan Mortgage Trust 2005-A3 11A2
4.50%	06/25/35	[3]	390,000	258,938
JPMorgan Mortgage Trust 2005-A5 3A2
5.38%	08/25/35	[3]	300,000	219,746
JPMorgan Mortgage Trust 2005-A5 TA1
5.43%	08/25/35	[3]	3,122,206	2,664,991
JPMorgan Mortgage Trust 2005-A6 4A1
5.39%	09/25/35	[3]	25,871,369	19,029,453
JPMorgan Mortgage Trust 2006-A2 2A2
5.76%	04/25/36	[3]	1,125,000	565,195
JPMorgan Mortgage Trust 2006-A2 2A4
5.76%	04/25/36	[3]	17,325,000	10,087,947
JPMorgan Mortgage Trust 2006-A3 3A4
5.73%	05/25/36	[3]	23,500,000	13,056,833
JPMorgan Mortgage Trust 2007-S3 1A35
6.00%	08/25/37		42,745,055	30,003,357
Lehman XS Trust 2007-15N 2A1
0.56%	08/25/37	[3]	70,056,113	27,560,460
MASTR Adjustable Rate Mortgages Trust 2003-6 4A2
5.17%	01/25/34	[3]	382,917	344,939

42 / N-Q Report June 2009

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
MASTR Adjustable Rate Mortgages Trust 2004-13 3A7
3.47%	11/21/34	[3]	$290,000	$186,011
MASTR Adjustable Rate Mortgages Trust 2004-13 3A7A
3.47%	11/21/34	[3]	440,000	312,996
MASTR Adjustable Rate Mortgages Trust 2004-5 3A1
4.37%	06/25/34	[3]	3,137	2,433
MASTR Seasoned Securities Trust 2002-8 1A1
5.50%	12/25/17		101,288	101,025
MASTR Seasoned Securities Trust 2004-1 4A1
4.72%	10/25/32	[3]	98,204	85,370
MASTR Seasoned Securities Trust 2004-2 A2
6.50%	08/25/32		5,532,938	5,343,768
Merrill Lynch Alternative Note Asset 2007-AF1 AV1
5.56%	06/25/37	[3]	8,289,800	3,884,462
Morgan Stanley Mortgage Loan Trust 2006-7 5A2
5.96%	06/25/36	3,†	300,000	143,420
Ocwen Residential MBS Corp. 1998-R2 AP
10.09%	11/25/34	[3,5]	30,847	20,073
Residential Accredit Loans, Inc. 2003-QS3 A4
5.50%	02/25/18		69,894	61,383
Residential Asset Mortgage Products, Inc. 2004-SL1 A7
7.00%	11/25/31		405,393	379,592
Residential Asset Mortgage Products, Inc. 2004-SL1 A8
6.50%	11/25/31		174,088	166,374
Residential Asset Mortgage Products, Inc. 2004-SL3 A2
6.50%	12/25/31		231,047	216,223
Residential Asset Securitization Trust 2007-A7 A4
6.00%	07/25/37		22,740,930	15,922,569
Ryland Mortgage Securities Corp. 1994-5 M3
4.19%	10/25/23	3,†	332,961	117,837
Structured Asset Mortgage Investments, Inc. 2005-AR7 1A1
3.76%	12/27/35	3,†	4,240,746	1,823,468
Structured Asset Mortgage Investments, Inc. 2007-AR6 A1
2.94%	08/25/47	[3]	230,496	86,957
Structured Asset Securities Corp. 1997-2 2A4
7.25%	03/28/30		6,917	7,130
Structured Asset Securities Corp. 2001-15A 4A1
6.00%	10/25/31	[3]	12,777	11,401
Thornburg Mortgage Securities Trust 2007-3 3A1
0.53%	06/25/47	[3]	12,943,656	9,763,254
Washington Mutual Alternative Mortgage Pass-Through Certificates 2005-3 2A3
0.86%	05/25/35	[3]	17,865,638	9,947,884
Washington Mutual Alternative Mortgage Pass-Through Certificates 2005-4 CB13
0.81%	06/25/35	[3]	28,081,543	16,802,589
Washington Mutual Alternative Mortgage Pass-Through Certificates 2007-OA3 4A1
2.11%	04/25/47	[3]	29,030,684	10,518,084
Washington Mutual Mortgage Pass-Through Certificates 2002-AR18 A
4.52%	01/25/33	[3]	32,005	26,025
Washington Mutual Mortgage Pass-Through Certificates 2003-AR6 A1
3.05%	06/25/33	[3]	119,808	96,168

Washington Mutual Mortgage Pass-Through Certificates 2004-AR3 A2
3.14%	06/25/34	[3]	146,312	128,408
Washington Mutual Mortgage Pass-Through Certificates 2005-AR12 1A6
4.82%	10/25/35	[3]	310,000	177,112
Washington Mutual Mortgage Pass-Through Certificates 2005-AR16 1A4A
5.09%	12/25/35	[3]	320,000	167,654
Washington Mutual Mortgage Pass-Through Certificates 2006-AR7 3A1B
3.13%	07/25/46	3,†	3,881,835	1,020,462
Washington Mutual Mortgage Pass-Through Certificates 2007-0A4 1A
2.11%	05/25/47	[3]	397,870	151,720
Washington Mutual Mortgage Pass-Through Certificates 2007-0A6 1A
2.15%	07/25/47	[3]	254,233	95,181
Washington Mutual Mortgage Pass-Through Certificates 2007-OA1 A1A
2.14%	02/25/47	[3]	536,798	182,735
Washington Mutual Mortgage Pass-Through Certificates 2007-OA1 XPPP (IO)
1.14%	02/25/47	2,3,†	163,061,016	1,632,648
Washington Mutual Mortgage Pass-Through Certificates 2007-OA2 1A
2.14%	03/25/47	[3]	67,509,211	22,670,943
Washington Mutual Mortgage Pass-Through Certificates 2007-OA3 2A
2.11%	04/25/47	[3]	283,851	116,073
Wells Fargo Mortgage Backed Securities Trust 2004-G A3
4.75%	06/25/34	[3]	1,565,000	1,129,914

N-Q Report June 2009 / 43

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Wells Fargo Mortgage Backed Securities Trust 2004-L A8
4.78%	07/25/34	[3]	$1,420,000	$933,226
Wells Fargo Mortgage Backed Securities Trust 2005-12 1A1
5.50%	11/25/35		104,743	87,414
Wells Fargo Mortgage Backed Securities Trust 2005-17 1A1
5.50%	01/25/36		22,389,021	17,539,980
Wells Fargo Mortgage Backed Securities Trust 2006-2 3A1
5.75%	03/25/36		11,452,099	8,056,828
Wells Fargo Mortgage Backed Securities Trust 2006-4 2A2
5.50%	04/25/36		501,209	382,622

				548,936,358

U.S. Agency Mortgage-Backed — 40.90%
Collateralized Mortgage Obligation Trust 57 D
9.90%	02/01/19		5,916	6,291
Fannie Mae 1989-27 Y
6.90%	06/25/19		1,407	1,488
Fannie Mae 1991-65 Z
6.50%	06/25/21		37,203	39,499
Fannie Mae 1992-123 Z
7.50%	07/25/22		4,992	5,501
Fannie Mae 1992-83 Z
7.00%	06/25/22		14,905	15,256
Fannie Mae 1993-132 D (PO)
0.98%	10/25/22	[8]	275,247	241,730
Fannie Mae 1993-199 SD (IO)
0.88%	10/25/23	[3]	978,555	17,412
Fannie Mae 1993-29 PK
7.00%	03/25/23		179,239	190,917
Fannie Mae 1994-55 H
7.00%	03/25/24		130,000	140,110
Fannie Mae 1997-34 SA
7.65%	10/25/23	[3]	29,274	36,284
Fannie Mae 1999-11 Z
5.50%	03/25/29		750,717	789,235
Fannie Mae 2001-52 YZ
6.50%	10/25/31		333,749	358,231
Fannie Mae 2003-106 WG
4.50%	11/25/23		32,004,000	32,344,465
Fannie Mae 2003-52 SV
17.25%	05/25/31	[3]	2,848,783	3,100,267
Fannie Mae 2003-53 IA (IO)
5.50%	10/25/28		2,439,552	51,868
Fannie Mae 2003-85 IP (IO)
5.50%	12/25/28		293,666	8,376
Fannie Mae 2003-91 IQ (IO)
5.50%	06/25/26		414,034	190
Fannie Mae 2003-W2 2A9
5.90%	07/25/42		102,293	106,246
Fannie Mae 2006-80 PG
6.00%	06/25/35		23,300,000	24,359,595
Fannie Mae 2007-34 SB (IO)
5.80%	04/25/37	[3]	73,893,388	5,951,285
Fannie Mae 2007-64 FA
0.78%	07/25/37	3,†	210,759	201,456
Fannie Mae 2008-22 CI (IO)
1.31%	10/25/11	3,†	247,346,245	4,119,552
Fannie Mae 2008-24 NA
6.75%	06/25/37		39,604,026	42,698,539
Fannie Mae FNCL (TBA)
4.50%	07/25/39		6,600,000	6,587,625
5.00%	07/25/38		115,225,000	117,331,428
5.50%	07/25/39		42,340,000	43,709,445
Fannie Mae G92-36 Z
7.00%	07/25/22		996	1,077
Fannie Mae G93-21 Z
7.20%	05/25/23		18,213	19,911
Fannie Mae Pool 190375
5.50%	11/01/36		26,356,387	27,266,249
Fannie Mae Pool 233672
5.50%	09/01/23	[3]	22,712	22,907
Fannie Mae Pool 254232
6.50%	03/01/22		157,533	169,502
Fannie Mae Pool 254868
5.00%	09/01/33		54,086,499	55,343,587
Fannie Mae Pool 308798
3.36%	04/01/25	[3]	7,535	7,588
Fannie Mae Pool 312155
4.30%	03/01/25	[3]	26,313	26,552
Fannie Mae Pool 313182
7.50%	10/01/26		14,398	15,707
Fannie Mae Pool 383124
6.48%	01/01/11		148,897	153,771
Fannie Mae Pool 384569
6.20%	01/01/12		100,000	107,302
Fannie Mae Pool 384762
6.01%	02/01/12		159,675	170,756
Fannie Mae Pool 545191
7.00%	09/01/31		26,962	29,361
Fannie Mae Pool 545269
5.98%	11/01/11		182,525	193,775
Fannie Mae Pool 545322
5.94%	11/01/11		92,150	97,205

44 / N-Q Report June 2009

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool 545831
6.50%	08/01/17		$101,245	$107,324
Fannie Mae Pool 555207
7.00%	11/01/17		54,961	58,204
Fannie Mae Pool 555284
7.50%	10/01/17		13,204	13,854
Fannie Mae Pool 613142
7.00%	11/01/31		95,693	104,867
Fannie Mae Pool 625666
7.00%	01/01/32		57,574	63,093
Fannie Mae Pool 633698
7.50%	02/01/31		64,338	71,447
Fannie Mae Pool 637093
8.50%	03/01/32		24,217	26,371
Fannie Mae Pool 642322
3.68%	05/01/32	[3]	2,277	2,351
Fannie Mae Pool 646884
3.17%	05/01/32	[3]	15,949	16,140
Fannie Mae Pool 655928
7.00%	08/01/32		692,227	762,493
Fannie Mae Pool 725027
5.00%	11/01/33		63,189,101	64,630,596
Fannie Mae Pool 725232
5.00%	03/01/34		147,321	150,745
Fannie Mae Pool 725257
5.50%	02/01/34		12,424,157	12,893,824
Fannie Mae Pool 725372
7.04%	12/01/10		511,640	520,650
Fannie Mae Pool 725425
5.50%	04/01/34		48,763,267	50,586,179
Fannie Mae Pool 730957
5.00%	08/01/33		19,518,117	19,963,372
Fannie Mae Pool 734922
4.50%	09/01/33		18,067,420	18,129,350
Fannie Mae Pool 735207
7.00%	04/01/34		120,220	130,745
Fannie Mae Pool 735224
5.50%	02/01/35		66,365,798	68,874,606
Fannie Mae Pool 735646
4.50%	07/01/20		20,341,055	21,077,570
Fannie Mae Pool 735651
4.50%	06/01/35		68,345,413	68,462,214
Fannie Mae Pool 735686
6.50%	12/01/22		538,915	570,709
Fannie Mae Pool 735883
6.00%	03/01/33		12,092,821	12,852,464
Fannie Mae Pool 740297
5.50%	10/01/33		43,500	45,145
Fannie Mae Pool 741862
5.50%	09/01/33		43,325	44,963
Fannie Mae Pool 745592
5.00%	01/01/21		92,376	96,744
Fannie Mae Pool 765387
6.00%	08/01/34		438,354	464,152
Fannie Mae Pool 770284
5.00%	04/01/34		8,482,094	8,675,591
Fannie Mae Pool 770332
5.00%	04/01/34		33,821,243	34,592,787
Fannie Mae Pool 789606
6.00%	08/01/34		128,525	135,175
Fannie Mae Pool 817611
5.33%	11/01/35	[3]	8,027,571	8,490,823
Fannie Mae Pool 836952
5.47%	10/01/35	[3]	212,694	222,916
Fannie Mae Pool 841031
5.26%	11/01/35	[3]	536,298	559,806
Fannie Mae Pool 844773
5.12%	12/01/35	[3]	121,343	126,509
Fannie Mae Pool 888412
7.00%	04/01/37		19,438,926	21,027,261
Fannie Mae Pool 888430
5.00%	11/01/33		48,776,822	49,889,538
Fannie Mae Pool 888873
6.50%	08/01/37		11,778,477	12,562,942
Fannie Mae Pool 889125
5.00%	12/01/21		57,878,742	60,535,284
Fannie Mae Pool 889184
5.50%	09/01/36		58,849,514	61,040,282
Fannie Mae Pool 895606
5.75%	06/01/36	[3]	339,678	354,111
Fannie Mae Pool 896464
5.80%	07/01/36	[3]	12,365,205	12,852,787
Fannie Mae Pool 908408
5.56%	04/01/37	[3]	31,762,926	33,351,660
Fannie Mae Pool 918445
5.86%	05/01/37	[3]	1,003,809	1,050,455
Fannie Mae Pool 928920
6.50%	12/01/37		36,175,203	38,583,822
Fannie Mae Pool 933033
6.50%	10/01/37		39,533,175	42,017,898
Freddie Mac 1004 H
7.95%	10/15/20		1,099	1,098
Freddie Mac 1073 G
7.00%	05/15/21		4,338	4,669
Freddie Mac 1107 ZC
6.50%	07/15/21		17,671	18,784

N-Q Report June 2009 / 45

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac 165 K
6.50%	09/15/21		$719	$719
Freddie Mac 1980 Z
7.00%	07/15/27		525,286	567,822
Freddie Mac 1983 Z
6.50%	12/15/23		286,276	304,967
Freddie Mac 2043 CJ
6.50%	04/15/28		86,876	92,332
Freddie Mac 2098 TZ
6.00%	01/15/28		845,059	887,217
Freddie Mac 2209 TC
8.00%	01/15/30		327,482	351,733
Freddie Mac 2389 CD
6.00%	03/15/16		70,189	71,176
Freddie Mac 2481 AW
6.50%	08/15/32		148,979	158,451
Freddie Mac 2624
5.00%	09/15/28		160,000	165,987
Freddie Mac 2627 NI (IO)
5.00%	04/15/29		3,660,123	177,047
Freddie Mac 2642 BW (IO)
5.00%	06/15/23		124,865	13,937
Freddie Mac 2929 PE
5.00%	05/15/33		1,225,000	1,257,578
Freddie Mac 2971 AB
5.00%	05/15/20		3,688	3,726
Freddie Mac Gold A14189
4.00%	10/01/33		164,652	161,356
Freddie Mac Gold A24156
6.50%	10/01/31		2,406,293	2,582,677
Freddie Mac Gold A25162
5.50%	05/01/34		21,922,930	22,740,756
Freddie Mac Gold A39012
5.50%	06/01/35		22,323	23,125
Freddie Mac Gold A54856
5.00%	01/01/34		30,457,346	31,116,462
Freddie Mac Gold A61164
5.00%	04/01/36		160,589	164,246
Freddie Mac Gold A64183
6.00%	08/01/37		151,820	158,655
Freddie Mac Gold A65805
6.00%	09/01/37		3,829,586	4,020,317
Freddie Mac Gold A73260
6.00%	02/01/38		45,145	47,175
Freddie Mac Gold A83009
6.00%	11/01/38		36,725,128	38,439,442
Freddie Mac Gold C01492
5.00%	02/01/33		11,346,614	11,592,161
Freddie Mac Gold C03094
6.00%	11/01/37		295,836	309,155
Freddie Mac Gold C46104
6.50%	09/01/29		117,666	126,512
Freddie Mac Gold C55789
7.50%	10/01/27		45,039	49,149
Freddie Mac Gold C90573
6.50%	08/01/22		514,872	554,300
Freddie Mac Gold E02402
6.00%	10/01/22		203,649	215,653
Freddie Mac Gold G00992
7.00%	11/01/28		7,395	8,070
Freddie Mac Gold G01515
5.00%	02/01/33	[9]	11,299,404	11,543,930
Freddie Mac Gold G01601
4.00%	09/01/33		926,197	907,659
Freddie Mac Gold G01611
4.00%	09/01/33		302,071	296,025
Freddie Mac Gold G01644
5.50%	02/01/34	[9]	43,624,488	45,259,980
Freddie Mac Gold G01673
5.50%	04/01/34		3,105,556	3,237,378
Freddie Mac Gold G02366
6.50%	10/01/36		19,032,490	20,364,466
Freddie Mac Gold G02461
6.50%	11/01/36		18,981,669	20,381,308
Freddie Mac Gold G02579
5.00%	12/01/34		21,705,939	22,200,258
Freddie Mac Gold G02884
6.00%	04/01/37		43,974,926	45,989,011
Freddie Mac Gold G02955
5.50%	03/01/37		29,740,752	30,505,963
Freddie Mac Gold G03357
5.50%	08/01/37		13,072,846	13,599,334
Freddie Mac Gold G03436
6.00%	11/01/37		67,438,158	70,796,888
Freddie Mac Gold G03601
6.00%	07/01/37		46,971,957	49,311,377
Freddie Mac Gold G03676
5.50%	12/01/37		33,335,208	34,693,354
Freddie Mac Gold G03739
6.00%	11/01/37		38,489,399	40,406,348
Freddie Mac Gold G03783
5.50%	01/01/38		14,680,562	15,276,385
Freddie Mac Gold G03985
6.00%	03/01/38		198,745	207,682
Freddie Mac Gold G04053
5.50%	03/01/38		184,542	190,787

46 / N-Q Report June 2009

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Gold G04079
5.50%	03/01/38		$62,806,961	$64,935,896
Freddie Mac Gold G04438
5.50%	05/01/38		60,908,860	62,970,030
Freddie Mac Gold G04484
6.00%	08/01/38		221,897	231,874
Freddie Mac Gold G04516
6.00%	07/01/38		149,980	156,724
Freddie Mac Gold G04703
5.50%	08/01/38		90,538,640	93,675,659
Freddie Mac Gold G04706
5.50%	09/01/38		724,852	749,381
Freddie Mac Gold G04710
6.00%	09/01/38		12,879,583	13,458,692
Freddie Mac Gold G04711
6.00%	09/01/38		231,734	242,154
Freddie Mac Gold G11707
6.00%	03/01/20		6,193,120	6,592,383
Freddie Mac Gold G12393
5.50%	10/01/21		57,285,172	60,364,250
Freddie Mac Gold G12399
6.00%	09/01/21		31,979	33,866
Freddie Mac Gold G12824
6.00%	08/01/22		14,507,040	15,434,698
Freddie Mac Gold G12909
6.00%	11/01/22		38,383,761	40,838,226
Freddie Mac Gold G13032
6.00%	09/01/22		13,432,337	14,255,593
Freddie Mac Gold G13058
4.50%	10/01/20		35,243,322	36,563,478
Freddie Mac Gold H00790
5.50%	05/01/37		564,492	581,510
Freddie Mac Gold H05069
5.50%	05/01/37		41,379,383	42,619,146
Freddie Mac Gold H09082
6.50%	09/01/37		274,868	291,521
Freddie Mac Non Gold Pool 1J0045
5.09%	01/01/36	[3]	332,395	345,954
Freddie Mac Non Gold Pool 781415
3.23%	04/01/34	[3]	4,635,599	4,674,063
Freddie Mac Non Gold Pool 781469
2.74%	04/01/34	[3]	3,940,252	3,940,251
Freddie Mac Non Gold Pool 781817
4.51%	08/01/34	[3]	89,278	90,370
Freddie Mac Non Gold Pool 788498
4.33%	02/01/30	[3]	16,094	16,585
Freddie Mac Non Gold Pool 847288
3.06%	05/01/34	[3]	6,295,411	6,364,826
Ginnie Mae (TBA)
5.50%	07/15/38		22,745,000	23,487,761
Ginnie Mae 2000-22 SG (IO)
10.48%	05/16/30	[3]	1,860,320	251,119
Ginnie Mae 2003-28 LI (IO)
5.50%	02/20/32		2,954,765	213,604
Ginnie Mae 2003-86 ZK
5.00%	10/20/33		20,166,849	20,122,367
Ginnie Mae 2004-17 MZ
5.50%	03/16/34		340,139	351,759
Ginnie Mae 2004-80 IP (IO)
5.50%	07/20/34		63,552	1,246
Ginnie Mae 2005-78 ZA
5.00%	10/16/35		18,731,814	18,262,678
Ginnie Mae GNSF (TBA)
4.50%	07/15/39		218,725,000	218,383,352
Ginnie Mae II Pool 2631
7.00%	08/20/28		10,093	10,975
Ginnie Mae II Pool 80968
4.63%	07/20/34	[3]	72,705	74,324
Ginnie Mae II Pool 81018
4.63%	08/20/34	[3]	57,943	59,233

				2,385,027,495

Total Mortgage-Backed (Cost $3,595,766,313)				3,585,441,469

MUNICIPAL BONDS — 0.23%*
California — 0.18%
State of California School Improvements G.O. Build America Bonds Variable Purpose
7.55%	04/01/39		11,664,000	10,630,570

Pennsylvania — 0.05%
Pennsylvania Economic Development Financing Authority, Electric Light & Power Improvements Revenue Bonds 06/01/2011 @ 103
6.75%	12/01/36		3,135,000	2,919,061

Texas — 0.00%
County of Harris, Flood Control District Contract G.O., Series B, Refunded 10/01/13 @ 100
5.25%	10/01/20		7,000	7,859

Total Municipal Bonds (Cost $12,562,488)				13,557,490

N-Q Report June 2009 / 47

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
U.S. AGENCY SECURITIES — 0.19%
Foreign Sovereign — 0.19%
Indonesia Government AID Bond (Indonesia)
9.30%	07/01/20	[4]	$8,423,750	$10,751,898

Total U.S. Agency Securities (Cost $10,642,146)				10,751,898

U.S. TREASURY SECURITIES — 4.96%
U.S. Treasury Bonds — 3.91%
4.25%	05/15/39		3,172,000	3,140,765
1.75%	01/15/28	[10]	131,379,000	126,486,023
2.38%	01/15/27	[10]	35,085,000	38,446,235
8.00%	11/15/21		103,555,000	60,132,007

				228,205,030

U.S. Treasury Notes — 1.05%
2.00%	01/15/16	[10]	27,945,000	30,508,876
6.13%	11/15/27		69,460,000	30,452,167

				60,961,043

Total U.S. Treasury Securities (Cost $288,539,691)				289,166,073

Total Bonds — 102.65% (Cost $6,202,334,221)				5,986,199,603

Issues	Maturity Date		Shares/ Principal Amount	Value
SHORT TERM INVESTMENTS — 7.92%
Commercial Paper — 1.71%
BNP Paribas Finance, Inc.
0.23%[11]	07/07/09		97,070,000	97,066,279
Rabobank USA Finance Corp.
0.38%[11]	08/13/09		2,575,000	2,574,428

				99,640,707

Money Market Fund — 2.86%
Goldman Sachs Group, Inc. (The)
0.05%			166,567,750	166,567,750

U.S. Agency Discount Notes — 3.19%
Fannie Mae
0.15%[11]	07/13/09		$33,115,000	33,113,344
Freddie Mac
0.13%[11]	07/15/09		152,925,000	152,917,269

				186,030,613

U.S. Treasury Bills — 0.16%
U.S. Treasury Bills
0.16%[11]	08/20/09	[12]	8,180,000	8,178,503
0.18%[11]	08/20/09	[12]	1,275,000	1,274,766

				9,453,269

Total Short Term Investments (Cost $461,691,348)				461,692,339

Total Investments — 110.57% (Cost $6,664,025,569)[1]				6,447,891,942

Liabilities in Excess of Other Assets — (10.57)%				(616,187,245)

NET ASSETS — 100.00%				$5,831,704,697

Contracts		Unrealized Depreciation
FUTURES CONTRACTS: LONG POSITIONS
53	U.S. Treasury Long Bond Expiration September 2009	$(102,583)
3,633	U.S. Treasury Five Year Note Expiration September 2009	(5,988,536)
2,908	U.S. Treasury Ten Year Note Expiration September 2009	(7,878,995)

	Net unrealized depreciation	$(13,970,114)

Issues	Expiration Date	Notional Amount (000’s)	Value
SWAPS: INTEREST RATE
The Fund pays a fixed rate equal to 4.42% semi-annually and the Fund receives from the counterparty a floating rate based on 3-month USD LIBOR quarterly. Counterparty: Barclays Capital, Inc.
	11/15/21	$9,002	$(449,013)
The Fund pays a fixed rate equal to 4.52% semi-annually and the Fund receives from the counterparty a floating rate based on 3-month USD LIBOR quarterly. Counterparty: Barclays Capital, Inc.
	11/15/21	8,884	(575,600)
The Fund pays a fixed rate equal to 4.54% semi-annually and the Fund receives from the counterparty a floating rate based on 3-month USD LIBOR quarterly. Counterparty: Barclays Capital, Inc.
	11/15/21	14,788	(990,218)
The Fund pays a fixed rate equal to 4.70% semi-annually and the Fund receives from the counterparty a floating rate based on 3-month USD LIBOR quarterly. Counterparty: Barclays Capital, Inc.
	11/15/21	24,457	(2,204,314)
The Fund pays a fixed rate equal to 4.10% semi-annually and the Fund receives from the counterparty a floating rate based on 3-month USD LIBOR quarterly. Counterparty: Citigroup, Inc.
	10/24/38	56,660	311,829

			$(3,907,316)

48 / N-Q Report June 2009

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2009 (Unaudited)

Issues	Expiration Date	Notional Amount (000’s)[b]	Value
SWAPS: CREDIT DEFAULT (PURCHASED) — SINGLE ISSUES
The Fund pays a fixed rate equal to 0.53% and the Fund will receive from the counterparty at par including interest accrued in the event of default of Home Depot, Inc., 3.75%, due 09/15/09. Counterparty: Morgan Stanley
	09/20/12	$8,000	$92,683
The Fund pays a fixed rate equal to 0.76% and the Fund will receive from the counterparty at par including interest accrued in the event of default of Macy’s Retail Holdings, Inc., 6.63%, due 04/01/11. Counterparty: Citigroup, Inc.
	09/20/12	8,500	785,202
The Fund pays a fixed rate equal to 1.48% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Macy’s Retail Holdings, Inc., 6.63%, due 04/01/11. Counterparty: Citigroup, Inc.
	12/20/12	4,575	344,478
The Fund pays a fixed rate equal to 3.78% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc., 5.25%, due 01/15/14. Counterparty: CS First Boston
	12/20/12	4,220	(181,415)
The Fund pays a fixed rate equal to 3.88% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc., 5.25%, due 01/15/14. Counterparty: Citigroup, Inc.
	12/20/12	2,415	(111,581)
The Fund pays a fixed rate equal to 3.91% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc., 5.25%, due 01/15/14. Counterparty: Citigroup, Inc.
	12/20/12	3,365	(158,718)
The Fund pays a fixed rate equal to 3.87% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc., 5.25%, due 01/15/14. Counterparty: Deutsche Bank AG
	12/20/12	3,705	(169,992)
The Fund pays a fixed rate equal to 0.46% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Nordstrom, Inc., 6.95%, due 03/15/28. Counterparty: Goldman Sachs Group, Inc. (The)
	12/20/12	6,250	362,459
The Fund pays a fixed rate equal to 0.56% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Nordstrom, Inc., 6.95%, due 03/15/28. Counterparty: Morgan Stanley
	12/20/12	9,300	509,340
The Fund pays a fixed rate equal to 0.58% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Nordstrom, Inc., 6.95%, due 03/15/28. Counterparty: UBS AG
	12/20/12	6,250	338,267
The Fund pays a fixed rate equal to 0.41% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Lowe’s Cos., Inc., 8.25%, due 06/01/10. Counterparty: Citigroup, Inc.
	12/20/12	3,200	32,400
The Fund pays a fixed rate equal to 0.39% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Lowe’s Cos., Inc., 8.25%, due 06/01/10. Counterparty: CS First Boston
	12/20/12	3,100	33,482
The Fund pays a fixed rate equal to 0.45% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Lowe’s Cos., Inc., 8.25%, due 06/01/10. Counterparty: Goldman Sachs Group, Inc. (The)
	12/20/12	9,250	81,157
The Fund pays a fixed rate equal to 0.45% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Lowe’s Cos., Inc., 8.25%, due 06/01/10. Counterparty: Citigroup, Inc.
	12/20/12	6,000	52,642
The Fund pays a fixed rate equal to 1.67% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Limited Brands, Inc., 6.13%, due 12/01/12. Counterparty: Citigroup, Inc.
	12/20/12	1,825	54,502
The Fund pays a fixed rate equal to 1.68% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Limited Brands, Inc., 6.13%, due 12/01/12. Counterparty: UBS AG
	12/20/12	8,975	265,154
The Fund pays a fixed rate equal to 1.75% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Limited Brands, Inc., 6.13%, due 12/01/12. Counterparty: UBS AG
	12/20/12	2,700	73,712
The Fund pays a fixed rate equal to 0.74% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Home Depot, Inc., 3.75%, due 09/15/09. Counterparty: Citigroup, Inc.
	12/20/12	5,900	32,920
The Fund pays a fixed rate equal to 0.72% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Home Depot, Inc., 3.75%, due 09/15/09. Counterparty: Merrill Lynch & Co., Inc.
	12/20/12	6,000	37,509
The Fund pays a fixed rate equal to 1.44% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Macy’s Retail Holdings, Inc., 6.63%, due 04/01/11. Counterparty: Morgan Stanley
	12/20/12	6,200	474,462
The Fund pays a fixed rate equal to 3.56% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Centex Corp., 5.25%, due 06/15/15. Counterparty: Merrill Lynch & Co., Inc.
	12/20/12	6,200	(391,007)
The Fund pays a fixed rate equal to 3.65% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Centex Corp., 5.25%, due 06/15/15. Counterparty: Merrill Lynch & Co., Inc.
	12/20/12	3,810	(251,541)
The Fund pays a fixed rate equal to 2.78% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Toll Brothers Finance Corp., 6.88%, due 11/15/12. Counterparty: Merrill Lynch & Co., Inc.
	12/20/12	1,610	(63,542)
The Fund pays a fixed rate equal to 2.83% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Toll Brothers Finance Corp., 6.88%, due 11/15/12. Counterparty: Merrill Lynch & Co., Inc.
	12/20/12	1,425	(58,579)
The Fund pays a fixed rate equal to 2.83% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Toll Brothers Finance Corp., 6.88%, due 11/15/12. Counterparty: Citigroup, Inc.
	12/20/12	1,175	(48,302)
The Fund pays a fixed rate equal to 1.45% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Macy’s Retail Holdings, Inc., 6.63%, due 04/01/11. Counterparty: Morgan Stanley
	12/20/12	2,725	207,696

N-Q Report June 2009 / 49

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2009 (Unaudited)

Issues	Expiration Date	Notional Amount (000’s)[b]	Value
SWAPS: CREDIT DEFAULT (PURCHASED) — SINGLE ISSUES (continued)
The Fund pays a fixed rate equal to 1.24% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc., 7.88%, due 08/01/11. Counterparty: UBS AG
	12/20/12	$6,750	$261,307
The Fund pays a fixed rate equal to 2.25% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc., 7.13%, due 02/01/16. Counterparty: Morgan Stanley
	03/20/13	2,550	(93,134)
The Fund pays a fixed rate equal to 3.52% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Toll Brothers Finance Corp., 6.88%, due 11/15/12. Counterparty: Deutsche Bank AG
	03/20/13	4,875	(335,372)
The Fund pays a fixed rate equal to 2.25% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc., 7.13%, due 02/01/16. Counterparty: Deutsche Bank AG
	03/20/13	2,500	(91,308)
The Fund pays a fixed rate equal to 4.62% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc., 5.25%, due 01/15/14. Counterparty: Deutsche Bank AG
	03/20/13	7,765	(576,206)
The Fund pays a fixed rate equal to 1.85% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc., 7.13%, due 02/01/16. Counterparty: Goldman Sachs Group, Inc. (The)
	06/20/13	5,220	(121,274)
The Fund pays a fixed rate equal to 4.40% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Centex Corp., 5.25%, due 06/15/15. Counterparty: Deutsche Bank AG
	12/20/13	7,875	(899,280)
The Fund pays a fixed rate equal to 2.55% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc. 5.25%, due 01/15/14. Counterparty: JP Morgan Chase & Co.
	12/20/13	2,475	(16,217)
The Fund pays a fixed rate equal to 1.20% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Lowe’s Cos., Inc., 8.25%, due 06/01/10. Counterparty: Citigroup, Inc.
	03/20/14	4,865	(99,796)
The Fund pays a fixed rate equal to 1.45% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Lowe’s Cos., Inc., 8.25%, due 06/01/10. Counterparty: Citigroup, Inc.
	03/20/14	660	(20,880)
The Fund pays a fixed rate equal to 0.82% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Arrow Electronics, Inc., 6.88%, due 06/01/18. Counterparty: Citigroup, Inc.
	03/20/14	7,400	13,651
The Fund pays a fixed rate equal to 2.73% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc., 6.00%, due 08/15/35. Counterparty: Citigroup, Inc.
	03/20/14	7,335	(465,403)
The Fund pays a fixed rate equal to 2.25% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc., 6.00%, due 08/15/35. Counterparty: Deutsche Bank AG
	03/20/14	5,100	(216,710)
The Fund pays a fixed rate equal to 2.67% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Home Depot, Inc., 5.88%, due 12/16/36. Counterparty: Citigroup, Inc.
	03/20/14	5,490	(420,098)
The Fund pays a fixed rate equal to 3.25% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Home Depot, Inc., 5.88%, due 12/16/36. Counterparty: Citigroup, Inc.
	03/20/14	660	(67,407)
The Fund pays a fixed rate equal to 0.72% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Hewlett Packard Co., 5.40%, due 03/01/17. Counterparty: Citigroup, Inc.
	03/20/14	7,400	(70,552)
The Fund pays a fixed rate equal to 3.15% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Nordstrom, Inc., 6.95%, due 03/15/28. Counterparty: Citigroup, Inc.
	03/20/14	5,430	(217,201)
The Fund pays a fixed rate equal to 2.49% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Toll Brothers Finance Corp., 6.88%, due 11/15/12. Counterparty: CS First Boston
	12/20/14	10,000	(555,781)
The Fund pays a fixed rate equal to 2.49% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Toll Brothers Finance Corp., 6.88%, due 11/15/12. Counterparty: UBS AG
	12/20/14	6,500	(361,258)
The Fund pays a fixed rate equal to 4.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc., 5.25%, due 01/15/14. Counterparty: Deutsche Bank AG
	03/20/15	7,885	(679,015)
The Fund pays a fixed rate equal to 2.40% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc., 7.13%, due 02/01/16. Counterparty: Citigroup, Inc.
	03/20/15	5,050	(299,935)

			$(2,988,481)

Issues	Expiration Date	Premiums Paid/ (Received)	Notional Amount (000’s)[b]	Appreciation/ (Depreciation)	Value[c]
SWAPS: CREDIT DEFAULT (PURCHASED) — TRADED INDICES
The Fund pays a fixed rate equal to 1.09% and the Fund will receive from the counterparty at par including interest accrued in the event of default of any issue in the CMBX-NA-AJ 2, due 03/15/49. Counterparty: JPMorgan Chase & Co.
	03/15/49	$130,517	$1,075	$485,155	$615,672
The Fund pays a fixed rate equal to 0.84% and the Fund will receive from the counterparty at par including interest accrued in the event of default of any issue in the CMBX-NA-AJ 1, due 10/12/52. Counterparty: Bank of America Corp.
	10/12/52	1,274,632	2,130	(288,527)	986,105
The Fund pays a fixed rate equal to 0.84% and the Fund will receive from the counterparty at par including interest accrued in the event of default of any issue in the CMBX-NA-AJ 1, due 10/12/52. Counterparty: Bank of America Corp.
	10/12/52	15,299,619	25,000	(3,725,619)	11,574,000

50 / N-Q Report June 2009

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2009 (Unaudited)

Issues	Expiration Date	Premiums Paid/ (Received)	Notional Amount (000’s)[b]	Appreciation/ (Depreciation)	Value[c]
SWAPS: CREDIT DEFAULT (PURCHASED) — TRADED INDICES (continued)
The Fund pays a fixed rate equal to 0.84% and the Fund will receive from the counterparty at par including interest accrued in the event of default of any issue in the CMBX-NA-AJ 1, due 10/12/52. Counterparty: Bank of America Corp.
	10/12/52	$12,427,200	$20,450	$(2,959,668)	$9,467,532
The Fund pays a fixed rate equal to 0.84% and the Fund will receive from the counterparty at par including interest accrued in the event of default of any issue in the CMBX-NA-AJ 1, due 10/12/52. Counterparty: Barclays Capital, Inc.
	10/12/52	1,347,799	15,430	5,795,674	7,143,473
The Fund pays a fixed rate equal to 0.84% and the Fund will receive from the counterparty at par including interest accrued in the event of default of any issue in the CMBX-NA-AJ 1, due 10/12/52. Counterparty: Barclays Capital, Inc.
	10/12/52	2,099,165	21,425	7,819,753	9,918,918
The Fund pays a fixed rate equal to 0.84% and the Fund will receive from the counterparty at par including interest accrued in the event of default of any issue in the CMBX-NA-AJ 1, due 10/12/52. Counterparty: Barclays Capital, Inc.
	10/12/52	4,968,571	8,525	(1,021,837)	3,946,734
The Fund pays a fixed rate equal to 0.84% and the Fund will receive from the counterparty at par including interest accrued in the event of default of any issue in the CMBX-NA-AJ 1, due 10/12/52. Counterparty: Barclays Capital, Inc.
	10/12/52	812,271	1,325	(198,849)	613,422
The Fund pays a fixed rate equal to 0.84% and the Fund will receive from the counterparty at par including interest accrued in the event of default of any issue in the CMBX-NA-AJ 1, due 10/12/52. Counterparty: Citigroup, Inc.
	10/12/52	2,848,336	4,720	(663,165)	2,185,171
The Fund pays a fixed rate equal to 0.84% and the Fund will receive from the counterparty at par including interest accrued in the event of default of any issue in the CMBX-NA-AJ 1, due 10/12/52. Counterparty: Citigroup, Inc.
	10/12/52	5,416,964	9,070	(1,217,917)	4,199,047
The Fund pays a fixed rate equal to 0.84% and the Fund will receive from the counterparty at par including interest accrued in the event of default of any issue in the CMBX-NA-AJ 1, due 10/12/52. Counterparty: Citigroup, Inc.
	10/12/52	15,086,524	25,000	(3,512,524)	11,574,000
The Fund pays a fixed rate equal to 0.84% and the Fund will receive from the counterparty at par including interest accrued in the event of default of any issue in the CMBX-NA-AJ 1, due 10/12/52. Counterparty: Citigroup, Inc.
	10/12/52	15,086,524	25,000	(3,512,524)	11,574,000
The Fund pays a fixed rate equal to 0.84% and the Fund will receive from the counterparty at par including interest accrued in the event of default of any issue in the CMBX-NA-AJ 1, due 10/12/52. Counterparty: CS First Boston
	10/12/52	490,043	805	(117,360)	372,683
The Fund pays a fixed rate equal to 0.84% and the Fund will receive from the counterparty at par including interest accrued in the event of default of any issue in the CMBX-NA-AJ 1, due 10/12/52. Counterparty: CS First Boston
	10/12/52	8,325,646	13,825	(1,925,224)	6,400,422
The Fund pays a fixed rate equal to 0.84% and the Fund will receive from the counterparty at par including interest accrued in the event of default of any issue in the CMBX-NA-AJ 1, due 10/12/52. Counterparty: JPMorgan Chase & Co.
	10/12/52	99,815	1,310	506,663	606,478

		$85,713,626		$(4,535,969)	$81,177,657

Issues	Expiration Date	Credit Rating[a]	Notional Amount (000’s)[b]	Appreciation	Value[c]
SWAPS: CREDIT DEFAULT (WRITTEN) — SINGLE ISSUES
The Fund receives a fixed rate equal to 6.55% and the Fund will pay to the counterparty at par including interest accrued in the event of default of General Electric Capital Corp., 5.63%, due 09/15/17. Counterparty: CS First Boston
	12/20/10	AAA	$12,270	$471,692	$471,692
The Fund receives a fixed rate equal to 4.00% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the Berkshire Hathaway, Inc., 4.63%, due 10/15/13. Counterparty: Barclays Capital, Inc.
	03/20/11	AAA	12,800	332,174	332,174
The Fund receives a fixed rate equal to 4.00% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the Berkshire Hathaway, Inc., 4.63%, due 10/15/13. Counterparty: Morgan Stanley
	03/20/11	AAA	21,800	565,735	565,735

				$1,369,601	$1,369,601

		Premiums	Notional
	Expiration	Paid/	Amount
Issues	Date	(Received)	(000’s)[b]	Depreciation	Value[c]
SWAPS: CREDIT DEFAULT (WRITTEN) — TRADED INDICES
The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: Barclays Capital, Inc.
	08/25/37	$(231,465)	$1,385	$(795,940)	$(1,027,405)
The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: CS First Boston
	08/25/37	(4,271,655)	25,470	(14,622,204)	(18,893,859)
The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AAA 07-1, due 08/25/37. Counterparty: Barclays Capital, Inc.
	08/25/37	(1,773,342)	4,640	(1,668,649)	(3,441,991)
The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: CS First Boston
	08/25/37	(14,893,174)	27,000	(5,135,651)	(20,028,825)
The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: Goldman Sachs Group, Inc. (The)
	08/25/37	(12,281,846)	24,500	(5,892,459)	(18,174,305)
The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: Morgan Stanley
	08/25/37	(3,094,746)	6,280	(1,563,810)	(4,658,556)
The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: Morgan Stanley
	08/25/37	(11,529,896)	23,000	(5,531,696)	(17,061,592)
The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-PENAAA 07-2, due 01/25/38. Counterparty: Barclays Capital, Inc.
	01/25/38	(14,647,173)	22,200	(1,486,146)	(16,133,319)

N-Q Report June 2009 / 51

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2009 (Unaudited)

Issues	Expiration Date	Premiums Paid/ (Received)	Notional Amount (000’s)[b]	Depreciation	Value[c]
SWAPS: CREDIT DEFAULT (WRITTEN) — TRADED INDICES (continued)
The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-PENAAA 07-2, due 01/25/38. Counterparty: Barclays Capital, Inc.
	01/25/38	$(13,164,098)	$19,850	$(1,261,415)	$(14,425,513)
The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-PENAAA 07-2, due 01/25/38. Counterparty: Barclays Capital, Inc.
	01/25/38	(10,037,694)	15,000	(863,197)	(10,900,891)
The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-PENAAA 07-2, due 01/25/38. Counterparty: Citigroup, Inc.
	01/25/38	(7,419,862)	10,600	(283,434)	(7,703,296)
The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-PENAAA 07-2, due 01/25/38. Counterparty: Citigroup, Inc.
	01/25/38	(25,198,436)	35,000	(236,977)	(25,435,413)
The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AA 06-2, due 05/25/46. Counterparty: Bank of America Corp.
	05/25/46	(12,214,817)	15,300	(1,931,974)	(14,146,791)
The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 06-2, due 05/25/46. Counterparty: CS First Boston
	05/25/46	(15,168,727)	19,000	(2,399,184)	(17,567,911)
The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 06-2, due 05/25/46. Counterparty: CS First Boston
	05/25/46	(11,074,101)	14,000	(1,870,675)	(12,944,776)
The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AA 06-2, due 05/25/46. Counterparty: Royal Bank of Scotland Group Plc
	05/25/46	(9,500,413)	11,900	(1,502,647)	(11,003,060)
The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 06-2, due 05/25/46. Counterparty: Goldman Sachs Group, Inc. (The)
	05/25/46	(8,754,956)	11,000	(1,415,940)	(10,170,896)
The Fund receives a fixed rate equal to 0.11% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 06-2, due 05/25/46. Counterparty: Citigroup, Inc.
	05/25/46	(5,117,554)	13,810	(4,133,599)	(9,251,153)

		$(180,373,955)		$(52,595,597)	$(232,969,552)

[a]	Using Standard & Poor’s rating of the issuer.
[b]

The maximum potential payment the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

[c]

The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Notes:

[1]	Cost for financial reporting purposes is $6,664,025,569 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$240,447,888
Gross unrealized depreciation	(456,581,515)

Net unrealized depreciation	$(216,133,627)

[2]	Illiquid security as determined under procedures approved by the Fund’s Board of Trustees. The aggregate value of illiquid securities is $12,629,044 which is 0.22% of total net assets.
[3]	Floating rate security. The rate disclosed is that in effect at June 30, 2009.
[4]	U.S. dollar denominated security issued by foreign domiciled entity.
[5]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at June 30, 2009 was $ 359,611,249 representing 6.17% of total net assets.

[6]	Security is currently in default with regards to scheduled interest or principal payments.
[7]	Non-Rule 144A securities determined to be restricted private placements under procedures approved by the Fund’s Board of Trustees. Information related to these securities is as follows:

Date of Purchase	Security	Amortized Cost	Value	% of Total Net Assets
07/03/07	Asurion Corp. Term Loan, 3.34%, 07/03/14	$744,609	$705,156	0.01%
06/01/07	Carestream Health, Inc. Term Loan, 5.56%, 10/30/13	1,009,328	676,000	0.01%
11/01/06	Cebridge 2nd Lien (PIK), 6.31%, 05/05/14	7,242,512	6,878,042	0.12%
06/27/07	Cengage Learning Term Loan B, 2.81%, 07/09/14	1,950,845	1,658,242	0.03%
06/04/07	Charter Communications, Inc. Term Loan 3rd Lien, 6.75%, 02/27/14	1,004,478	800,000	0.01%
09/11/07	Delta Air Lines, Inc. Term Loan 1st Lien, 2.32%, 05/01/12	476,384	425,994	0.01%
12/30/08	Dex Media West LLC Term Loan B, 7.00%, 10/24/14	1,469,965	2,350,590	0.04%
06/13/06	General Motors Corp. Strip II, 4.50%, 07/20/11	6,910,708	7,269,150	0.12%
10/09/07	HCA Term Loan A, 2.35%, 11/18/12	26,645,176	25,494,794	0.44%
03/07/07	Kelson 1st Lien, 3.85%, 03/16/13	4,059,288	4,352,375	0.07%
08/21/06	Northwest Air (DIP), 2.32%, 05/21/12	7,623,207	7,905,894	0.14%
10/20/08	NRG Energy, Inc. Term Loan, 2.46%, 02/01/13	815,697	864,567	0.02%
11/06/07	TPF Generation Holdings LLC 2nd Lien, 4.56%, 12/15/14	967,246	826,667	0.01%
11/25/08	Tribune 1st Lien Term Loan B, 0.00%, 06/04/14	450,000	514,376	0.01%
11/30/07	Univision Communications, Inc. 1st Lien Strip, 2.56%, 03/15/14	353,863	281,384	0.01%

		$61,723,306	$61,003,231	1.05%

52 / N-Q Report June 2009

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2009 (Unaudited)

[8]	Zero coupon bond. The rate shown is the effective yield as of June 30, 2009.
[9]	Securities, or a portion there of, pledged as collateral for swaps.
[10]	Inflation protected security. Principal amount reflects original security face amount.
[11]	Represents annualized yield at date of purchase.
†

Fair valued security. The aggregate value of fair valued securities is $155,443,085 which is 2.67% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees. This figure does not necessarily indicate the treatment of those securities under FAS 157, as discussed in the Notes to Financial Statements.

[12]	Securities, or a portion there of, pledged as collateral for futures.
*	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date less than the stated maturity date.

(AMBAC): American Municipal Bond Assurance Corp.

(DIP): Defaulted interest payment

(G.O.): General Obligation

(IO): Interest only

(LIBOR): London InterBank Offer Rate

(MTN): Medium Term Note

(PIK): Paid in kind

(PO): Principal only

(STEP): Step coupon bond

(TBA): To be announced

N-Q Report June 2009 / 53

High Yield Bond Fund

Schedule of Portfolio Investments

June 30, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS — 90.39%
ASSET-BACKED SECURITIES — 0.42%**
Countrywide Asset-Backed Certificates 2007-13 2A1
1.21%	10/25/47	[2]	$672,537	$416,954
Home Equity Asset Trust 2007-1 2A1
0.37%	05/25/37	[2]	275,894	243,863
Morgan Stanley Home Equity Loans 2007-2 A1
0.41%	04/25/37	[2]	632,028	474,483
Securitized Asset Backed Receivables LLC 2007-BR2 A2
0.54%	02/25/37	[2]	474,704	188,492

Total Asset-Backed Securities (Cost $1,545,086)				1,323,792

CORPORATES — 71.94%*
Automotive — 0.37%
Tenneco, Inc.
8.13%	11/15/15		875,000	700,000
Tenneco, Inc. B
10.25%	07/15/13		500,000	476,250

				1,176,250

Banking — 2.52%
Bank of America Corp.
5.42%	03/15/17		2,000,000	1,663,372
Chase Capital II B
1.53%	02/01/27	[2]	5,500,000	3,091,737
Chase Capital VI
1.65%	08/01/28	[2]	1,000,000	571,709
Fleet Capital Trust V
1.61%	12/18/28	[2]	1,750,000	931,137
HBOS Capital Funding LP (United Kingdom)
6.07%	06/24/49	[2,3,4]	300,000	109,440
JPMorgan Chase Capital XIII M
1.55%	09/30/34	[2]	1,100,000	622,802
Lloyds Banking Group PLC (United Kingdom)
5.92%	09/29/49	[2,3,4]	640,000	227,200
NB Capital Trust IV
8.25%	04/15/27		815,000	685,800

				7,903,197

Communications — 9.94%
Charter Communications Operating LLC/Charter Communications Operating Capital
8.00%	04/30/12	[4,5]	500,000	483,750
CSC Holdings, Inc. B
7.63%	04/01/11		3,050,000	3,034,750
Frontier Communications Co.
9.00%	08/15/31		2,175,000	1,843,313
GCI, Inc.
7.25%	02/15/14		500,000	458,750
Hawaiian Telcom Communications, Inc. B
8.49%	05/01/13	[5]	1,475,000	22,125
Intelsat Bermuda Ltd. (PIK) (Bermuda)
11.50%	02/04/17	[3,4]	2,859,375	2,244,609
Intelsat Corp.
9.25%	08/15/14	[4]	1,120,000	1,089,200
Level 3 Financing, Inc.
8.75%	02/15/17		1,900,000	1,453,500
LIN Television Corp.
6.50%	05/15/13		1,000,000	725,000
Mediacom LLC/Mediacom Capital Corp.
9.50%	01/15/13		2,050,000	1,962,875
Nextel Communications, Inc. E
6.88%	10/31/13		2,250,000	1,873,125
Qwest Communications International, Inc.
3.50%	11/15/25		2,125,000	2,091,085
7.25%	02/15/11		1,750,000	1,706,250
Qwest Corp.
7.88%	09/01/11		3,000,000	3,015,000
Sprint Nextel Corp.
1.00%	06/28/10	[2]	2,900,000	2,735,054
6.00%	12/01/16		1,750,000	1,439,375
Telesat Canada/Telsat LLC
12.50%	11/01/17	[4]	2,000,000	1,980,000
Time Warner Cable, Inc.
8.25%	04/01/19		715,000	812,643
UPC Holding BV (Netherlands)
9.88%	04/15/18	[4]	500,000	478,125
Visant Corp.
7.63%	10/01/12		325,000	325,812
Visant Holding Corp.
8.75%	12/01/13		875,000	864,063
Visant Holding Corp. (STEP)
10.25%	12/01/13		560,000	558,600

				31,197,004

Consumer Discretionary — 2.75%
Altria Group, Inc.
10.20%	02/06/39		1,500,000	1,777,015
Inverness Medical Innovations, Inc.
9.00%	05/15/16		1,500,000	1,455,000
JBS USA LLC/JBS USA Finance, Inc.
11.63%	05/01/14	[4]	3,500,000	3,325,000
Sealy Mattress Co.
10.88%	04/15/16	[4]	100,000	105,250

54 / N-Q Report June 2009

High Yield Bond Fund

Schedule of Portfolio Investments

June 30, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Consumer Discretionary (continued)
Smithfield Foods, Inc.
10.00%	07/15/14	[4]	$2,000,000	$1,980,000

				8,642,265

Consumer Products — 0.20%
Steinway Musical Instruments
7.00%	03/01/14	[4]	785,000	616,225

Electric — 10.13%
Calpine Construction Finance Co., LP
8.00%	06/01/16	[4]	5,000,000	4,812,500
Edison Mission Energy
7.00%	05/15/17		2,850,000	2,201,625
Energy Future Holdings Corp.
10.88%	11/01/17		2,250,000	1,653,750
Energy Future Holdings Corp. (PIK)
11.25%	11/01/17		1,710,000	1,051,650
FPL Energy National Wind Portfolio, LLC
6.13%	03/25/19	[4]	4,466,188	4,350,205
Ipalco Enterprises, Inc.
7.25%	04/01/16	[4]	635,000	609,600
8.63%	11/14/11		420,000	424,200
KCP&L Greater Missouri Operations Co.
7.95%	02/01/11		400,000	414,057
11.88%	07/01/12		1,700,000	1,879,697
Midwest Generation LLC
8.30%	07/02/09		487,588	485,150
Mirant Americas Generation LLC
8.30%	05/01/11		1,250,000	1,246,875
8.50%	10/01/21		3,250,000	2,583,750
9.13%	05/01/31		1,000,000	725,000
Nisource Finance Corp.
5.25%	09/15/17		2,700,000	2,318,952
PNM Resources, Inc.
9.25%	05/15/15		4,525,000	4,213,906
Texas Competitive Electric Holdings Co. LLC A
10.25%	11/01/15		4,500,000	2,823,750

				31,794,667

Energy — 22.77%
AES Corp. (The)
8.75%	05/15/13	[4]	4,500,000	4,590,000
Allis-Chalmers Energy, Inc.
8.50%	03/01/17		1,000,000	685,000
9.00%	01/15/14		3,795,000	2,713,425
Alpha Natural Resources, Inc.
2.38%	04/15/15		2,000,000	1,605,000
Atlas Energy Resources, LLC
10.75%	02/01/18	[4]	2,500,000	2,368,750
Chaparral Energy, Inc.
8.88%	02/01/17		3,510,000	2,123,550
Chesapeake Energy Corp.
2.25%	12/15/38		3,000,000	1,856,250
2.50%	05/15/37		2,750,000	1,959,375
6.88%	01/15/16		1,000,000	875,000
7.00%	08/15/14		1,205,000	1,120,650
Comstock Resources, Inc.
6.88%	03/01/12		1,075,000	1,037,375
Corral Petroleum Holdings AB (PIK) (Sweden)
2.59%	04/15/10	[3,4]	1,073,625	628,070
Delta Petroleum Corp.
7.00%	04/01/15		1,000,000	535,000
Dynegy Holdings, Inc.
6.88%	04/01/11		1,275,000	1,233,563
7.75%	06/01/19		2,000,000	1,567,500
Forest Oil Corp.
8.50%	02/15/14	[4]	1,000,000	987,500
Hilcorp Energy I LP/Hilcorp Finance Co.
7.75%	11/01/15	[4]	1,125,000	956,250
James River Coal Co.
9.38%	06/01/12		3,750,000	3,337,500
Massey Energy Co.
3.25%	08/01/15		7,375,000	4,904,375
Newfield Exploration Co.
7.13%	05/15/18		500,000	456,875
NRG Energy, Inc.
8.50%	06/15/19		2,000,000	1,937,500
OPTI Canada, Inc. (Canada)
7.88%	12/15/14	[3]	4,550,000	2,968,875
Parker Drilling Co.
9.63%	10/01/13		1,025,000	953,250
Penn Virginia Corp.
10.38%	06/15/16		750,000	766,875
Petrohawk Energy Corp.
10.50%	08/01/14	[4]	2,000,000	2,055,000
Quicksilver Resources, Inc.
7.13%	04/01/16		1,000,000	785,000
8.25%	08/01/15		3,575,000	3,199,625
11.75%	01/01/16		500,000	520,000
Sabine Pass LNG LP
7.25%	11/30/13		5,700,000	4,859,250
Sandridge Energy, Inc.
9.88%	05/15/16	[4]	1,000,000	970,000
Southern Union Co.
7.20%	11/01/66	[2]	6,042,000	4,138,770
Tesoro Corp.
6.50%	06/01/17		4,075,000	3,504,500
9.75%	06/01/19		500,000	496,250

N-Q Report June 2009 / 55

High Yield Bond Fund

Schedule of Portfolio Investments

June 30, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Energy (continued)
Valero Energy Corp.
6.63%	06/15/37		$3,000,000	$2,566,743
Western Refining, Inc.
11.25%	06/15/17	[4]	5,000,000	4,462,500
Williams Cos., Inc.
8.75%	01/15/20	[4]	1,000,000	1,044,298
Williams Cos., Inc. A
7.50%	01/15/31		750,000	661,639

				71,431,083

Finance — 5.99%
Barnett Capital III
1.65%	02/01/27	[2]	800,000	425,992
Ford Motor Credit Co. LLC
2.70%	01/15/10	[2]	1,534,000	1,463,052
3.89%	01/13/12	[2]	900,000	675,563
5.88%	06/15/11	[2]	2,500,000	2,171,875
General Electric Capital Corp. (MTN)
1.16%	05/11/16	[2]	600,000	478,636
5.88%	01/14/38		2,000,000	1,587,552
General Electric Capital Corp. E (MTN)
0.92%	03/20/14	2,†	800,000	659,990
GMAC LLC
2.87%	12/01/14	[2,4]	1,283,000	899,704
7.25%	03/02/11	[4]	2,949,000	2,727,825
7.75%	01/19/10	[4]	2,000,000	1,970,000
Goldman Sachs Group, Inc. (The)
1.19%	02/06/12	[2]	350,000	334,427
1.64%	01/12/15	[2]	300,000	263,247
7.50%	02/15/19		1,000,000	1,074,285
Lehman Brothers Holdings, Inc. (MTN)
0.00%	11/07/16	[5]	383,000	56,014
Lehman Brothers Holdings, Inc. H (MTN)
0.00%	11/30/10	[5]	294,000	42,998
MBNA Capital B
1.83%	02/01/27	[2]	4,000,000	2,109,592
Morgan Stanley (MTN)
1.56%	10/18/16	[2]	675,000	559,828
ZFS Finance USA Trust I
6.15%	12/15/65	[2,4]	1,650,000	1,287,000

				18,787,580

Food — 1.71%
Dole Food Co., Inc.
7.25%	06/15/10		1,250,000	1,228,125
13.88%	03/15/14	[4]	2,000,000	2,210,000
Tyson Foods, Inc.
7.85%	04/01/16		2,000,000	1,938,516

				5,376,641

Gaming — 1.00%
Herbst Gaming, Inc.
8.13%	06/01/12	[5]	575,000	2,875
MGM Mirage, Inc.
10.38%	05/15/14	[4]	1,000,000	1,045,000
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
6.63%	12/01/14		2,350,000	2,079,750

				3,127,625

Health Care — 3.27%
Community Health Systems, Inc.
8.88%	07/15/15		1,725,000	1,690,500
HCA, Inc.
7.50%	12/15/23		2,905,000	1,917,300
8.50%	04/15/19	[4]	1,000,000	980,000
HCA, Inc. (PIK)
9.63%	11/15/16		2,892,000	2,870,310
Tenet Healthcare Corp.
6.88%	11/15/31		3,500,000	2,065,000
7.38%	02/01/13		825,000	746,625

				10,269,735

Homebuilding — 0.31%
K. Hovnanian Enterprises, Inc.
11.50%	05/01/13		1,100,000	957,000

Industrials — 1.91%
General Cable Corp.
0.88%	11/15/13		2,175,000	1,984,688
RailAmerica, Inc.
9.25%	07/01/17	[4]	3,000,000	2,910,000
Solo Cup Co.
10.50%	11/01/13	[4]	1,100,000	1,102,750

				5,997,438

Insurance — 0.62%
Farmers Exchange Capital
7.05%	07/15/28	[4]	1,500,000	1,040,656
MetLife Capital Trust X
9.25%	04/08/38	[2,4]	1,000,000	892,047

				1,932,703

Materials — 2.14%
Cellu Tissue Holdings, Inc.
9.75%	03/15/10		1,000,000	997,500
11.50%	06/01/14	[4]	2,000,000	1,955,000
Freeport-McMoRan Copper & Gold, Inc.
5.00%	04/01/15	[2]	525,000	492,082
Georgia-Pacific, LLC
9.50%	12/01/11		1,750,000	1,811,250

56 / N-Q Report June 2009

High Yield Bond Fund

Schedule of Portfolio Investments

June 30, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Materials (continued)
Noranda Aluminium Holding Corp. (PIK)
8.35%	11/15/14		$705,695	$265,518
Verso Paper Holdings LLC B
4.78%	08/01/14	[2]	1,737,000	825,075
Verso Paper Holdings LLC/Verso Paper, Inc. B
9.13%	08/01/14		750,000	352,500

				6,698,925

Services — 1.95%
Cengage Learning Acquisitions, Inc.
10.50%	01/15/15	[4]	1,975,000	1,609,625
Mobile Mini, Inc.
6.88%	05/01/15		1,500,000	1,256,250
United Rentals North America, Inc.
1.88%	10/15/23		500,000	461,250
7.00%	02/15/14		2,800,000	2,303,000
10.88%	06/15/16	[4]	500,000	482,500

				6,112,625

Technology — 0.13%
NXP BV/NXP Funding, LLC (Netherlands)
7.88%	10/15/14	[3]	875,000	393,750

Transportation — 4.23%
American Airlines Pass Through Trust 2009-1A
10.38%	07/02/19		1,000,000	1,011,250
American Airlines, Inc. 2001-2 A2
7.86%	04/01/13		1,400,000	1,288,000
Continental Airlines, Inc. 1997-1 A
7.46%	04/01/15		399,137	351,241
Continental Airlines, Inc. 2007-1 A
5.98%	04/19/22		500,000	420,000
Continental Airlines, Inc. 2007-1 B
6.90%	04/19/22		6,400,000	4,352,000
Delta Air Lines, Inc. 2000-1 A2
7.57%	05/18/12	[5,6]	750,000	716,250
Delta Air Lines, Inc. 2001-1 A2
7.11%	09/18/11		2,500,000	2,312,500
Northwest Airlines, Inc. 2001 1A-2
6.84%	04/01/11		250,000	232,500
Northwest Airlines, Inc. 2001-1 A1
7.04%	10/01/23		846,196	655,802
UAL Pass Through Trust 2000-2 A2
7.19%	04/01/11		590,859	579,042
UAL Pass Through Trust 2000-2 B
7.81%	10/01/09		1,067,300	1,291,433
UAL Pass Through Trust 2001-1 A2
6.20%	09/01/08	[7]	48,679	48,192

				13,258,210

Total Corporates (Cost $208,558,601)				225,672,923

BANK LOANS — 15.33%*
Automotive — 0.78%
Ford Motor Co. Term Loan B 1st Lien
3.50%	12/16/13		2,500,000	1,818,125
General Motors Corp. Strip II
4.50%	07/20/11	[8]	500,000	494,500
Metaldyne Corp.
0.00%	01/11/14	[5]	1,005,328	121,896

				2,434,521

Communications — 4.00%
Cebridge 2nd Lien (PIK)
6.31%	05/05/14	[8]	1,829,521	1,597,172
Charter Communications, Inc. Term Loan 3rd Lien
6.75%	02/27/14	[5,8]	2,000,000	1,600,000
Dex Media West LLC Term Loan B
7.00%	10/24/14	[8]	4,532,871	3,762,283
Dex Media West Term Loan A
6.75%	10/24/13	[8]	2,000,000	1,686,250
Idearc, Inc.
0.00%	11/17/14	[5,8]	2,178,686	940,726
Mediacom LLC Term Loan A
1.55%	09/30/12	[8]	1,866,667	1,843,333
Univision Communications, Inc. 1st Lien Strip
2.56%	03/15/14	[8]	1,500,000	1,125,535

				12,555,299

Consumer Discretionary — 0.33%
Tribune 1st Lien Term Loan B
0.00%	06/04/14	[5,8]	2,979,962	1,021,880

Electric — 1.70%
Boston Generating LLC 1st Lien
2.56%	12/19/13	[8]	3,975,389	2,897,064
TPF Generation Holdings LLC 2nd Lien
4.56%	12/15/14	[8]	1,250,000	1,033,334
TXU Energy Term Loan B1
3.80%	10/10/14		1,977,819	1,414,966

				5,345,364

N-Q Report June 2009 / 57

High Yield Bond Fund

Schedule of Portfolio Investments

June 30, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Energy — 1.23%
MACH Gen LLC Term Loan C
8.18%	02/20/15	[8]	$4,375,437	$2,978,942
NRG Energy, Inc. Term Loan
2.46%	02/01/13	[8]	916,540	864,567

				3,843,509

Finance — 2.55%
First Data Corp. Term Loan B1
3.06%	09/27/14	[8]	2,984,810	2,244,410
Kelson 1st Lien
3.85%	03/16/13	[8]	3,662,844	3,278,246
Kelson 2nd Lien (PIK)
7.10%	03/01/14	[8]	3,744,667	2,471,480

				7,994,136

Health Care — 0.83%
Carestream Health, Inc. Term Loan
5.56%	10/30/13	[8]	1,500,000	1,014,000
HCA Term Loan A
2.35%	11/18/12	[8]	1,750,000	1,593,594

				2,607,594

Insurance — 0.60%
Asurion Corp. Term Loan
3.34%	07/03/14	[8]	2,000,000	1,880,416

Materials — 0.73%
Lyondell Chemical Co. New Money (DIP)
13.00%	12/15/09		1,671,042	1,726,814
Lyondell Chemical Co. Roll Up (DIP)
5.82%	12/15/09		670,381	560,187

				2,287,001

Services — 0.49%
Rental Services Term Loan 2nd Lien
8.86%	11/30/13	[8]	2,000,000	1,540,000

Transportation — 2.09%
Delta Air Lines, Inc. Term Loan 1st Lien
2.32%	05/01/12	[8]	1,232,424	1,071,439
Northwest Air (DIP)
2.32%	05/21/12	[8]	2,668,588	2,538,972
United Air Lines, Inc.
2.33%	02/01/14	[8]	5,000,000	2,960,415

				6,570,826

Total Bank Loans (Cost $48,445,621)				48,080,546

MORTGAGE-BACKED — 0.35%**
Non-Agency Mortgage-Backed — 0.33%
BHN I Mortgage Fund 2000-1 AF (Argentina)
8.00%	03/31/11	[3,4,9]	$52,731	$7,119
Harborview Mortgage Loan Trust 2005-1 X (IO)
3.08%	03/19/35	[2,9]	884,857	13,964
Harborview Mortgage Loan Trust 2006-4 X1 (IO)
3.64%	05/19/47	2,9,†	4,625,278	104,109
IndyMac Index Mortgage Loan Trust 2004-AR12 AX2 (IO)
3.56%	12/25/34	[2,9]	327,969	2,152
Washington Mutual Mortgage Pass-Through Certificates 2006-AR5 X (IO)
0.98%	06/25/46	2,9,†	14,619,446	73,134
Washington Mutual Mortgage Pass-Through Certificates 2006-AR9 1XPP (IO)
1.06%	08/25/46	2,9,†	31,366,086	179,492
Washington Mutual Mortgage Pass-Through Certificates 2007-OA1 XPPP (IO)
1.14%	02/25/47	2,9,†	30,105,801	301,434
Washington Mutual Mortgage Pass-Through Certificates 2007-OA2 1XPP (IO)
1.11%	03/25/47	2,9,†	15,033,852	131,734
Washington Mutual Mortgage Pass-Through Certificates 2007-OA3 CXPP (IO)
1.26%	04/25/47	2,9,†	27,325,887	213,757

				1,026,895

U.S. Agency Mortgage-Backed — 0.02%
Fannie Mae 1993-225 SG
26.07%	12/25/13	[2]	66,979	81,401
Ginnie Mae 2003-28 LI (IO)
5.50%	02/20/32		50,440	3,647

				85,048

Total Mortgage-Backed (Cost $301,586)				1,111,943

MUNICIPAL BONDS — 2.35%*
Pennsylvania — 2.35%
Pennsylvania Economic Development Financing Authority, Electric Light & Power Improvements Revenue Bonds 06/01/2011 @ 103
6.75%	12/01/36		$7,915,000	7,369,815

Total Municipal Bonds (Cost $6,557,422)				7,369,815

Total Bonds — 90.39% (Cost $265,408,316)				283,559,019

58 / N-Q Report June 2009

High Yield Bond Fund

Schedule of Portfolio Investments

June 30, 2009 (Unaudited)

Issues	Shares	Value
PREFERRED STOCK — 0.01%
U.S. Agency Securities — 0.01%
Fannie Mae S
8.25%[2]	5,000	$6,700
Freddie Mac Z
8.38%[2]	9,000	10,980

		17,680

Total Preferred Stock (Cost $234,750)		17,680

Issues	Contracts	Value
CALL OPTIONS PURCHASED — 0.00%
Finance — 0.00%
Financial Select Sector SPDR Fund, Call Strike $20, expires 01/16/10
	65	3,250

Total Call Options Purchased (Cost $84,500)		3,250

Issues	Maturity Date		Shares/ Principal Amount	Value
SHORT TERM INVESTMENTS — 12.43%
Commercial Paper — 1.47%
Rabobank USA Finance Corp.
0.24%[10]	07/10/09		3,870,000	3,869,768
0.35%[10]	08/11/09		750,000	749,850

				4,619,618

Money Market Fund — 5.83%
Dreyfus Cash Advantage Fund
1.51%			581,000	581,000
Goldman Sachs Group, Inc. (The)
0.05%			17,716,000	17,716,000

				18,297,000

U.S. Agency Discount Notes — 4.97%
Fannie Mae
0.16%[10]	07/21/09		$3,860,000	3,859,657
Freddie Mac
0.13%[10]	07/15/09		5,495,000	5,494,722
0.14%[10]	07/07/09		1,100,000	1,099,971
0.20%[10]	07/06/09		5,130,000	5,129,890

				15,584,240

U.S. Treasury Bills — 0.16%
U.S. Treasury Bills
0.16%[10]	08/20/09	[11]	510,000	509,907

Total Short Term Investments (Cost $39,010,565)				39,010,765

Total Investments — 102.83% (Cost $304,738,131)[1]				$322,590,714

Liabilities in Excess of Other Assets — (2.83%)				(8,876,844)

Net Assets — 100.00%				$313,713,870

Contracts		Unrealized Depreciation
FUTURES CONTRACTS: LONG POSITIONS
270	U.S. Treasury Ten Year Note Expiration September 2009	$(221,720)

	Net unrealized depreciation	$(221,720)

Issues	Expiration Date	Notional Amount (000’s)[b]	Value
SWAPS: CREDIT DEFAULT (PURCHASED) — SINGLE ISSUES
The Fund pays a fixed rate equal to 0.58% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Nordstrom, Inc., 6.95%, due 03/15/28. Counterparty: UBS AG
	12/20/12	$150	$8,118
The Fund pays a fixed rate equal to 0.41% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Lowe’s Cos., Inc., 8.25%, due 06/01/10. Counterparty: Citigroup, Inc.
	12/20/12	75	759
The Fund pays a fixed rate equal to 0.39% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Lowe’s Cos., Inc., 8.25%, due 06/01/10. Counterparty: CS First Boston
	12/20/12	75	810
The Fund pays a fixed rate equal to 0.45% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Lowe’s Cos., Inc., 8.25%, due 06/01/10. Counterparty: Goldman Sachs Group, Inc. (The)
	12/20/12	225	1,974
The Fund pays a fixed rate equal to 0.45% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Lowe’s Cos., Inc., 8.25%, due 06/01/10. Counterparty: Citigroup, Inc.
	12/20/12	125	1,097
The Fund pays a fixed rate equal to 1.68% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Limited Brands, Inc., 6.13%, due 12/01/12. Counterparty: UBS AG
	12/20/12	450	13,295
The Fund pays a fixed rate equal to 1.75% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Limited Brands, Inc., 6.13%, due 12/01/12. Counterparty: UBS AG
	12/20/12	100	2,730
The Fund pays a fixed rate equal to 0.46% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Nordstrom, Inc., 6.95%, due 03/15/28. Counterparty: Goldman Sachs Group, Inc. (The)
	12/20/12	150	8,699

N-Q Report June 2009 / 59

High Yield Bond Fund

Schedule of Portfolio Investments

June 30, 2009 (Unaudited)

Issues	Expiration Date	Notional Amount (000’s)[b]	Value
SWAPS: CREDIT DEFAULT (PURCHASED) — SINGLE ISSUES (continued)
The Fund pays a fixed rate equal to 0.56% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Nordstrom, Inc., 6.95%, due 03/15/28. Counterparty: Morgan Stanley
	12/20/12	$225	$12,323
The Fund pays a fixed rate equal to 3.78% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc., 5.25%, due 01/15/14. Counterparty: CS First Boston
	12/20/12	120	(5,159)
The Fund pays a fixed rate equal to 3.88% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc., 5.25%, due 01/15/14. Counterparty: Citigroup, Inc.
	12/20/12	50	(2,310)
The Fund pays a fixed rate equal to 3.91% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc., 5.25%, due 01/15/14. Counterparty: Citigroup, Inc.
	12/20/12	120	(5,660)
The Fund pays a fixed rate equal to 3.87% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc., 5.25%, due 01/15/14. Counterparty: Deutsche Bank AG
	12/20/12	190	(8,718)
The Fund pays a fixed rate equal to 4.62% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc., 5.25%, due 01/15/14. Counterparty: Deutsche Bank AG
	03/20/13	300	(22,261)
The Fund pays a fixed rate equal to 2.25% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc., 7.13%, due 02/01/16. Counterparty: Deutsche Bank AG
	03/20/13	100	(3,652)
The Fund pays a fixed rate equal to 2.25% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc., 7.13%, due 02/01/16. Counterparty: Morgan Stanley
	03/20/13	100	(3,652)
The Fund pays a fixed rate equal to 3.55% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Centex Corp., 5.25%, due 06/15/15. Counterparty: UBS AG
	06/20/13	1,000	(70,552)
The Fund pays a fixed rate equal to 0.72% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Hewlett Packard Co., 5.40%, due 03/01/17. Counterparty: Citigroup, Inc.
	03/20/14	140	(1,335)
The Fund pays a fixed rate equal to 0.82% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Arrow Electronics, Inc., 6.88%, due 06/01/18. Counterparty: Citigroup, Inc.
	03/20/14	140	258
The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc., 5.25%, due 01/15/14. Counterparty: Deutsche Bank AG
	06/20/14	1,000	58,249
The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Nordstrom, Inc., 6.95%, due 03/15/28. Counterparty: Morgan Stanley
	09/20/14	1,000	53,056
The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Limited Brands, Inc., 6.90%, due 07/15/2017. Counterparty: Morgan Stanley
	09/20/14	1,000	74,424
The Fund pays a fixed rate equal to 2.49% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Toll Brothers Finance Corp., 6.88%, due 11/15/12. Counterparty: UBS AG
	12/20/14	1,000	(55,578)
The Fund pays a fixed rate equal to 4.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc., 5.25%, due 01/15/14. Counterparty: Deutsche Bank AG
	03/20/15	300	(25,834)
The Fund pays a fixed rate equal to 2.40% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc., 7.13%, due 02/01/16. Counterparty: Citigroup, Inc.
	03/20/15	200	(11,879)

			$19,202

Issues	Expiration Date	Premiums Paid/ (Received)	Notional Amount (000’s)[b]	Appreciation/ (Depreciation)	Value[c]
SWAPS: CREDIT DEFAULT (WRITTEN) — TRADED INDICES
The Fund receives a fixed rate equal to 5.00% and the Fund will pay to the counterparty at par including interest accrued in the event of default of any issue in the Dow Jones CDX Series NA HY 11, due 12/20/13. Counterparty: CS First Boston
	12/20/13	$(647,433)	$2,250	$320,337	$(327,096)
The Fund receives a fixed rate equal to 5.00% and the Fund will pay to the counterparty at par including interest accrued in the event of default of any issue in the Dow Jones CDX Series NA HY 11, due 12/20/13. Counterparty: JPMorgan Chase & Co.
	12/20/13	(413,124)	2,250	86,028	(327,096)
The Fund receives a fixed rate equal to 5.00% and the Fund will pay to the counterparty at par including interest accrued in the event of default of any issue in the Dow Jones CDX Series NA HY 12, due 06/20/14. Counterparty: Barclays Capital, Inc.
	06/20/14	(743,151)	4,850	(7,851)	(751,002)
The Fund receives a fixed rate equal to 5.00% and the Fund will pay to the counterparty at par including interest accrued in the event of default of any issue in the Dow Jones CDX Series NA HY 12, due 06/20/14. Counterparty: CS First Boston
	06/20/14	(1,819,641)	7,760	618,037	(1,201,604)
The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: CS First Boston
	08/25/37	(103,144)	615	(353,068)	(456,212)
The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: Goldman Sachs Group, Inc. (The)
	08/25/37	(100,260)	200	(48,102)	(148,362)
The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: Morgan Stanley
	08/25/37	(275,715)	550	(132,280)	(407,995)

60 / N-Q Report June 2009

High Yield Bond Fund

Schedule of Portfolio Investments

June 30, 2009 (Unaudited)

Issues	Expiration Date	Premiums Paid/ (Received)	Notional Amount (000’s)[b]	Appreciation/ (Depreciation)	Value[c]
SWAPS: CREDIT DEFAULT (WRITTEN) — TRADED INDICES (continued)
The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AA 06-2, due 05/25/46. Counterparty: Bank of America Corp.
	05/25/46	$(119,753)	$150	$(18,941)	$(138,694)
The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 06-2, due 05/25/46. Counterparty: CS First Boston
	05/25/46	(159,671)	200	(25,254)	(184,925)
The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 06-2, due 05/25/46. Counterparty: CS First Boston
	05/25/46	(118,651)	150	(20,043)	(138,694)
The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AA 06-2, due 05/25/46. Counterparty: Royal Bank of Scotland Group Plc
	05/25/46	(119,753)	150	(18,941)	(138,694)
The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 06-2, due 05/25/46. Counterparty: Goldman Sachs Group, Inc. (The)
	05/25/46	(79,591)	100	(12,872)	(92,463)
The Fund receives a fixed rate equal to 0.11% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 06-2, due 05/25/46. Counterparty: Citigroup, Inc.
	05/25/46	(42,615)	115	(34,422)	(77,037)

		$(4,742,502)		$352,628	$(4,389,874)

[a]	Using Standard & Poor’s rating of the issuer.
[b]

The maximum potential payment the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

[c]

The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Notes:

[1]	Cost for financial reporting purposes is $304,738,131 and net unrealized appreciation/ (depreciation) consists of:

Gross unrealized appreciation	$26,045,581
Gross unrealized depreciation	(8,192,998)

Net unrealized appreciation	$17,852,583

[2]	Floating rate security. The rate disclosed is that in effect at June 30, 2009.
[3]	U.S. dollar denominated security issued by foreign domiciled entity.
[4]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at June 30, 2009 was $61,592,698 representing 19.63% of total net assets.

[5]	Security is currently in default with regards to scheduled interest or principal payments.
[6]	Non-income producing security.
[7]	Expected maturity date.
[8]	Non-Rule 144A securities determined to be restricted private placements under procedures approved by the Fund’s Board of Trustees. Information related to these securities is as follows:

Date of Purchase	Security	Amortized Cost	Value	% of Total Net Assets
07/03/07	Asurion Corp. Term Loan, 3.34%, 07/03/14	$1,768,394	$1,880,416	0.60%
12/19/06	Boston Generating LLC 1st Lien, 2.56%, 12/19/13	3,180,955	2,897,064	0.92%
04/12/07	Carestream Health, Inc. Term Loan, 5.56%, 10/30/13	1,504,648	1,014,000	0.32%
06/30/06	Cebridge 2nd Lien (PIK), 6.31%, 05/05/14	1,746,052	1,597,172	0.51%
01/05/09	Charter Communications, Inc. Term Loan 3rd Lien, 6.75%, 02/27/14	1,205,455	1,600,000	0.51%
09/11/07	Delta Air Lines, Inc. Term Loan 1st Lien, 2.32%, 05/01/12	1,128,486	1,071,439	0.34%
12/30/08	Dex Media West LLC Term Loan B, 7.00%, 10/24/14	2,362,128	3,762,283	1.20%
05/29/09	Dex Media West Term Loan A, 6.75%, 10/24/13	1,670,000	1,686,250	0.54%
01/28/09	First Data Corp. Term Loan B1, 3.06%, 09/27/14	2,026,990	2,244,410	0.71%
09/26/07	General Motors Corp. Strip II, 4.50%, 07/20/11	465,489	494,500	0.16%
06/22/09	HCA Term Loan A, 2.35%, 11/18/12	1,588,125	1,593,594	0.51%
11/06/08	Idearc, Inc., 0.00%, 11/17/14	1,068,916	940,726	0.30%
04/16/08	Kelson 1st Lien, 3.85%, 03/16/13	3,094,540	3,278,246	1.04%
09/16/08	Kelson 2nd Lien (PIK), 7.10%, 03/01/14	2,813,009	2,471,480	0.79%
01/08/09	MACH Gen LLC Term Loan C, 8.18%, 02/20/15	2,984,635	2,978,942	0.95%
01/09/09	Mediacom LLC Term Loan A, 1.55%, 09/30/12	1,552,261	1,843,333	0.59%
09/20/07	Northwest Air (DIP), 2.32%, 05/21/12	2,300,488	2,538,972	0.81%
10/20/08	NRG Energy, Inc. Term Loan, 2.46%, 02/01/13	815,697	864,567	0.28%
06/25/09	Rental Services Term Loan 2nd Lien, 8.86%, 11/30/13	1,530,000	1,540,000	0.49%
12/21/06	TPF Generation Holdings LLC 2nd Lien, 4.56%, 12/15/14	1,225,434	1,033,334	0.33%
05/17/07	Tribune 1st Lien Term Loan B, 0.00%, 06/04/14	2,142,286	1,021,880	0.33%
02/03/09	United Air Lines, Inc., 2.33%, 02/01/14	2,838,376	2,960,415	0.94%
11/30/07	Univision Communications, Inc. 1st Lien Strip, 2.56%, 03/15/14	1,032,742	1,125,535	0.36%

		$42,045,106	$42,438,558	13.53%

[9]	Illiquid security as determined under procedures approved by the Fund’s Board of Trustees. The aggregate value of illiquid securities is $1,026,895 which is 0.33% of total net assets.
[10]	Represents annualized yield at date of purchase.
[11]	Securities, or a portion there of, pledged as collateral for futures.
†

Fair valued security. The aggregate value of fair valued securities is $1,663,650 which is 0.53% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees. This figure does not necessarily indicate the treatment of those securities under FAS 157, as discussed in the Notes to Financial Statements.

N-Q Report June 2009 / 61

High Yield Bond Fund

Schedule of Portfolio Investments

June 30, 2009 (Unaudited)

*	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date less than the stated maturity date.

(DIP): Defaulted interest payment

(IO): Interest only

(MTN): Medium term note

(PIK): Paid in kind

(STEP): Step coupon bond

62 / N-Q Report June 2009

Strategic Income Fund

Schedule of Portfolio Investments

June 30, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS — 92.88%
ASSET-BACKED SECURITIES — 30.43%**
ABFS Mortgage Loan Trust 2002-2 A7 (STEP)
5.22%	07/15/33		$4,985	$4,831
Aerco Ltd. 2A A3 (United Kingdom)
0.78%	07/15/25	[2,3,4]	3,745,338	1,423,228
Asset Backed Funding Certificates 2007-WMC1 A2B
1.31%	06/25/37	3,†	5,000,000	1,412,937
Asset Backed Securities Corp. Home Equity 2007-HE1 A2
0.36%	12/25/36	[3]	78,661	72,240
Aviation Capital Group Trust 2003-2A B1
3.32%	09/20/33	3,4,†	2,545,592	598,182
Bayview Financial Acquisition Trust 2004-B A1
1.31%	05/28/39	[3,4]	4,925,563	2,826,285
Centex Home Equity 2006-A AV4
0.56%	06/25/36	3,†	4,300,000	1,927,203
Citicorp Residential Mortgage Securities 2007-1 A5 (STEP)
6.05%	03/25/37	†	1,750,000	1,137,478
Citigroup Mortgage Loan Trust, Inc. 2007-WFH2 A3
0.49%	03/25/37	[3]	5,000,000	1,728,624
Citigroup Mortgage Loan Trust, Inc. 2007-WFH2 M1
0.71%	03/25/37	[3]	6,500,000	343,172
Conseco Finance 2002-C BF1
8.00%	06/15/32	[3]	3,763,000	2,929,465
Conseco Finance 2002-C BF2
8.00%	06/15/32	3,4,†	1,112,378	697,770
Conseco Finance Securitizations Corp. 2002-1 A
6.68%	12/01/33	[3]	148,236	126,678
Conseco Finance Securitizations Corp. 2002-2 AIO (IO)
8.50%	03/01/33	3,5,†	169,949	12,382
Conseco Financial Corp. 1996-10 M1
7.24%	11/15/28	[3]	2,700,000	1,704,158
Conseco Financial Corp. 1996-8 A6
7.60%	10/15/27	[3]	51,794	48,404
Conseco Financial Corp. 1998-4 A7
6.87%	04/01/30	[3]	803,152	668,755
Conseco Financial Corp. 1999-1 A5
6.11%	09/01/23		9,044	8,957
Conseco Financial Corp. 1999-5 A5
7.86%	03/01/30	[3]	162,302	109,190
Countrywide Asset-Backed Certificates 2007-4 A2
5.53%	09/25/37		930,000	615,254
Countrywide Asset-Backed NIM Certificates 2006-12N
7.25%	07/25/37	[4]	253,658	—
Credit-Based Asset Servicing and Securitization LLC 2006-CB4 AV3
0.46%	05/25/36	[3]	6,900,000	3,218,357
Crystal River 2005-1A A (Cayman Islands)
1.02%	03/02/46	2,3,4,5,†	807,927	307,002
Deutsche Financial Capital Securitization LLC 1997-I A3
6.75%	09/15/27		85,740	76,012
First Franklin Mortgage Loan Asset Backed Certificates 2004-FFH3 2A4
0.85%	10/25/34	[3]	161,937	156,277
First Franklin Mortgage Loan Asset Backed Certificates 2007-FF1 A2D
0.53%	01/25/38	[3]	6,900,000	1,880,250
Green Tree Home Improvement Loan Trust 1995-C B2
7.60%	07/15/20		71,268	55,135
Green Tree Home Improvement Loan Trust 1995-D B2
7.45%	09/15/25		149,372	110,973
Green Tree Home Improvement Loan Trust 1995-F B2
7.10%	01/15/21		23,967	18,304
Green Tree Recreational Equipment & Consumer Trust 1996-C Certificates
7.65%	10/15/17		14,677	10,000
HFC Home Equity Loan Asset Backed Certificates 2004-1 A
0.67%	09/20/33	[3]	832,365	623,109
HFC Home Equity Loan Asset Backed Certificates 2007-1 M1
0.70%	03/20/36	3,†	660,000	329,992
HFC Home Equity Loan Asset Backed Certificates 2007-2 M1
0.63%	07/20/36	3,†	650,000	324,992
HFC Home Equity Loan Asset Backed Certificates 2007-2 M2
0.69%	07/20/36	3,†	650,000	262,621
HSI Asset Securitization Corp. Trust 2006-HE2 2A1
0.36%	12/25/36	[3]	107,857	65,386
IndyMac Manufactured Housing Contract 1997-1 A3
6.61%	02/25/28		901,141	648,802
IndyMac Manufactured Housing Contract 1997-1 A4
6.75%	02/25/28		444,960	321,981
IndyMac Manufactured Housing Contract 1998-1 A4
6.49%	09/25/28		225,472	155,839

N-Q Report June 2009 / 63

Strategic Income Fund

Schedule of Portfolio Investments

June 30, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
IndyMac Manufactured Housing Contract 1998-1 A5
6.96%	09/25/28	[3]	$805,259	$567,125
IndyMac Manufactured Housing Contract 1998-2 A2
6.17%	12/25/11		180,944	137,725
IndyMac Manufactured Housing Contract 1998-2 A4
6.64%	12/25/27	[3]	385,179	296,870
Inman Square Funding Ltd. 2004-1A I (Cayman Islands)
1.71%	10/20/34	2,3,4,5,†	654,458	536,647
Inman Square Funding Ltd. 2005-2A I (Cayman Islands)
1.62%	10/06/40	2,3,4,5,†	13,474,624	1,347,694
Ivy Lane CDO Ltd. 2006-1A A1 (Cayman Islands)
1.35%	02/05/46	2,3,4,5,†	14,713,013	1,287,642
JPMorgan Mortgage Acquisition Corp.2007-CH5 A3
0.42%	05/25/37	[3]	1,575,000	725,510
Lehman ABS Mortgage Loan Trust 2007-1 2A1
0.40%	06/25/37	[3,4]	205,104	160,333
Long Beach Asset Holdings Corp. 2006-11 N1 (Cayman Islands)
6.75%	01/25/47	[2,4,5]	763,709	—
Merrill Lynch Mortgage Investors, Inc. 2004-HE2 A2C
0.89%	08/25/35	[3]	1,389,210	772,019
Mid-State Trust 11 B
8.22%	07/15/38		19,178	8,573
Mid-State Trust 2004-1 B
8.90%	08/15/37		1,472,141	949,111
Mid-State Trust 6 A4
7.79%	07/01/35		58,177	38,457
Nationstar Home Equity Loan Trust 2007-A AV4
0.54%	03/25/37	[3]	5,000,000	1,434,149
Oakwood Mortgage Investors, Inc. 1998-A A4
6.20%	05/15/28		3,635	3,134
Oakwood Mortgage Investors, Inc. 1998-B A4
6.35%	03/15/17		222,615	181,860
Oakwood Mortgage Investors, Inc. 1999-A A2
5.89%	04/15/29		225,582	163,064
Oakwood Mortgage Investors, Inc. 2002-A AIO (IO)
6.00%	02/15/10	[5]	189,655	5,781
Oakwood Mortgage Investors, Inc. 2002-B AIO (IO)
6.00%	05/15/10	5,†	1,939,202	93,526
PAMCO CLO 1998-1A B2 (Cayman Islands)
2.38%	05/01/10	2,3,4,5,†	950,810	237,655
RAAC 2007-RP1 M4
2.31%	05/25/46	3,4,†	16,619	166
Residential Asset Mortgage Products, Inc. 2007-RZ1 A1
0.38%	02/25/37	[3]	99,664	89,662
Residential Asset Securities Corp. 2007-KS2 AI1
0.38%	02/25/37	[3]	126,080	116,134
Specialty Underwriting & Residential Finance 2004-BC4 A2C
0.80%	10/25/35	[3]	2,360,738	1,276,294
Structured Asset Receivables Trust 2003-1A CTFS
1.60%	01/21/10	3,4,†	200,330	186,297
Structured Asset Receivables Trust 2003-2A CTFS
2.04%	01/21/09	[3,4]	529	503
Structured Asset Receivables Trust 2005-1A CTFS
1.60%	01/21/15	3,4,†	13,645,942	9,960,855
Terwin Mortgage Trust 2004-7HE A1
0.86%	07/25/34	[3,4]	122,539	83,003
Terwin Mortgage Trust 2007-9SL M1
2.81%	06/25/38	3,4,5,†	273,452	133
Terwin Mortgage Trust NIM 2007-4 N1
10.00%	05/25/38	4,†	1,157,719	550
UCFC Home Equity Loan 1998-D BF1
8.97%	04/15/30	[3]	585	161
Wells Fargo Home Equity Trust 2007-2 M1
0.68%	04/25/37	[3]	5,000,000	104,740

Total Asset-Backed Securities (Cost $118,545,329)				47,725,598

CORPORATES — 23.43%*
Automotive — 0.19%
General Motors Corp.
7.38%	05/23/48	[6]	2,600,000	302,250

Banking — 5.32%
Chase Capital II B
1.53%	02/01/27	[3]	2,305,000	1,295,719
Chase Capital VI
1.65%	08/01/28	[3]	1,000,000	571,709
Credit Suisse/Guernsey 1 (Switzerland)
1.57%	05/29/49	[2,3]	4,900,000	2,750,125
Deutsche Bank Capital Funding Trust VII
5.63%	01/19/49	[3,4]	1,000,000	650,803
Fleet Capital Trust V
1.61%	12/18/28	[3]	950,000	505,474
JPMorgan Chase & Co. 1
7.90%	12/31/49	[3]	1,000,000	877,530

64 / N-Q Report June 2009

Strategic Income Fund

Schedule of Portfolio Investments

June 30, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Banking (continued)
NB Capital Trust IV
8.25%	04/15/27		$2,010,000	$1,691,361

				8,342,721

Electric — 0.72%
Power Contract Financing LLC
6.26%	02/01/10	[4]	1,156,253	1,138,116

Energy — 0.46%
Sabine Pass LNG LP
7.25%	11/30/13		850,000	724,625

Finance — 6.71%
Barnett Capital III
1.65%	02/01/27	[3]	1,000,000	532,490
Ford Motor Credit Co. LLC
3.89%	01/13/12	[3]	4,000,000	3,002,500
GMAC LLC
2.87%	12/01/14	[3,4]	1,538,000	1,078,523
7.25%	03/02/11	[4]	1,266,000	1,171,050
Goldman Sachs Group, Inc. (The)
1.19%	02/06/12	[3]	750,000	716,630
1.64%	01/12/15	[3]	750,000	658,118
Morgan Stanley (MTN)
1.56%	10/18/16	[3]	4,050,000	3,358,969

				10,518,280

Insurance — 0.44%
Farmers Exchange Capital
7.05%	07/15/28	[4]	1,000,000	693,771

Materials — 0.46%
Noranda Aluminium Holding Corp. (PIK)
8.35%	11/15/14		1,907,991	717,882

Real Estate Investment Trust (REIT) — 1.34%
HCP, Inc.
7.07%	06/08/15		500,000	456,944
HRPT Properties Trust
1.22%	03/16/11	[3]	750,000	653,474
Shurgard Storage Centers LLC
7.75%	02/22/11		1,000,000	985,770

				2,096,188

Secured Assets — 0.43%
Ingress I Ltd. B-A (Cayman Islands)
7.38%	03/30/40	2,4,†	1,000,000	669,987

Transportation — 7.36%
American Airlines Pass Through Trust 2001-02
6.98%	04/01/11		45,687	43,631
Continental Airlines, Inc. 1997-1 A
7.46%	04/01/15		3,717,961	3,271,805
Continental Airlines, Inc. 2007-1 A
5.98%	04/19/22		2,950,000	2,478,000
Continental Airlines, Inc. 2007-1 B
6.90%	04/19/22		2,650,000	1,802,000
Delta Air Lines, Inc. 2001-1 A2
7.11%	09/18/11		3,070,000	2,839,750
Northwest Airlines, Inc. 2001 1A-2
6.84%	04/01/11		1,200,000	1,116,000
UAL Pass Through Trust 2001-1 A1
6.07%	03/01/13		189	187

				11,551,373

Total Corporates (Cost $40,384,790)				36,755,193

BANK LOANS — 8.31%*
Automotive — 0.98%
General Motors Corp. Strip II
4.50%	07/20/11	[7]	1,550,000	1,532,950

Consumer Discretionary — 0.87%
Tribune 1st Lien Term Loan B
0.00%	06/04/14	[6,7]	3,969,987	1,361,376

Electric — 1.89%
Boston Generating LLC 1st Lien
2.56%	12/19/13	[7]	2,941,552	2,143,656
TPF Generation Holdings LLC 2nd Lien
4.56%	12/15/14	[7]	1,000,000	826,667

				2,970,323

Finance — 0.31%
Kelson 1st Lien
3.85%	03/16/13	[7]	539,368	482,735

Health Care — 0.97%
Carestream Health, Inc. Term Loan
5.56%	10/30/13	[7]	2,250,000	1,521,000

Insurance — 0.60%
Asurion Corp. Term Loan
3.34%	07/03/14	[7]	1,000,000	940,208

Transportation — 2.69%
Northwest Air (DIP)
2.32%	05/21/12	[7]	3,686,502	3,507,445

N-Q Report June 2009 / 65

Strategic Income Fund

Schedule of Portfolio Investments

June 30, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Transportation (continued)
United Air Lines, Inc.
2.33%	02/01/14	[7]	$1,201,828	$711,582

				4,219,027

Total Bank Loans (Cost $16,875,291)				13,027,619

MORTGAGE-BACKED — 30.71%**
Commercial Mortgage-Backed — 2.17%
Bayview Commercial Asset Trust 2007-1 A1
0.53%	03/25/37	3,4,†	4,722,469	2,462,939
Opteum Mortgage Acceptance Corp. 2005-5 2A1B
5.64%	12/25/35	[3]	1,200,379	944,343

				3,407,282

Non-Agency Mortgage-Backed — 6.87%
Banco de Credito Y Securitizacion SA 2001-1 AF (Argentina)
8.00%	05/31/10	[2,4,5]	635,345	88,948
BHN I Mortgage Fund 2000-1 AF (Argentina)
8.00%	03/31/11	[2,4,5]	2,007	271
Countrywide Alternative Loan Trust 2006-OA2 X1P (IO)
3.72%	05/20/46	[3,5]	36,421,077	546,316
Harborview Mortgage Loan Trust 2005-1 X (IO)
3.08%	03/19/35	[3,5]	5,589,112	88,203
Harborview Mortgage Loan Trust 2006-4 X1 (IO)
3.64%	05/19/47	3,5,†	50,050,771	1,126,572
IndyMac Index Mortgage Loan Trust 2004-AR12 AX2 (IO)
3.56%	12/25/34	[3,5]	1,294,293	8,494
Lehman XS Trust 2007-12N 1A3A
0.51%	07/25/47	[3]	10,120,000	1,189,574
Morgan Stanley Mortgage Loan Trust 2006-7 5A2
5.96%	06/25/36	3,†	3,500,000	1,673,231
Terwin Mortgage Trust NIM 2007-2 N1
7.50%	04/25/38	[4]	2,849,942	—
Washington Mutual Mortgage Pass-Through Certificates 2006-AR9 1XPP (IO)
1.06%	08/25/46	3,5,†	232,170,540	1,328,596
Washington Mutual Mortgage Pass-Through Certificates 2007-OA1 XPPP (IO)
1.14%	02/25/47	3,5,†	197,216,178	1,974,627
Washington Mutual Mortgage Pass-Through Certificates 2007-OA2 1XPP (IO)
1.11%	03/25/47	3,5,†	194,615,239	1,705,316
Washington Mutual Mortgage Pass-Through Certificates 2007-OA3 CXPP (IO)
1.26%	04/25/47	3,5,†	121,014,642	946,637
Washington Mutual MSC Mortgage Pass-Through Certificates 2003-MS9 1A
7.00%	04/25/33		94,924	95,549

				10,772,334

U.S. Agency Mortgage-Backed — 21.67%
Fannie Mae 1993-80 S
10.46%	05/25/23	[3]	19,120	20,040

Fannie Mae 2000-45 SA (IO)
7.63%	12/18/30	[3]	3,070,295	371,274
Fannie Mae 2001-42 SB
8.50%	09/25/31	[3]	2,506	2,627
Fannie Mae 2003-107 SQ (IO)
7.34%	05/25/33	[3]	347,033	14,650
Fannie Mae 2003-124 IO (IO)
5.25%	03/25/31		188,396	15,508
Fannie Mae 2003-124 TS
9.80%	01/25/34	[3]	46,083	49,148
Fannie Mae 2003-37 IG (IO)
5.50%	05/25/32		1,643,722	129,365
Fannie Mae 2003-85 IP (IO)
5.50%	12/25/28		68,948	1,967
Fannie Mae 2005-47 SL
7.50%	06/25/35	[3,8]	903,435	870,541
Fannie Mae FNCL (TBA)
5.00%	07/25/38		15,600,000	15,885,184
Freddie Mac 1602 SN
10.09%	10/15/23	[3]	14,590	16,259
Freddie Mac 2527 TI (IO)
6.00%	02/15/32		522,755	30,553
Freddie Mac 2561 BX (IO)
5.00%	05/15/17		1,203,053	59,590
Freddie Mac 2596 IJ (IO)
5.00%	01/15/17		379,729	9,074
Freddie Mac 2642 BW (IO)
5.00%	06/15/23		152,378	17,007
Freddie Mac 2657 LX (IO)
6.00%	05/15/18		819,518	88,359
Freddie Mac 2692 EI (IO)
5.50%	08/15/33		185,317	188
Freddie Mac 2764 CT
7.50%	03/15/34	[3]	484,261	451,860
Freddie Mac 2764 SH
7.50%	03/15/34	[3]	246,775	236,638
Freddie Mac 2827 JT
8.50%	12/15/32	[3]	137,239	138,206

66 / N-Q Report June 2009

Strategic Income Fund

Schedule of Portfolio Investments

June 30, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac 2856 ST
7.00%	09/15/23	[3]	$697,570	$677,703
Freddie Mac 3242 SA (IO)
6.03%	11/15/36	3,†	49,566,916	4,144,785
Freddie Mac 3260 AS (IO)
6.06%	01/15/37	[3]	57,221,456	4,738,829
Freddie Mac 3280 SI (IO)
6.12%	02/15/37	[3]	35,071,045	2,928,723
Freddie Mac 3289 SD (IO)
5.80%	03/15/37	3,8,†	20,126,846	1,297,326
Freddie Mac 3430 IA (IO)
0.82%	07/15/12	8,†	97,626,539	1,193,851
Ginnie Mae 2001-31 SJ
26.90%	02/20/31	[3]	94,141	122,094
Ginnie Mae 2003-28 LI (IO)
5.50%	02/20/32		139,972	10,119
Ginnie Mae 2004-8 SE
13.68%	11/26/23	[3]	426,399	472,859

				33,994,327

Total Mortgage-Backed (Cost $41,341,013)				48,173,943

Total Bonds — 92.88% (Cost $217,146,423)				145,682,353

Issues	Maturity Date		Shares	Value
PREFERRED STOCK — 0.67%
Automotive — 0.08%
Corts Trust for Ford Motor Co.
8.00%	07/16/31		700	9,555
Preferred Plus Trust Ford Motor Co.
8.25%	07/16/31		8,100	111,780

				121,335

Communications — 0.59%
Corts Trust for US West Communications
7.50%	11/15/43		7,118	118,159
Preferred Plus Trust Citizens Communications Co.
8.38%	10/01/46		12,100	211,387
Preferred Plus Trust Qwest Capital Funding
7.75%	02/15/31		9,650	148,610
8.00%	02/15/31		19,500	294,645
Preferred Plus Trust Verizon Global Funding Corp.
7.63%	12/01/30		6,100	149,206

				922,007

Finance — 0.00%
Terwin Mortgage Trust 2005-13SL P
0.00%[3,4,5]			1,000	2,200
Terwin Mortgage Trust 2005-P1 A
0.00%[5,7]			570	114

Terwin Mortgage Trust 2006-1 2P
0.00%[4,5]	1,000	2,000
Terwin Mortgage Trust 2006-4SL P
0.00%[3,5]	410	5,740

		10,054

Total Preferred Stock (Cost $4,908,671)		1,053,396

Issues	Contracts	Value
CALL OPTIONS PURCHASED — 0.00%
Finance — 0.00%
Financial Select Sector SPDR Fund, Call Strike $20, expires 01/16/10
	135	6,750

Total Call Options Purchased (Cost $175,500)		6,750

Issues	Maturity Date	Shares/ Principal Amount	Value
SHORT TERM INVESTMENTS — 47.21%
Commercial Paper — 3.12%
BNP Paribas Finance, Inc.
0.23%[9]	07/07/09	2,435,000	2,434,907
Rabobank USA Finance Corp.
0.24%[9]	07/10/09	1,665,000	1,664,900
0.38%[9]	08/13/09	795,000	794,823

			4,894,630

Money Market Fund — 32.56%
Goldman Sachs Group, Inc. (The)
0.05%		51,065,500	51,065,500

U.S. Agency Discount Notes — 11.53%
Fannie Mae
0.16%[9]	07/21/09	$2,375,000	2,374,789
0.17%[9]	07/21/09	2,025,000	2,024,809
0.17%[9]	07/23/09	3,000,000	2,999,688
Federal Home Loan Bank
0.15%[9]	07/08/09	2,340,000	2,339,932
0.16%[9]	07/01/09	585,000	585,000
Freddie Mac
0.13%[9]	07/15/09	1,760,000	1,759,911
0.15%[9]	07/13/09	800,000	799,960
0.16%[9]	07/20/09	600,000	599,949

N-Q Report June 2009 / 67

Strategic Income Fund

Schedule of Portfolio Investments

June 30, 2009 (Unaudited)

Issues	Maturity Date	Shares/ Principal Amount	Value
SHORT TERM INVESTMENTS (continued)
U.S. Agency Discount Notes (continued)
0.16%[9]	07/20/09	$4,600,000	$4,599,612

			18,083,650

Total Short Term Investments (Cost $74,043,596)			74,043,780

Total Investments — 140.76% (Cost $296,274,190)[1]			220,786,279

Liabilities in Excess of Other Assets — (40.76)%			(63,930,412)

NET ASSETS — 100.00%			$156,855,867

Counterparty	Maturity Date	Principal Amount	Net Closing Amount
REVERSE REPURCHASE AGREEMENTS
Barclays Bank PLC, 1.75%	04/08/10	$(6,221,000)	$(6,221,000)

Total Reverse Repurchase Agreements		$(6,221,000)	$(6,221,000)

Issues	Expiration Date	Notional Amount (000’s)	Value
SWAPS: INTEREST RATE
The Fund pays a fixed rate equal to 4.10% semi-annually and the Fund receives from the counterparty a floating rate based on 3-month USD LIBOR quarterly. Counterparty: Citigroup, Inc.
	10/24/38	$2,025	$11,145

			$11,145

Issues	Expiration Date	Notional Amount (000’s)[b]	Value
SWAPS: CREDIT DEFAULT (PURCHASED) — SINGLE ISSUES
The Fund pays a fixed rate equal to 0.76% and the Fund will receive from the counterparty at par including interest accrued in the event of default of Macy’s Retail Holdings, Inc., 6.63%, due 04/01/11. Counterparty: Citigroup, Inc.
	09/20/12	$1,775	$163,969
The Fund pays a fixed rate equal to 0.53% and the Fund will receive from the counterparty at par including interest accrued in the event of default of Home Depot, Inc., 3.75%, due 09/15/09. Counterparty: Morgan Stanley
	09/20/12	2,500	28,963
The Fund pays a fixed rate equal to 1.24% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc., 7.88%, due 08/01/11. Counterparty: UBS AG
	12/20/12	2,000	77,424
The Fund pays a fixed rate equal to 3.88% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc., 5.25%, due 01/15/14. Counterparty: Citigroup, Inc.
	12/20/12	45	(2,079)
The Fund pays a fixed rate equal to 3.91% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc., 5.25%, due 01/15/14. Counterparty: Citigroup, Inc.
	12/20/12	100	(4,717)
The Fund pays a fixed rate equal to 3.56% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Centex Corp., 5.25%, due 06/15/15. Counterparty: Merrill Lynch & Co., Inc.
	12/20/12	700	(44,146)
The Fund pays a fixed rate equal to 3.65% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Centex Corp., 5.25%, due 06/15/15. Counterparty: Merrill Lynch & Co., Inc.
	12/20/12	475	(31,360)
The Fund pays a fixed rate equal to 0.46% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Nordstrom, Inc., 6.95%, due 03/15/28. Counterparty: Goldman Sachs Group, Inc. (The)
	12/20/12	700	40,595
The Fund pays a fixed rate equal to 0.56% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Nordstrom, Inc., 6.95%, due 03/15/28. Counterparty: Morgan Stanley
	12/20/12	1,050	57,506
The Fund pays a fixed rate equal to 0.58% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Nordstrom, Inc., 6.95%, due 03/15/28. Counterparty: UBS AG
	12/20/12	700	37,886
The Fund pays a fixed rate equal to 0.41% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Lowe’s Cos., Inc., 8.25%, due 06/01/10. Counterparty: Citigroup, Inc.
	12/20/12	300	3,038
The Fund pays a fixed rate equal to 0.39% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Lowe’s Cos., Inc., 8.25%, due 06/01/10. Counterparty: CS First Boston
	12/20/12	375	4,050
The Fund pays a fixed rate equal to 0.45% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Lowe’s Cos., Inc., 8.25%, due 06/01/10. Counterparty: Goldman Sachs Group, Inc. (The)
	12/20/12	1,000	8,774
The Fund pays a fixed rate equal to 0.45% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Lowe’s Cos., Inc., 8.25%, due 06/01/10. Counterparty: Citigroup, Inc.
	12/20/12	750	6,580
The Fund pays a fixed rate equal to 1.68% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Limited Brands, Inc., 6.13%, due 12/01/12. Counterparty: UBS AG
	12/20/12	1,000	29,544
The Fund pays a fixed rate equal to 1.75% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Limited Brands, Inc., 6.13%, due 12/01/12. Counterparty: UBS AG
	12/20/12	1,300	35,491

68 / N-Q Report June 2009

Strategic Income Fund

Schedule of Portfolio Investments

June 30, 2009 (Unaudited)

Issues	Expiration Date	Notional Amount (000’s)[b]	Value
SWAPS: CREDIT DEFAULT (PURCHASED) — SINGLE ISSUES (continued)
The Fund pays a fixed rate equal to 2.25% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc., 7.13%, due 02/01/16. Counterparty: Deutsche Bank AG
	03/20/13	$300	$(10,957)
The Fund pays a fixed rate equal to 2.25% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc., 7.13%, due 02/01/16. Counterparty: Morgan Stanley
	03/20/13	300	(10,957)
The Fund pays a fixed rate equal to 0.82% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Arrow Electronics, Inc., 6.88%, due 06/01/18. Counterparty: Citigroup, Inc.
	03/20/14	345	636
The Fund pays a fixed rate equal to 0.72% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Hewlett Packard Co., 5.40%, due 03/01/17. Counterparty: Citigroup, Inc.
	03/20/14	345	(3,289)
The Fund pays a fixed rate equal to 2.49% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Toll Brothers Finance Corp., 6.88%, due 11/15/12. Counterparty: UBS AG
	12/20/14	2,500	(138,945)
The Fund pays a fixed rate equal to 4.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc., 5.25%, due 01/15/14. Counterparty: Deutsche Bank AG
	03/20/15	800	(68,892)
The Fund pays a fixed rate equal to 2.40% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc., 7.13%, due 02/01/16. Counterparty: Citigroup, Inc.
	03/20/15	600	(35,636)
The Fund pays a fixed rate equal to 3.90% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Securitized Asset Backed Receivables LLC Trust 2005-EC1 B3, 3.37%, due 01/25/35. Counterparty: JPMorgan Chase & Co.
	01/25/35	203	166,127

			$309,605

Issues	Expiration Date	Credit Rating[a]	Notional Amount (000’s)[b]	Appreciation/ (Depreciation)	Value[c]
SWAPS: CREDIT DEFAULT (WRITTEN) — SINGLE ISSUES
The Fund receives a fixed rate equal to 6.55% and the Fund will pay to the counterparty at par including interest accrued in the event of default of General Electric Capital Corp., 5.63%, due 09/15/17. Counterparty: CS First Boston
	12/20/10	AAA	$460	$17,683	$17,683
The Fund receives a fixed rate equal to 0.50% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the Ameriquest Mortgage Securities, Inc. 2004-R7 A4, 1.04%, due 08/25/34. Counterparty: Deutsche Bank AG
	07/25/34	AAA	828	(86,569)	(86,569)

				$(68,886)	$(68,886)

Issues	Expiration Date	Premiums Paid/ (Received)	Notional Amount (000’s)[b]	Depreciation	Value[c]
SWAPS: CREDIT DEFAULT (WRITTEN) — TRADED INDICES
The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: CS First Boston
	08/25/37	$(1,654,797)	$3,000	$(570,628)	$(2,225,425)
The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: Goldman Sachs Group, Inc. (The)
	08/25/37	(2,406,239)	4,800	(1,154,441)	(3,560,680)
The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: Morgan Stanley
	08/25/37	(571,641)	1,160	(288,857)	(860,498)
The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: Morgan Stanley
	08/25/37	(1,052,730)	2,100	(505,068)	(1,557,798)
The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: CS First Boston
	08/25/37	(987,831)	5,890	(3,381,420)	(4,369,251)
The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-2, due 01/25/38. Counterparty: Barclays Capital, Inc.
	01/25/38	(2,702,485)	5,000	(1,013,645)	(3,716,130)
The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-2, due 01/25/38. Counterparty: CS First Boston
	01/25/38	(2,838,826)	5,300	(1,100,272)	(3,939,098)
The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-2, due 01/25/38. Counterparty: Royal Bank of Scotland Group Plc
	01/25/38	(1,674,897)	3,200	(703,426)	(2,378,323)
The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-2, due 01/25/38. Counterparty: Goldman Sachs Group, Inc. (The)
	01/25/38	(1,701,068)	3,250	(714,417)	(2,415,485)
The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AAA 07-2, due 01/25/38. Counterparty: Morgan Stanley
	01/25/38	(1,062,067)	2,400	(721,676)	(1,783,743)
The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AA 06-2, due 05/25/46. Counterparty: Bank of America Corp.
	05/25/46	(3,193,416)	4,000	(505,092)	(3,698,508)
The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 06-2, due 05/25/46. Counterparty: CS First Boston
	05/25/46	(3,991,770)	5,000	(631,364)	(4,623,134)
The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 06-2, due 05/25/46. Counterparty: CS First Boston
	05/25/46	(3,084,928)	3,900	(521,117)	(3,606,045)

N-Q Report June 2009 / 69

Strategic Income Fund

Schedule of Portfolio Investments

June 30, 2009 (Unaudited)

Issues	Expiration Date	Premiums Paid/ (Received)	Notional Amount (000’s)[b]	Depreciation	Value[c]
SWAPS: CREDIT DEFAULT (WRITTEN) — TRADED INDICES (continued)
The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AA 06-2, due 05/25/46. Counterparty: Royal Bank of Scotland Group Plc
	05/25/46	$(2,714,404)	$3,400	$(429,327)	$(3,143,731)
The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 06-2, due 05/25/46. Counterparty: Goldman Sachs Group, Inc. (The)
	05/25/46	(2,228,534)	2,800	(360,421)	(2,588,955)
The Fund receives a fixed rate equal to 0.11% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 06-2, due 05/25/46. Counterparty: Citigroup, Inc.
	05/25/46	(407,626)	1,100	(329,251)	(736,877)

		$(32,273,259)		$(12,930,422)	$(45,203,681)

[a]	Using Standard & Poor’s rating of the issuer.
[b]

The maximum potential payment the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

[c]

The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Notes:

[1]	Cost for financial reporting purposes is $296,274,190 and net unrealized appreciation/ (depreciation) consists of:

Gross unrealized appreciation	$37,026,971
Gross unrealized depreciation	(112,514,882)

Net unrealized depreciation	$(75,487,911)

[2]	U.S. dollar denominated security issued by foreign domiciled entity.
[3]	Floating rate security. The rate disclosed is that in effect at June 30, 2009.
[4]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at June 30, 2009 was $27,612,553 representing 17.60% of total net assets.

[5]	Illiquid security as determined under procedures approved by the Fund’s Board of Trustees. The aggregate value of illiquid securities is $11,652,496 which is 7.43% of total net assets.
[6]	Security is currently in default with regards to scheduled interest or principal payments.
[7]	Non-Rule 144A securities determined to be restricted private placements under procedures approved by the Fund’s Board of Trustees. Information related to these securities is as follows:

Date of Purchase	Security	Amortized Cost	Value	% of Total Net Assets
07/03/07	Asurion Corp. Term Loan, 3.34%, 07/03/14	$992,812	$940,208	0.60%
12/19/06	Boston Generating LLC 1st Lien, 2.56%, 12/19/13	2,941,552	2,143,656	1.37%
04/12/07	Carestream Health, Inc. Term Loan, 5.56%, 10/30/13	2,263,944	1,521,000	0.97%
09/26/07	General Motors Corp. Strip II, 4.50%, 07/20/11	1,443,016	1,532,950	0.98%
04/16/08	Kelson 1st Lien, 3.85%, 03/16/13	527,018	482,735	0.31%
08/21/06	Northwest Air Dip, 2.32%, 05/21/12	3,659,883	3,507,445	2.23%
04/19/05	Terwin Mortgage Trust 2005-P1 A, 0.00%	2,893	114	0.00%
12/21/06	TPF Generation Holdings LLC 2nd Lien, 4.56%, 12/15/14	1,000,000	826,667	0.53%
05/17/07	Tribune 1st Lien Term Loan B, 0.00%, 06/04/14	2,845,238	1,361,376	0.87%
02/01/07	United Air Lines, Inc., 2.33%, 02/01/14	1,201,828	711,582	0.45%

		$16,878,184	$13,027,733	8.31%

[8]	Securities, or a portion there of, pledged as collateral for reverse repurchase agreements.
[9]	Represents annualized yield at date of purchase.
†

Fair valued security. The aggregate value of fair valued securities is $39,185,591 which is 24.98% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees. This figure does not necessarily indicate the treatment of those securities under FAS 157, as discussed in the Notes to Financial Statements.

*	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date less than the stated maturity date.

(DIP): Defaulted interest payment

(IO): Interest only

(LIBOR): London InterBank Offer Rate

(MTN): Medium term note

(PIK): Paid in kind

(STEP): Step coupon bond

(TBA): To be announced

70 / N-Q Report June 2009

AlphaTrak 500 Fund

Schedule of Portfolio Investments

June 30, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS — 96.04%
ASSET-BACKED SECURITIES — 26.52%**
ACE Securities Corp. 2004-FM1 B1A
5.56%	09/25/33	[2]	$17,188	$1,636
ACE Securities Corp. 2006-SL1 A
0.47%	09/25/35	[2]	390,916	105,051
Aerco Ltd. 2A A4 (United Kingdom)
0.84%	07/15/25	2,3,4,†	28,458	22,339
Asset Backed Funding Certificates 2003-WF1 A2
1.43%	12/25/32	[2]	81,468	47,525
Asset Backed Securities Corp. Home Equity 2003-HE4 M2
3.32%	08/15/33	[2]	86,697	29,488
Asset Backed Securities Corp. Home Equity 2005-HE6 A2D
0.60%	07/25/35	[2]	115,307	110,202
Aviation Capital Group Trust 2003-2A B1
3.32%	09/20/33	2,4,†	77,966	18,321
Aviation Capital Group Trust 2003-2A G2
1.12%	09/20/33	2,4,†	65,788	36,182
Bayview Financial Acquisition Trust 2005-A A1
1.31%	02/28/40	2,4,†	150,803	98,009
Bayview Financial Acquisition Trust 2006-B 2A2
0.51%	04/28/36	[2]	80,537	75,772
Bayview Financial Revolving Mortgage Loan Trust 2005-E A1
0.81%	12/28/40	2,4,†	2,550,000	1,861,181
Castle Trust 2003-1AW A1
1.07%	05/15/27	2,4,†	105,460	58,002
Citigroup Mortgage Loan Trust, Inc. 2006-AMC1 A2B
0.47%	09/25/36	2,†	550,000	274,993
Citigroup Mortgage Loan Trust, Inc. 2007-WFH4 M2
2.46%	07/25/37	[2]	114,000	3,682
Conseco Finance 2002-C BF2
8.00%	06/15/32	2,4,†	539,407	338,358
Conseco Finance Home Loan Trust 2000-E M1
8.13%	08/15/31	[2]	42,523	41,352
Conseco Financial Corp. 1997-4 A5
6.88%	02/15/29		89,898	80,867
Contimortgage Home Equity Trust 1999-3 A6 (STEP)
8.18%	12/25/29		244,125	242,825
Countrywide Asset-Backed Certificates 2004-1 2A
0.55%	04/25/34	[2]	5,852	3,745
Countrywide Asset-Backed Certificates 2007-10 2A2
0.43%	06/25/47	[2]	110,000	64,684
Credit-Based Asset Servicing and Securitization LLC 2003-CB1 AF (STEP)
3.95%	01/25/33		109,670	91,983
Credit-Based Asset Servicing and Securitization LLC 2007-CB1 AF1A
0.38%	01/25/37	[2]	123,713	59,065
First Franklin Mortgage Loan Asset Backed Certificates 2006-FF12 A2
0.35%	09/25/36	[2]	24,069	23,448
GE Capital Mortgage Services, Inc. 1998-HE1 A7
6.47%	06/25/28		3,347	3,233
GMAC Mortgage Corp. Loan Trust 2000-HE2 A1
0.75%	06/25/30	[2]	498,978	196,861
GMAC Mortgage Corp. Loan Trust 2001-HLT2 AII (STEP)
6.05%	04/25/27		89,146	62,844
Green Tree Home Improvement Loan Trust 1995-C B2
7.60%	07/15/20		47,430	36,693
Green Tree Home Improvement Loan Trust 1995-F B2
7.10%	01/15/21		105,018	80,206
Green Tree Home Improvement Loan Trust 1996-B A
6.45%	10/15/15		3,671	3,669
Green Tree Recreational Equipment & Consumer Trust 1996-D Certificates
7.24%	12/15/22		44,725	30,003
GSAMP Trust 2006-S6 A2 (STEP)
5.55%	10/25/36	[5]	98,200	20,007
HFC Home Equity Loan Asset Backed Certificates 2007-1 M1
0.70%	03/20/36	2,†	1,100,000	549,986
HFC Home Equity Loan Asset Backed Certificates 2007-2 A4
0.62%	07/20/36	[2]	125,000	48,571
HFC Home Equity Loan Asset Backed Certificates 2007-2 M1
0.63%	07/20/36	2,†	1,300,000	649,984
Home Equity Asset Trust 2007-3 2A2
0.49%	08/25/37	2,†	2,800,000	923,965
IndyMac Home Equity Loan Asset Backed Trust 2002-A M1
1.44%	05/25/33	[2]	530,121	287,313
IndyMac Manufactured Housing Contract 1997-1 A3
6.61%	02/25/28		654,582	471,284
IndyMac Manufactured Housing Contract 1997-1 A4
6.75%	02/25/28		233,779	169,167

N-Q Report June 2009 / 71

AlphaTrak 500 Fund

Schedule of Portfolio Investments

June 30, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Inman Square Funding Ltd. 2005-2A I (Cayman Islands)
1.62%	10/06/40	2,3,4,5,†	$2,105,410	$210,577
Lehman XS Trust 2006-2N 1A1
0.57%	02/25/46	[2]	91,036	38,187
MASTR Asset Backed Securities Trust 2006-HE4 A1
0.36%	11/25/36	[2]	26,616	22,126
MASTR Asset Backed Securities Trust 2007-HE1 A2
0.46%	05/25/37	[2]	315,000	159,426
Merrill Lynch First Franklin Mortgage Loan Trust 2007-3 A2D
0.56%	06/25/37	[2]	100,000	21,250
Merrill Lynch First Franklin Mortgage Loan Trust 2007-4 2A4
0.56%	07/25/37	[2]	30,000	6,600
Morgan Stanley ABS Capital I 2004-NC2 M2
2.11%	12/25/33	[2]	36,627	21,619
Nationstar Home Equity Loan Trust 2007-B 2AV4
0.63%	04/25/37	[2]	205,000	61,820
Option One Mortgage Loan Trust 2002-1 A
0.89%	02/25/32	[2]	167,881	97,156
Option One Mortgage Loan Trust 2003-2 A2
0.91%	04/25/33	[2]	119,201	68,130
Option One Mortgage Loan Trust 2003-5 A2
0.63%	08/25/33	[2]	78,868	43,932
Residential Asset Mortgage Products, Inc. 2003-RS1 AII
1.09%	02/25/33	[2]	58,733	21,947
Residential Asset Securities Corp. 2003-KS3 A2
0.91%	05/25/33	[2]	43,539	24,312
Residential Asset Securities Corp. 2007-KS4 A2
0.49%	05/25/37	[2]	100,000	51,253
Resmae Mortgage Loan Trust 2006-1 A1B
0.58%	02/25/36	[2,4]	298,978	88,906
SACO I, Inc. 2005-2 A
0.51%	04/25/35	[2,4]	3,541	1,350
Saxon Asset Securities Trust 2004-1 M1
1.11%	03/25/35	[2]	270,000	140,629
SG Mortgage Securities Trust 2006-FRE1 A1B
0.58%	02/25/36	[2]	215,555	132,913
Soundview Home Equity Loan Trust 2007-NS1 A4
0.61%	01/25/37	[2]	50,000	12,143
Structured Asset Receivables Trust 2003-1A CTFS
1.60%	01/21/10	2,4,†	293,483	272,925
Structured Asset Receivables Trust 2003-2A CTFS
2.04%	01/21/09	[2,4]	220	209
Structured Asset Receivables Trust 2005-1A CTFS
1.60%	01/21/15	2,4,†	2,236,887	1,632,816
Structured Asset Securities Corp. 2007-BC2 A3
0.44%	03/25/37	2,†	1,945,000	894,715
Terwin Mortgage Trust 2004-13AL 2PX (IO)
0.34%	08/25/34	[4,5]	13,643,118	84,604
Terwin Mortgage Trust 2005-7SL A1
0.58%	07/25/35	[2,4,5]	40,473	38,809
UCFC Home Equity Loan 1998-D MF1
6.91%	04/15/30		260,545	196,033

Total Asset-Backed Securities (Cost $19,858,520)				11,566,883

CORPORATES — 26.83%*
Banking — 5.23%
Banponce Trust I A
8.33%	02/01/27		955,000	562,455
Chase Capital II B
1.53%	02/01/27	[2]	850,000	477,814
Credit Suisse USA, Inc.
1.05%	08/16/11	[2]	80,000	78,196
Credit Suisse/Guernsey 1 (Switzerland)
1.57%	05/29/49	[2,3]	1,105,000	620,181
First Chicago NBD Institutional Capital I
1.58%	02/01/27	[2]	65,000	36,537
JPMorgan Chase Capital XIII M
1.55%	09/30/34	[2]	889,000	503,338

				2,278,521

Electric — 1.96%
Entergy Louisiana LLC
5.83%	11/01/10		8,000	8,016
KCP&L Greater Missouri Operations Co.
11.88%	07/01/12		155,000	171,384
Midwest Generation LLC
8.30%	07/02/09		365,097	363,272
Power Contract Financing LLC
6.26%	02/01/10	[4]	268,251	264,043
W3A Funding Corp.
8.09%	01/02/17		48,168	46,347

				853,062

Energy — 2.36%
Aquila Canada Finance Corp. (Canada)
7.75%	06/15/11	[3]	297,000	308,048

72 / N-Q Report June 2009

AlphaTrak 500 Fund

Schedule of Portfolio Investments

June 30, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Energy (continued)
Williams Cos., Inc.
7.12%	09/01/11		$300,000	$306,107
8.13%	03/15/12		400,000	414,789

				1,028,944

Finance — 13.36%
Barnett Capital III
1.65%	02/01/27	[2]	300,000	159,747
Bear Stearns Cos., Inc. (The) (MTN)
0.84%	08/21/09	[2]	45,000	45,021
Citigroup, Inc.
1.30%	11/05/14	[2]	1,069,000	836,826
2.58%	05/15/18	[2]	305,000	239,229
4.13%	02/22/10		65,000	64,743
Countrywide Home Loans, Inc. (MTN)
4.13%	09/15/09		30,000	30,055
Ford Motor Credit Co. LLC
2.70%	01/15/10	[2]	582,000	555,082
3.89%	01/13/12	[2]	416,000	312,260
General Electric Capital Corp. (MTN)
1.40%	05/05/26	[2]	1,250,000	827,501
General Electric Capital Corp. A (MTN)
0.89%	09/15/14	[2]	25,000	21,241
Goldman Sachs Group, Inc. (The)
1.19%	02/06/12	[2]	30,000	28,665
1.20%	09/29/14	[2]	40,000	35,479
Goldman Sachs Group, Inc. B (The) (MTN)
1.50%	07/22/15	[2]	400,000	336,000
Lehman Brothers Holdings, Inc. (MTN)
0.00%	11/16/09	[6]	1,200,000	175,500
0.00%	07/18/11	[6]	620,000	90,675
MBNA Capital A
8.28%	12/01/26		500,000	422,136
MBNA Capital B
1.83%	02/01/27	[2]	845,000	445,651
Morgan Stanley
6.75%	04/15/11		105,000	110,041
Morgan Stanley (MTN)
1.56%	10/18/16	[2]	500,000	414,688
Wachovia Corp.
1.38%	10/28/15	[2]	700,000	549,500
Woodbourne Capital Trust I
2.93%	04/08/49	[2,4,5]	150,000	31,500
Woodbourne Capital Trust II
2.92%	04/08/49	[2,4,5]	150,000	31,500
Woodbourne Capital Trust III
2.91%	04/08/49	[2,4,5]	150,000	31,500
Woodbourne Capital Trust IV
2.91%	04/08/49	[2,4,5]	150,000	31,500

				5,826,040

Insurance — 1.58%
Metropolitan Life Global Funding I
2.55%	06/10/11	[2,4]	350,000	349,570
Pricoa Global Funding I
1.14%	01/30/12	[2,4]	360,000	337,995

				687,565

Real Estate Investment Trust (REIT) — 1.61%
CPG Partners LP
8.25%	02/01/11		35,000	35,779
HRPT Properties Trust
1.22%	03/16/11	[2]	767,000	668,286

				704,065

Transportation — 0.73%
American Airlines Pass Through Trust 2001-02
6.98%	04/01/11	[7]	15,229	14,544
American Airlines Pass Through Trust 2003-1 (AMBAC)
3.86%	07/09/10		40,615	37,978
Continental Airlines, Inc. 2002-1 G1
1.33%	02/15/13	[2]	32,056	27,889
Delta Air Lines, Inc. 2001-1 A1
6.62%	03/18/11	[7]	77,644	73,761
UAL Pass Through Trust 2000-2 A
7.03%	10/01/10		142,017	139,177
UAL Pass Through Trust 2001-1 A2
6.20%	09/01/08	[7]	26,456	26,191

				319,540

Total Corporates
(Cost $14,908,645)				11,697,737

BANK LOANS — 2.17%*
Consumer Discretionary — 0.78%
Tribune 1st Lien Term Loan B
0.00%	06/04/14	[6,8]	987,500	338,630

Finance — 0.44%
Kelson 1st Lien
3.85%	03/16/13	[8]	215,747	193,094

N-Q Report June 2009 / 73

AlphaTrak 500 Fund

Schedule of Portfolio Investments

June 30, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Transportation — 0.95%
United Air Lines, Inc.
2.33%	02/01/14	[8]	$702,222	$415,774

Total Bank Loans
(Cost $1,899,530)				947,498

MORTGAGE-BACKED — 40.52%**
Commercial Mortgage-Backed — 6.40%
Bayview Commercial Asset Trust 2004-3 A1
0.68%	01/25/35	2,4,†	71,312	54,909
Bayview Commercial Asset Trust 2005-1A A1
0.61%	04/25/35	[2,4]	1,296,722	747,931
Bayview Commercial Asset Trust 2005-2A A1
0.62%	08/25/35	[2,4]	660,403	346,410
Bayview Commercial Asset Trust 2007-2A A1
0.58%	07/25/37	[2,4]	173,983	103,749
Bayview Commercial Asset Trust 2007-3 A1
0.55%	07/25/37	2,4,†	2,613,794	1,535,474

				2,788,473

Non-Agency Mortgage-Backed — 28.16%
American Home Mortgage Assets 2006-2 2A1
0.50%	09/25/46	[2]	2,026,737	853,451
American Home Mortgage Assets 2007-4 A2
0.50%	08/25/37	2,†	2,095,000	1,089,370
American Home Mortgage Investment Trust 2004-2 2A
2.99%	02/25/44	[2]	88,528	50,867
American Home Mortgage Investment Trust 2007-2 11A1
0.54%	03/25/47	[2]	117,771	47,832
Banc of America Mortgage Securities, Inc. 2003-A 2A2
5.52%	02/25/33	[2]	11,134	9,532
Bear Stearns Mortgage Funding Trust 2007-AR4 2A1
0.52%	06/25/37	[2]	1,625,246	620,764
Chevy Chase Mortgage Funding Corp. 2004-1A A1
0.59%	01/25/35	[2,4]	721,478	502,045
Chevy Chase Mortgage Funding Corp. 2005-2A A1
0.49%	05/25/36	[2,4]	729,211	578,115
Citigroup Mortgage Loan Trust, Inc. 2004-HYB1 A41
5.15%	02/25/34	[2]	670,424	519,240
Countrywide Alternative Loan Trust 2005-16 A5
0.59%	06/25/35	[2]	180,015	31,162
Countrywide Alternative Loan Trust 2005-17 1X3 (IO)
3.29%	06/25/35	[2,5]	149,844	2,529
Countrywide Alternative Loan Trust 2005-27 2A1
2.69%	08/25/35	[2]	1,383,163	584,194
Countrywide Alternative Loan Trust 2005-27 3A2
2.44%	08/25/35	[2]	107,886	41,875
Countrywide Alternative Loan Trust 2005-51 2A2A
0.61%	11/20/35	[2]	55,814	48,234
Countrywide Alternative Loan Trust 2005-61 2A1
0.59%	12/25/35	[2]	680,432	319,682

Countrywide Alternative Loan Trust 2005-72 A1
0.58%	01/25/36	[2]	994,517	435,745
Countrywide Alternative Loan Trust 2006-OA12 A2
0.53%	09/20/46	[2]	2,456,140	796,714
Countrywide Alternative Loan Trust 2006-OA2 X1P (IO)
3.72%	05/20/46	[2,5]	5,524,784	82,872
CS First Boston Mortgage Securities Corp. 1997-2 A
7.50%	06/25/20	[4]	13,613	12,245
Deutsche Bank Alternate Loan Trust 2006-AR6 A3
0.40%	02/25/37	[2]	41,080	37,957
Downey Savings & Loan Association Mortgage Loan Trust 2004-AR1 A2A
0.72%	09/19/44	[2]	69,448	33,245
Downey Savings & Loan Association Mortgage Loan Trust 2004-AR3 2A2A
0.68%	07/19/44	[2]	20,414	9,548
Downey Savings & Loan Association Mortgage Loan Trust 2005-AR2 2A1A
0.52%	03/19/45	[2]	163,765	71,269
Fifth Third Mortgage Loan Trust 2002-FTB1 5A1
5.01%	11/19/32	[2]	28,400	25,480
First Horizon Asset Securities, Inc. 2003-AR1 2A1
4.21%	03/25/33	[2]	17,677	16,368
Harborview Mortgage Loan Trust 2004-8 2A4A
0.71%	11/19/34	[2]	96,685	49,173
Harborview Mortgage Loan Trust 2005-1 X (IO)
3.08%	03/19/35	[2,5]	2,156,277	34,029

74 / N-Q Report June 2009

AlphaTrak 500 Fund

Schedule of Portfolio Investments

June 30, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Harborview Mortgage Loan Trust 2005-10 X (IO)
3.19%	11/19/35	[2,5]	$207,175	$2,266
Harborview Mortgage Loan Trust 2005-11 2A1A
0.62%	08/19/45	[2]	189,915	85,763
IndyMac Index Mortgage Loan Trust 2004-AR12 A1
0.70%	12/25/34	[2]	254,096	134,080
IndyMac Index Mortgage Loan Trust 2004-AR12 AX2 (IO)
3.56%	12/25/34	[2,5]	870,153	5,710
Indymac Index Mortgage Loan Trust 2004-AR5 2A1A
0.74%	08/25/34	[2]	35,424	16,085
IndyMac Index Mortgage Loan Trust 2004-AR5 2A1B
0.71%	08/25/34	[2]	42,593	19,112
IndyMac Index Mortgage Loan Trust 2004-AR7 A2
0.74%	09/25/34	[2]	197,503	104,507
IndyMac Index Mortgage Loan Trust 2004-AR8 2A2A
0.71%	11/25/34	[2]	80,867	31,581
IndyMac Index Mortgage Loan Trust 2005-AR18 2A1A
0.62%	10/25/36	[2]	196,012	81,453
IndyMac Index Mortgage Loan Trust 2005-AR18 2A1B
1.09%	10/25/36	[2]	136,998	58,730
IndyMac Index Mortgage Loan Trust 2005-AR2 2A2A
0.65%	02/25/35	[2]	112,518	50,892
IndyMac Index Mortgage Loan Trust 2006-AR2 1A1A
0.53%	04/25/46	[2]	146,934	66,258
Lehman XS Trust 2007-12N 1A3A
0.51%	07/25/47	[2]	4,000,000	470,187
MASTR Seasoned Securities Trust 2004-1 4A1
4.72%	10/25/32	[2]	250,076	217,396
Morgan Stanley Mortgage Loan Trust 2004-2AR 1A
4.43%	02/25/34	[2]	3,912	2,623
Residential Asset Mortgage Products, Inc. 2003-SL1 A11
7.13%	03/25/16		214,324	211,841
Residential Asset Mortgage Products, Inc. 2003-SL1 A41
8.00%	04/25/31		50,035	45,914
Residential Asset Mortgage Products, Inc. 2004-SL1 A2
8.50%	11/25/31		22,442	21,573
Structured Asset Mortgage Investments, Inc. 2005-AR7 1A1
3.76%	12/27/35	2,†	2,066,351	888,505
Structured Asset Mortgage Investments, Inc. 2006-AR5 1A1
0.52%	05/25/46	[2]	148,594	60,151
Structured Asset Mortgage Investments, Inc. 2006-AR8 A1A
0.51%	10/25/36	[2]	2,037,452	844,131
Structured Asset Securities Corp. 2001-15A 4A1
6.00%	10/25/31	[2]	7,473	6,668
Structured Asset Securities Corp. 2002-5A 6A
6.28%	04/25/32	[2]	39,746	32,263
Structured Asset Securities Corp. 2003-15A 2A1
3.79%	04/25/33	[2]	84,448	47,953
Terwin Mortgage Trust NIM 2007-2 N1
7.50%	04/25/38	[4]	1,481,970	—
Washington Mutual Alternative Mortgage Pass-Through Certificates 2007-OA3 4A1
2.11%	04/25/47	[2]	1,952,208	707,303
Washington Mutual Mortgage Pass-Through Certificates 2002-AR18 A
4.52%	01/25/33	[2]	110,460	89,820
Washington Mutual Mortgage Pass-Through Certificates 2002-AR6 A
2.74%	06/25/42	[2]	19,928	14,487
Washington Mutual Mortgage Pass-Through Certificates 2006-AR4 1A1A
2.28%	05/25/46	[2]	1,852,879	729,938
Washington Mutual Mortgage Pass-Through Certificates 2007-OA1 XPPP (IO)
1.14%	02/25/47	2,5,†	1,658,862	16,609
Washington Mutual Mortgage Pass-Through Certificates 2007-OA3 CXPP (IO)
1.26%	04/25/47	2,5,†	1,983,079	15,513
Washington Mutual MSC Mortgage Pass-Through Certificates 2003-MS9 1A
7.00%	04/25/33		297,464	299,421

				12,282,270

U.S. Agency Mortgage-Backed — 5.96%
Fannie Mae 1997-91 SL (IO)
7.50%	11/25/23	[2]	337,651	45,341
Fannie Mae 2003-37 IG (IO)
5.50%	05/25/32		400,908	31,553
Fannie Mae 2003-62 IG (IO)
5.00%	10/25/31		1,000,000	163,181
Fannie Mae 2003-91 IQ (IO)
5.50%	06/25/26		32,524	15

N-Q Report June 2009 / 75

AlphaTrak 500 Fund

Schedule of Portfolio Investments

June 30, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae G-36 ZB
7.00%	11/25/21		$3,563	$3,826
Fannie Mae Pool 646884
3.17%	05/01/32	[2]	146,197	147,952
Fannie Mae Pool 802665
4.74%	12/01/34	[2]	29,212	29,556
Freddie Mac 2 L
8.00%	11/25/22		28,930	31,459
Freddie Mac Gold G12393
5.50%	10/01/21		84,741	89,296
Freddie Mac Non Gold Pool 1L0113
4.85%	05/01/35	[2]	482,711	495,864
Freddie Mac Non Gold Pool 781908
4.55%	09/01/34	[2]	83,151	84,161
Freddie Mac Non Gold Pool 788498
4.33%	02/01/30	[2]	366,574	377,775
Freddie Mac Non Gold Pool 847288
3.06%	05/01/34	[2,9]	765,928	774,373
Ginnie Mae 2003-82 IO (IO)
5.50%	03/20/29		8,999	48
Ginnie Mae II Pool 80968
4.63%	07/20/34	[2]	318,192	325,276

				2,599,676

Total Mortgage-Backed
(Cost $32,023,054)				17,670,419

Total Bonds — 96.04%
(Cost $68,689,749)				41,882,537

Issues	Maturity Date		Shares/ Principal Amount	Value
SHORT TERM INVESTMENTS — 14.46%
Money Market Fund — 10.48%
Dreyfus Cash Advantage Fund
1.51%			640,000	640,000
Goldman Sachs Group, Inc. (The)
0.05%			3,930,000	3,930,000

				4,570,000

U.S. Agency Discount Notes — 3.98%
Fannie Mae
0.15%[10]	08/12/09	[11]	$35,000	34,994
0.15%[10]	08/14/09	[11]	125,000	124,977
Federal Home Loan Bank
0.19%[10]	08/14/09	[11]	1,575,000	1,574,721

				1,734,692

Total Short Term Investments
(Cost $6,304,605)				6,304,692

Total Investments — 110.50%
(Cost $74,994,354)[1]				48,187,229

Liabilities in Excess of Other
Assets — (10.50)%				(4,577,041)

Net Assets — 100.00%				$43,610,188

Contracts		Unrealized Depreciation
FUTURES CONTRACTS: LONG POSITIONS
3	S&P 500 Index E-Mini Expiration September 2009	$(3,037)
59	S&P 500 Index Expiration September 2009	(257,933)

	Net unrealized depreciation	$(260,970)

Issues	Expiration Date	Notional Amount (000’s)	Value
SWAPS: TOTAL RETURN
The Fund pays a floating rate based on 3-month USD LIBOR minus 68 basis points and the Fund receives from the counterparty the price return on the Standard & Poor’s 500 Total Return Index. Counterparty: CS First Boston
	08/05/09	$10	$802,370
The Fund pays a floating rate based on 3-month USD LIBOR minus 30 basis points and the Fund receives from the counterparty the price return on the Standard & Poor’s 500 Total Return Index. Counterparty: Goldman Sachs Group, Inc. (The)

	09/03/09	10	28,888

			$831,258

76 / N-Q Report June 2009

AlphaTrak 500 Fund

Schedule of Portfolio Investments

June 30, 2009 (Unaudited)

Issues	Expiration Date	Notional Amount (000’s)[b]	Value
SWAPS: CREDIT DEFAULT (PURCHASED) — SINGLE ISSUES
The Fund pays a fixed rate equal to 3.56% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Centex Corp., 5.25%, due 06/15/15. Counterparty: Merrill Lynch & Co., Inc.
	12/20/12	$300	$(18,920)
The Fund pays a fixed rate equal to 3.65% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Centex Corp., 5.25%, due 06/15/15. Counterparty: Merrill Lynch & Co., Inc.
	12/20/12	200	(13,204)
The Fund pays a fixed rate equal to 3.88% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc., 5.25%, due 01/15/14. Counterparty: Citigroup, Inc.
	12/20/12	100	(4,621)
The Fund pays a fixed rate equal to 3.91% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc., 5.25%, due 01/15/14. Counterparty: Citigroup, Inc.
	12/20/12	240	(11,320)
The Fund pays a fixed rate equal to 2.83% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Toll Brothers Finance Corp., 6.88%, due 11/15/12. Counterparty: Citigroup, Inc.
	12/20/12	220	(9,044)
The Fund pays a fixed rate equal to 2.78% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Toll Brothers Finance Corp., 6.88%, due 11/15/12. Counterparty: Merrill Lynch & Co., Inc.
	12/20/12	210	(8,288)
The Fund pays a fixed rate equal to 2.25% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc., 7.13%, due 02/01/16. Counterparty: Deutsche Bank AG
	03/20/13	75	(2,739)
The Fund pays a fixed rate equal to 2.25% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc., 7.13%, due 02/01/16. Counterparty: Morgan Stanley
	03/20/13	75	(2,739)
The Fund pays a fixed rate equal to 1.85% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc., 7.13%, due 02/01/16. Counterparty: Goldman Sachs Group, Inc. (The)
	06/20/13	100	(2,323)
The Fund pays a fixed rate equal to 0.72% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Hewlett Packard Co., 5.40%, due 03/01/17. Counterparty: Citigroup, Inc.
	03/20/14	155	(1,478)
The Fund pays a fixed rate equal to 2.25% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc., 6.00%, due 08/15/35. Counterparty: Deutsche Bank AG
	03/20/14	25	(1,062)
The Fund pays a fixed rate equal to 0.82% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Arrow Electronics, Inc., 6.88%, due 06/01/18. Counterparty: Citigroup, Inc.
	03/20/14	155	286
The Fund pays a fixed rate equal to 4.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc., 5.25%, due 01/15/14. Counterparty: Deutsche Bank AG
	03/20/15	80	(6,889)
The Fund pays a fixed rate equal to 2.40% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc., 7.13%, due 02/01/16. Counterparty: Citigroup, Inc.
	03/20/15	150	(8,909)

			$(91,250)

Issues	Expiration Date	Credit Rating[a]	Notional Amount (000’s)[b]	Appreciation	Value[c]
SWAPS: CREDIT DEFAULT (WRITTEN) — SINGLE ISSUES
The Fund receives a fixed rate equal to 6.55% and the Fund will pay to the counterparty at par including interest accrued in the event of default of General Electric Capital Corp., 5.63%, due 09/15/17. Counterparty: CS First Boston
	12/20/10	AAA	$510	$19,606	$19,606
The Fund receives a fixed rate equal to 4.00% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the Berkshire Hathaway, Inc., 4.63%, due 10/15/13. Counterparty: Barclays Capital, Inc.
	03/20/11	AAA	400	10,380	10,380

				$29,986	$29,986

Issues	Expiration Date	Premiums Paid/ (Received)	Notional Amount (000’s)[b]	Depreciation	Value[c]
SWAPS: CREDIT DEFAULT (WRITTEN) — TRADED INDICES
The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: CS First Boston
	08/25/37	$(208,803)	$1,245	$(714,748)	$(923,551)
The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: Goldman Sachs Group, Inc. (The)
	08/25/37	(150,390)	300	(72,153)	(222,543)
The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: Morgan Stanley
	08/25/37	(187,262)	380	(94,625)	(281,887)
The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-2, due 01/25/38. Counterparty: Barclays Capital, Inc.
	01/25/38	(405,373)	750	(152,047)	(557,420)
The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-2, due 01/25/38. Counterparty: Royal Bank of Scotland Group Plc
	01/25/38	(261,703)	500	(109,910)	(371,613)
The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AAA 07-2, due 01/25/38. Counterparty: Morgan Stanley
	01/25/38	(218,859)	500	(152,754)	(371,613)

N-Q Report June 2009 / 77

AlphaTrak 500 Fund

Schedule of Portfolio Investments

June 30, 2009 (Unaudited)

Issues	Expiration Date	Premiums Paid/ (Received)	Notional Amount (000’s)[b]	Depreciation	Value[c]
SWAPS: CREDIT DEFAULT (WRITTEN) — TRADED INDICES (continued)
The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AA 06-2, due 05/25/46. Counterparty: Bank of America Corp.
	05/25/46	$(279,424)	$350	$(44,195)	$(323,619)
The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AA 06-2, due 05/25/46. Counterparty: Royal Bank of Scotland Group Plc
	05/25/46	(239,506)	300	(37,882)	(277,388)
The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 06-2, due 05/25/46. Counterparty: Goldman Sachs Group, Inc. (The)
	05/25/46	(198,976)	250	(32,181)	(231,157)
The Fund receives a fixed rate equal to 0.11% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 06-2, due 05/25/46. Counterparty: Citigroup, Inc.
	05/25/46	(111,170)	300	(89,796)	(200,966)

		$(2,261,466)		$(1,500,291)	$(3,761,757)

[a]	Using Standard & Poor’s rating of the issuer.
[b]

The maximum potential payment the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

[c]

The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Notes:

[1]	Cost for financial reporting purposes is $74,994,354 and net unrealized appreciation/ (depreciation) consists of:

Gross unrealized appreciation	$460,654
Gross unrealized depreciation	(27,267,779)

Net unrealized depreciation	$(26,807,125)

[2]	Floating rate security. The rate disclosed is that in effect at June 30, 2009.
[3]	U.S. dollar denominated security issued by foreign domiciled entity.
[4]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at June 30, 2009 was $9,721,074 representing 22.29% of total net assets.

[5]	Illiquid security as determined under procedures approved by the Fund’s Board of Trustees. The aggregate value of illiquid securities is $639,525 which is 1.47% of total net assets.
[6]	Security is currently in default with regards to scheduled interest or principal payments.
[7]	Expected maturity date.
[8]	Non-Rule 144A securities determined to be restricted private placements under procedures approved by the Fund’s Board of Trustees. Information related to these securities is as follows:

Date of Purchase	Security	Amortized Cost	Value	% of Total Net Assets
03/07/07	Kelson 1st Lien, 3.85%, 03/16/13	$215,747	$193,094	0.44%
05/17/07	Tribune 1st Lien Term Loan B, 0.00%, 06/04/14	981,561	338,630	0.78%
02/01/07	United Air Lines, Inc., 2.33%, 02/01/14	702,222	415,774	0.95%

		$1,899,530	$947,498	2.17%

[9]	Securities, or a portion there of, pledged as collateral for swaps.
[10]	Represents annualized yield at date of purchase.
[11]	Securities, or a portion there of, pledged as collateral for futures.
†

Fair valued security. The aggregate value of fair valued securities is $11,442,733 which is 26.24% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees.

This figure does not necessarily indicate the treatment of those securities under FAS 157, as discussed in the Notes to Financial Statements.

*	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date less than the stated maturity date.

(AMBAC): American Municipal Bond Assurance Corp.

(IO): Interest only

(LIBOR): London InterBank Offer Rate

(MTN): Medium term note

(STEP): Step coupon bond

78 / N-Q Report June 2009

Notes to Schedules of Portfolio Investments

June 30, 2009 (Unaudited)

Security Valuation:

The Funds value securities pursuant to policies and procedures approved by the Board of Trustees (the “Board”). Fixed-income securities for which market quotations are readily available are valued at prices as provided by independent pricing vendors. The Funds receive pricing information from independent pricing vendors (approved by the Board) which also use information provided by market makers or estimates of values obtained from yield data relating to investments of securities with similar characteristics. As appropriate, quotations for high yield bonds may also take additional factors into consideration such as the activity of the underlying equity or sector movements. However, securities with a demand feature exercisable within one to seven days are valued at par. The Funds also use a benchmark pricing system to the extent vendor’s prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy comprised of a relevant security (i.e. U.S. Treasury Note) or benchmark (i.e. LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. Once each month the Adviser obtains from one or more dealers an independent review of prices produced by the benchmark system as well as a review of the benchmark selected to adjust the price. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. Debt securities, which mature in less than 60 days, are valued at amortized cost if their original maturity was 60 days or less. If their original term to maturity exceeded 60 days, they are valued by amortizing the value as of the 61st day prior to maturity (unless the Board determines that this method does not represent fair value). S&P 500 futures contracts are valued at the first sale price after 4 p.m. ET on the Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange where it is traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and asked prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Securities and other assets that cannot be valued as described above will be valued at their fair value as determined by the Adviser under guidelines established by and under the general supervision and responsibility of the Board. The fair valued securities at June 30, 2009 are referenced on each Fund’s schedule of portfolio investments by a footnote.

Federal Income Taxation:

It is each Fund’s policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal income tax provision is required.

Distributions to shareholders are recorded on the ex-dividend date. Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have net been determined as of June 30, 2009.

Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”):

This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under FAS 157 are described below:

* Level 1 - quoted prices in active markets for identical securities

* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

* Level 3 - significant unobservable inputs that are not corroborated by observable market data

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of June 30, 2009, Level 3 securities consist of asset-backed securities, collateralized mortgage obligations, corporate bonds and interest only securities that trade in over the counter markets. These securities are valued using indicative bid and ask quotations from

/ 79

Notes to Schedules of Portfolio Investments (continued)

bond dealers and market makers. Indicative quotations and other information used by the Funds may not always be directly observable in the marketplace due to the nature of these markets and the manner of execution. These inputs, the methodology used for valuing such securities, and the characterization of such securities as Level 3 securities are not necessarily an indication of liquidity, or the risk associated with investing in these securities.

The summary of inputs used to value each Fund’s net assets as of June 30, 2009 is as follows:

ULTRA SHORT BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments in Securities
Assets
Short Term Investments	$13,707,000	$9,064,084	$—	$22,771,084
Long Term Investments:
Asset-Backed Securities	—	22,088,824	344,036	22,432,860
Bank Loans	—	1,479,668	—	1,479,668
Corporates	—	5,867,320	—	5,867,320
Mortgage-Backed	—	36,851,902	204,649	37,056,551
Other Financial Instruments *
Assets	—	161,891	—	161,891
Liabilities	—	(11,038,411)	—	(11,038,411)

Total	$13,707,000	$64,475,278	$548,685	$78,730,963

LOW DURATION BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments in Securities
Assets
Short Term Investments	$135,644,100	$130,677,107	$—	$266,321,207
Long Term Investments:
Asset-Backed Securities	—	206,418,496	790,743	207,209,239
Bank Loans	—	18,487,775	—	18,487,775
Corporates	—	342,144,557	—	342,144,557
Mortgage-Backed	—	395,557,540	768,931	396,326,471
Municipal Bonds	—	1,676,927	—	1,676,927
Other Financial Instruments *
Assets	—	1,942,698	—	1,942,698
Liabilities	(852,749)	(72,294,030)	—	(73,146,779)

Total	$134,791,351	$1,024,611,070	$1,559,674	$1,160,962,095

80 /

Notes to Schedules of Portfolio Investments (continued)

INTERMEDIATE BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments in Securities
Assets
Short Term Investments	$11,071,000	$7,079,630	$—	$18,150,630
Long Term Investments:
Asset-Backed Securities	—	13,999,062	—	13,999,062
Bank Loans	—	553,850	—	553,850
Corporates	—	55,844,826	20,250	55,865,076
Mortgage-Backed	—	73,571,791	52,859	73,624,650
Municipal Bonds	—	219,503	—	219,503
U.S. Treasury Securities	—	19,780,486	—	19,780,486
Other Financial Instruments *
Assets	—	2,724,086	—	2,724,086
Liabilities	(290,668)	(6,365,676)	—	(6,656,344)

Total	$10,780,332	$167,407,558	$73,109	$178,260,999

TOTAL RETURN BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments in Securities
Assets
Short Term Investments	$166,567,750	$295,124,589	$—	$461,692,339
Long Term Investments:
Asset-Backed Securities	—	372,270,902	557,659	372,828,561
Bank Loans	—	64,340,058	—	64,340,058
Corporates	—	1,650,109,554	4,500	1,650,114,054
Mortgage-Backed	—	3,584,101,511	1,339,958	3,585,441,469
Municipal Bonds	—	13,557,490	—	13,557,490
U.S. Agency Securities	—	10,751,898	—	10,751,898
U.S. Treasury Securities	—	289,166,073	—	289,166,073
Other Financial Instruments *
Assets	—	87,879,554	—	87,879,554
Liabilities	(13,970,114)	(244,230,201)	—	(258,200,315)

Total	$152,597,636	$6,123,071,428	$1,902,117	$6,277,571,181

/ 81

Notes to Schedules of Portfolio Investments (continued)

HIGH YIELD BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments in Securities
Assets
Short Term Investments	$18,297,000	$20,713,765	$—	$39,010,765
Long Term Investments:
Asset-Backed Securities	—	1,323,792	—	1,323,792
Bank Loans	—	48,080,546	—	48,080,546
Corporates	—	225,672,923	—	225,672,923
Mortgage-Backed	—	1,090,860	21,083	1,111,943
Municipal Bonds	—	7,369,815	—	7,369,815
Preferred Stock	—	17,680	—	17,680
Other Financial Instruments *
Assets	3,250	235,792	—	239,042
Liabilities	(221,720)	(4,606,464)	—	(4,828,184)

Total	$18,078,530	$299,898,709	$21,083	$317,998,322

STRATEGIC INCOME FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments in Securities
Assets
Short Term Investments	$51,065,500	$22,978,280	$—	$74,043,780
Long Term Investments:
Asset-Backed Securities	—	44,246,110	3,479,488	47,725,598
Bank Loans	—	13,027,619	—	13,027,619
Corporates	—	36,755,193	—	36,755,193
Mortgage-Backed	—	47,450,205	723,738	48,173,943
Preferred Stock	—	1,043,342	10,054	1,053,396
Other Financial Instruments *
Assets	6,750	689,411	—	696,161
Liabilities	—	(51,862,228)	—	(51,862,228)

Total	$51,072,250	$114,327,932	$4,213,280	$169,613,462

ALPHATRAK 500 FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments in Securities
Assets
Short Term Investments	$4,570,000	$1,734,692	$—	$6,304,692
Long Term Investments:
Asset-Backed Securities	—	11,352,428	214,455	11,566,883
Bank Loans	—	947,498	—	947,498
Corporates	—	11,697,737	—	11,697,737
Mortgage-Backed	—	17,553,518	116,901	17,670,419
Other Financial Instruments *
Assets	831,258	30,272	—	861,530
Liabilities	(260,970)	(3,853,293)	—	(4,114,263)

Total	$5,140,288	$39,462,852	$331,356	$44,934,496

*	Other financial instruments include (but may not be limited to) reverse repurchase agreements, swap contracts, futures and options.

82 /

Notes to Schedules of Portfolio Investments (continued)

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

ULTRA SHORT BOND FUND	ASSET-BACKED SECURITIES	MORTGAGE-BACKED SECURITIES	OTHER FINANCIAL INSTRUMENTS
Balance as of March 31, 2009	$482,284	$150,841	$98,813
Accrued discounts/premiums	199	(58,662)	—
Realized gain (loss)	219	—	—
Change in unrealized appreciation (depreciation)**	(109,498)	112,470	—
Net purchases (sales)	(29,168)	—	—
Transfers in and/or out of Level 3	—	—	(98,813)

Balance as of June 30, 2009	$344,036	$204,649	$—

LOW DURATION BOND FUND	ASSET-BACKED SECURITIES	MORTGAGE-BACKED SECURITIES	OTHER FINANCIAL INSTRUMENTS
Balance as of March 31, 2009	$998,682	$656,335	$174,375
Accrued discounts/premiums	770	(163,413)	—
Realized gain (loss)	991	1,798	—
Change in unrealized appreciation (depreciation)**	(136,038)	514,169	—
Net purchases (sales)	(73,662)	(239,958)	—
Transfers in and/or out of Level 3	—	—	(174,375)

Balance as of June 30, 2009	$790,743	$768,931	$—

INTERMEDIATE BOND FUND	CORPORATES	MORTGAGE-BACKED SECURITIES
Balance as of March 31, 2009	$27,000	$38,747
Accrued discounts/premiums	—	(14,462)
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)**	(6,750)	28,574
Net purchases (sales)	—	—
Transfers in and/or out of Level 3	—	—

Balance as of June 30, 2009	$20,250	$52,859

/ 83

Notes to Schedules of Portfolio Investments (continued)

TOTAL RETURN BOND FUND	ASSET-BACKED SECURITIES	CORPORATES	MORTGAGE-BACKED SECURITIES	OTHER FINANCIAL INSTRUMENTS
Balance as of March 31, 2009	$731,041	$6,000	$1,061,289	$768,994
Accrued discounts/premiums	2,148	229	(320,856)	—
Realized gain (loss)	2,280	—	844	—
Change in unrealized appreciation (depreciation)**	(135,103)	(1,729)	826,253	—
Net purchases (sales)	(42,707)	—	(227,572)	—
Transfers in and/or out of Level 3	—	—	—	(768,994)

Balance as of June 30, 2009	$557,659	$4,500	$1,339,958	$—

HIGH YIELD BOND FUND	MORTGAGE-BACKED SECURITIES
Balance as of March 31, 2009	$26,657
Accrued discounts/premiums	(5,476)
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)**	44,631
Net purchases (sales)	(44,729)
Transfers in and/or out of Level 3	—

Balance as of June 30, 2009	$21,083

STRATEGIC INCOME FUND	ASSET-BACKED SECURITIES	MORTGAGE-BACKED SECURITIES	PREFERRED STOCK
Balance as of March 31, 2009	$4,712,725	$558,976	$10,054
Accrued discounts/premiums	1,831	(163,391)	—
Realized gain (loss)	3,360	11,026	—
Change in unrealized appreciation (depreciation)**	(808,340)	390,731	—
Net purchases (sales)	(430,088)	(73,604)	—
Transfers in and/or out of Level 3	—	—	—

Balance as of June 30, 2009	$3,479,488	$723,738	$10,054

84 /

Notes to Schedules of Portfolio Investments (continued)

ALPHATRAK 500 FUND	ASSET-BACKED SECURITIES	MORTGAGE-BACKED SECURITIES
Balance as of March 31, 2009	$322,120	$86,736
Accrued discounts/premiums	57	(36,066)
Realized gain (loss)	55	—
Change in unrealized appreciation (depreciation)***	(90,402)	66,237
Net purchases (sales)	(17,375)	(6)
Transfers in and/or out of Level 3	—	—

Balance as of June 30, 2009	$214,455	$116,901

**	Represents the change in unrealized appreciation/depreciation on securities still held at June 30, 2009.
***	The change in unrealized appreciation/depreciation on securities still held at June 30, 2009 was $(24,164).

Reverse Repurchase Agreements - The Funds may enter into reverse repurchase agreements, whereby a Fund sells securities concurrently with entering into an agreement to repurchase those securities at a later date at a fixed price. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on those securities. Reverse repurchase agreements are speculative techniques involving leverage and are considered borrowings by the Fund for purposes of the percentage limitations applicable to borrowings.

Derivatives:

The Funds may engage in various portfolio investment strategies both to increase the return of the Fund and to economically hedge, or protect, their exposure to interest rate movements and movements in the securities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or if the counterparty does not perform under the contract. The Funds are subject to credit risk, equity price risk and interest rate risk in the normal course of pursuing its investment objectives by investing in various derivative financial instruments, as described below. The derivatives listed on the Schedules of Portfolio Investments are indicative of the activity for the year ended March 31, 2009.

Options - The Funds may purchase and write call and put options on securities, securities indices and on foreign currencies. A Fund may purchase put options on securities to seek to protect holdings in an underlying or related security against a substantial decline in market value. A Fund may purchase call options on securities to seek to protect against substantial increases in prices of securities the Fund intends to purchase pending its ability to invest in such securities in an orderly manner. A Fund may write a call or put option only if the option is covered by the Fund’s holding a position in the underlying securities or by other means which would permit immediate satisfaction of the Fund’s obligation as writer of the option. The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the sum of the premium and exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying securities decline. The writer of an option has no control over the time when it maybe required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option. There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, a Fund may be unable to close out a position.

The Funds may execute transactions in both listed and over-the-counter options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. Transactions in certain over-the-counter options may expose the Funds to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter option transaction, the Fund’s maximum amount of loss is the premium paid (as purchaser) or the unrealized loss of the contract (as writer).

Futures - The Funds may purchase or sell exchange-traded futures contracts, which are contracts that obligate the Fund to make or take delivery of a financial instrument or the cash value of a security index at a specified future date at a specified price. The Funds may use futures contracts to manage exposure to the stock and bond markets or changes in interest rates and currency values, or for

/ 85

Notes to Schedules of Portfolio Investments (continued)

gaining exposure to markets. Risks of entering into futures contracts include the possibility that there may be an illiquid market at the time the Adviser to the Fund may be attempting to sell some or all the Fund holdings or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin). Subsequent payments (variation margin) are made or received by the Fund, generally on a daily basis. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed or expires.

Futures transactions involve minimal counterparty risk since futures contracts are guaranteed against default by the exchange on which they trade.

Swaps - The Funds may invest in swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns earned on specific assets, such as the return on, or increase in value of, a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a basket of securities representing a particular index. A swap contract may not be assigned without the consent of the counter-party (and in certain circumstances may not be assignable), and may result in losses in the event of a default or bankruptcy of the counterparty.

The Funds may enter into credit default swap agreements. The buyer in a credit default contract is obligated to pay the seller a periodic, stream of payments over the term of the contract provided no event of default has occurred. In the event of default, the seller must pay the buyer the par value (full notional value) of the reference obligation in exchange for the reference obligation. The Funds may be either the buyer or seller in such transactions. If the Fund is a buyer and no event of default occurs, the Fund loses its investment and recovers nothing. However, if an event of default occurs, the buyer receives full notional value for a reference obligation that may have little or no value. As a seller of a credit default swap, the Fund receives a fixed rate of income throughout the term of the contract, provided there is no default event. If an event of default occurs, the seller may pay the notional value of the reference obligation. The value of the reference obligation received by the seller, coupled with the periodic payments previously received may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund. Credit default swaps involve greater risks than if the Fund had invested in the reference obligation directly. In addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk.

The Funds may enter into interest rate swap agreements. Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. In more complex swaps, the notional principal amount may decline (or amortize) over time. The Funds’ maximum risk of loss due to counterparty default is the discounted net asset value of the cash flows paid to/received from the counterparty over the interest rate swap’s remaining life. The Funds enter into interest rate swaps to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds which may decrease when interest rates rise (interest rate risk).

The Funds may enter into total return swap agreements. Total Return Swap is the generic name for any non-traditional swap where one party agrees to pay the other the “total return” of a defined underlying asset, usually in return for receiving a stream of LIBOR based cash flows. The Total Return Swap may be applied to any underlying asset but is most commonly used with equity indices, single stocks, bonds and defined portfolios of loans and mortgages. The Total Return Swap is a mechanism for the user to accept the economic benefits of asset ownership without utilizing the balance sheet. The other leg of the swap, usually LIBOR, is spread to reflect the non-balance sheet nature of the product. Total Return Swaps can be designed with any underlying asset agreed between two parties.

The Funds may write (sell) and purchase put and call swaptions. Swaption contracts written by the Funds represent an option that gives the purchaser the right, but not the obligation, to enter into a new swap agreement, or to shorten, extend, cancel or modify an existing swap agreement, on a future date on specified terms. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. At June 30, 2009, the Funds did not hold swaptions.

In addition to the securities listed above, the AlphaTrak 500 Fund may invest in the following equity derivative instruments with a notional or contractual value up to its total assets: S&P 500 Index futures contracts, Mini S&P 500 Index futures contracts, options on the S&P 500 Index and S&P futures, and swap agreements involving the S&P 500 Index. When the above listed S&P Index derivatives appear to be overvalued relative to the S&P 500 Index, the Fund may invest up to 100% in the common stocks that comprise the S&P 500 Index. The Fund may also invest up to 25% of its total assets in these stocks indirectly by purchasing interests in one or more mutual funds, asset pools, or trusts that invest in such stocks.

86 /

Notes to Schedules of Portfolio Investments (continued)

Capital Loss Carryforwards:

At March 31, 2009, the following Funds had available for federal income tax purposes unused capital losses as follows:

FUND	EXPIRING IN 2014	EXPIRING IN 2015	EXPIRING IN 2016	EXPIRING IN 2017
Ultra Short Bond Fund	$—	$171,312	$1,489,244	$17,068,161
Low Duration Bond Fund	5,831,064	—	—	99,373,584
Intermediate Bond Fund	—	—	—	3,098,824
Total Return Bond Fund	—	—	—	162,902,742
High Yield Bond Fund	112,035	—	161,051	7,454,755
Strategic Income Fund	61,791	1,235,093	9,036,932	47,852,416
AlphaTrak 500 Fund	—	—	—	60,439,961

For additional information regarding the accounting policies of the MetropolitanWest Funds, refer to the most recent financial statements in the N-CSR filing at www-sec-gov.

/ 87

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Metropolitan West Funds

By (Signature and Title)*	/s/ David Lippman
David Lippman, President and Principal Executive Officer (principal executive officer)

Date 8/28/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David Lippman
David Lippman, President and Principal Executive Officer (principal executive officer)

Date 8/28/09

By (Signature and Title)*	/s/ Joseph D. Hattesohl
Joseph D. Hattesohl, Treasurer (principal financial officer)

Date 8/28/09

* Print the name and title of each signing officer under his or her signature.